UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

This report on Form N-CSR relates solely to the Registrant’s Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Series Equity Growth Fund, Fidelity Advisor Series Growth Opportunities Fund, Fidelity Advisor Series Small Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, and Fidelity Advisor Value Strategies Fund series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity Advisor® Dividend Growth Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Apple, Inc.	4.6
Exxon Mobil Corp.	3.5
Comcast Corp. Class A	3.2
Berkshire Hathaway, Inc. Class B	3.0
Altria Group, Inc.	2.6
Chevron Corp.	2.5
Verizon Communications, Inc.	2.2
Amgen, Inc.	2.0
JPMorgan Chase & Co.	1.9
Bank of America Corp.	1.9
27.4

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	15.2
Financials	15.0
Consumer Discretionary	14.7
Industrials	13.8
Health Care	12.6

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 5.2%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 2.0%
BorgWarner, Inc.	96,100	$4,688
Delphi Technologies PLC	21,300	1,067
Gentex Corp.	306,500	7,365
Lear Corp.	28,900	5,722
Tenneco, Inc.	40,700	1,798
		20,640
Automobiles - 0.2%
Thor Industries, Inc.	23,800	2,204
Diversified Consumer Services - 0.6%
Graham Holdings Co.	1,255	729
H&R Block, Inc.	179,100	4,916
		5,645
Household Durables - 1.0%
D.R. Horton, Inc.	92,600	3,909
Lennar Corp.:
Class A	79,200	4,098
Class B	1,908	79
Tupperware Brands Corp.	58,300	2,458
		10,544
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	111,300	2,263
Leisure Products - 0.2%
Brunswick Corp.	38,600	2,455
Media - 8.6%
AMC Networks, Inc. Class A (a)	26,600	1,521
CBS Corp. Class B	69,400	3,496
Charter Communications, Inc. Class A (a)	13,300	3,472
Cinemark Holdings, Inc.	106,900	3,610
Comcast Corp. Class A	1,035,050	32,273
Discovery Communications, Inc. Class A (a)	86,300	1,820
Entercom Communications Corp. Class A	111,756	766
GCI Liberty, Inc. (a)	12,100	506
Interpublic Group of Companies, Inc.	143,700	3,248
Liberty Global PLC Class A (a)	158,300	4,513
Liberty Media Corp. Liberty Media Class A (a)	56,700	1,716
Omnicom Group, Inc.	27,300	1,968
The Walt Disney Co.	135,500	13,478
Time Warner, Inc.	57,300	5,395
Twenty-First Century Fox, Inc. Class A	182,100	7,020
Viacom, Inc. Class B (non-vtg.)	75,100	2,035
		86,837
Multiline Retail - 0.4%
Dollar General Corp.	34,400	3,009
Target Corp.	7,400	539
		3,548
Specialty Retail - 1.2%
Gap, Inc.	43,100	1,206
Lowe's Companies, Inc.	57,500	5,463
Ross Stores, Inc.	12,700	1,002
TJX Companies, Inc.	45,800	4,137
		11,808
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc.	44	5
Hanesbrands, Inc.	180,800	3,296
		3,301

TOTAL CONSUMER DISCRETIONARY		149,245

CONSUMER STAPLES - 11.6%
Beverages - 0.8%
PepsiCo, Inc.	83,200	8,341
Food & Staples Retailing - 0.7%
Walgreens Boots Alliance, Inc.	106,400	6,638
Food Products - 3.9%
Campbell Soup Co. (b)	76,000	2,557
ConAgra Foods, Inc.	114,200	4,232
General Mills, Inc.	134,800	5,701
Hostess Brands, Inc. Class A (a)	39,800	542
Ingredion, Inc.	15,800	1,760
Mondelez International, Inc.	157,600	6,189
The Hershey Co.	50,100	4,511
The J.M. Smucker Co.	15,100	1,623
The Kraft Heinz Co.	170,000	9,772
Tyson Foods, Inc. Class A	34,600	2,334
		39,221
Household Products - 2.5%
Energizer Holdings, Inc.	82,600	5,017
Kimberly-Clark Corp.	84,900	8,562
Procter & Gamble Co.	116,600	8,532
Spectrum Brands Holdings, Inc.	44,300	3,530
		25,641
Personal Products - 0.4%
Coty, Inc. Class A	75,700	1,003
Edgewell Personal Care Co. (a)	57,400	2,510
		3,513
Tobacco - 3.3%
Altria Group, Inc.	483,600	26,956
British American Tobacco PLC (United Kingdom)	73,011	3,748
Philip Morris International, Inc.	37,400	2,975
		33,679

TOTAL CONSUMER STAPLES		117,033

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	206,490	25,667
Exxon Mobil Corp.	438,822	35,650
Suncor Energy, Inc.	71,080	2,831
Total SA sponsored ADR (b)	91,643	5,558
		69,706
FINANCIALS - 15.0%
Banks - 5.6%
Bank of America Corp.	662,303	19,233
JPMorgan Chase & Co.	179,793	19,240
Wells Fargo & Co.	347,690	18,772
		57,245
Capital Markets - 1.0%
Brighthouse Financial, Inc.	35,600	1,677
Diamond Hill Investment Group, Inc.	6,900	1,352
KKR & Co. LP	312,700	6,951
		9,980
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	0
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	156,300	29,936
Insurance - 5.4%
Allstate Corp.	69,400	6,488
American International Group, Inc.	114,000	6,018
Chubb Ltd.	91,200	11,919
MetLife, Inc.	207,100	9,525
Prudential Financial, Inc.	27,500	2,663
The Travelers Companies, Inc.	126,900	16,309
Torchmark Corp.	19,600	1,663
		54,585

TOTAL FINANCIALS		151,746

HEALTH CARE - 12.6%
Biotechnology - 2.7%
Amgen, Inc.	108,837	19,549
Gilead Sciences, Inc.	106,600	7,185
		26,734
Health Care Providers & Services - 7.1%
AmerisourceBergen Corp.	63,100	5,183
Anthem, Inc.	59,400	13,152
Cardinal Health, Inc.	126,200	6,574
Cigna Corp.	41,800	7,080
CVS Health Corp.	195,100	12,367
Express Scripts Holding Co. (a)	13,600	1,031
HCA Holdings, Inc.	25,400	2,620
McKesson Corp.	30,700	4,358
Patterson Companies, Inc.	135,100	2,826
Quest Diagnostics, Inc.	57,200	6,094
UnitedHealth Group, Inc.	23,500	5,675
Universal Health Services, Inc. Class B	45,500	5,232
		72,192
Pharmaceuticals - 2.8%
GlaxoSmithKline PLC	159,861	3,239
Johnson & Johnson	69,302	8,290
Pfizer, Inc.	424,900	15,267
Sanofi SA	25,327	1,941
		28,737

TOTAL HEALTH CARE		127,663

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.2%
General Dynamics Corp.	6,900	1,392
Rockwell Collins, Inc.	4,900	674
United Technologies Corp.	78,400	9,786
		11,852
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	116,200	13,493
Airlines - 1.8%
Allegiant Travel Co.	6,897	1,044
American Airlines Group, Inc.	109,600	4,772
Delta Air Lines, Inc.	147,400	7,967
Southwest Airlines Co.	85,800	4,383
		18,166
Building Products - 0.2%
Johnson Controls International PLC	71,900	2,413
Commercial Services & Supplies - 0.5%
Deluxe Corp.	68,074	4,530
Stericycle, Inc. (a)	15,900	1,010
		5,540
Construction & Engineering - 0.3%
Fluor Corp.	32,500	1,584
KBR, Inc.	79,700	1,468
		3,052
Electrical Equipment - 0.8%
Acuity Brands, Inc.	37,200	4,399
EnerSys	19,100	1,526
Regal Beloit Corp.	25,000	1,986
		7,911
Industrial Conglomerates - 1.3%
General Electric Co.	662,100	9,322
Honeywell International, Inc.	29,200	4,319
		13,641
Machinery - 2.9%
Allison Transmission Holdings, Inc.	54,043	2,233
Crane Co.	50,400	4,189
Cummins, Inc.	58,200	8,287
PACCAR, Inc.	128,000	7,965
Snap-On, Inc.	45,200	6,681
		29,355
Professional Services - 0.7%
Dun & Bradstreet Corp.	41,127	5,051
Manpower, Inc.	18,200	1,638
		6,689
Road & Rail - 2.8%
Norfolk Southern Corp.	64,900	9,842
Union Pacific Corp.	128,200	18,302
		28,144

TOTAL INDUSTRIALS		140,256

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.0%
Cisco Systems, Inc.	301,279	12,868
Juniper Networks, Inc.	260,900	6,950
		19,818
Electronic Equipment & Components - 0.2%
Avnet, Inc.	28,200	1,075
Jabil, Inc.	30,600	865
		1,940
IT Services - 1.5%
DXC Technology Co.	42,000	3,869
IBM Corp.	56,200	7,942
Leidos Holdings, Inc.	26,300	1,580
The Western Union Co.	90,600	1,802
		15,193
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	21,800	2,119
Intel Corp.	203,900	11,255
NXP Semiconductors NV (a)	10,400	1,186
Qualcomm, Inc.	83,078	4,828
		19,388
Software - 3.2%
CA Technologies, Inc.	213,000	7,613
Micro Focus International PLC	112,800	1,998
Microsoft Corp.	60,163	5,947
Oracle Corp.	371,800	17,370
		32,928
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	252,024	47,092
Hewlett Packard Enterprise Co.	295,900	4,510
HP, Inc.	341,100	7,514
NCR Corp. (a)	16,800	506
Seagate Technology LLC	28,800	1,623
Xerox Corp.	135,700	3,688
		64,933

TOTAL INFORMATION TECHNOLOGY		154,200

MATERIALS - 3.1%
Chemicals - 2.0%
Huntsman Corp.	112,900	3,609
LyondellBasell Industries NV Class A	92,000	10,315
Monsanto Co.	10,900	1,389
PPG Industries, Inc.	25,100	2,533
The Chemours Co. LLC	57,700	2,827
		20,673
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	92,600	1,565
Nucor Corp.	74,300	4,769
Steel Dynamics, Inc.	91,300	4,513
		10,847

TOTAL MATERIALS		31,520

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	157,000	5,074
Verizon Communications, Inc.	469,100	22,362
		27,436
UTILITIES - 3.3%
Electric Utilities - 2.4%
Exelon Corp.	146,900	6,080
NextEra Energy, Inc.	28,300	4,692
PG&E Corp.	34,100	1,478
PPL Corp.	205,200	5,606
Southern Co.	135,100	6,066
		23,922
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	452,500	5,769
Multi-Utilities - 0.3%
Sempra Energy	34,300	3,654

TOTAL UTILITIES		33,345

TOTAL COMMON STOCKS
(Cost $929,664)		1,002,150

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.76% (c)	8,378,797	8,380
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	2,164,704	2,165
TOTAL MONEY MARKET FUNDS
(Cost $10,544)		10,545
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $940,208)		1,012,695
NET OTHER ASSETS (LIABILITIES) - 0.0%		476
NET ASSETS - 100%		$1,013,171

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$480
Fidelity Securities Lending Cash Central Fund	10
Total	$490

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$149,245	$149,245	$--	$--
Consumer Staples	117,033	113,285	3,748	--
Energy	69,706	69,706	--	--
Financials	151,746	151,746	--	--
Health Care	127,663	122,483	5,180	--
Industrials	140,256	140,256	--	--
Information Technology	154,200	152,202	1,998	--
Materials	31,520	31,520	--	--
Telecommunication Services	27,436	27,436	--	--
Utilities	33,345	33,345	--	--
Money Market Funds	10,545	10,545	--	--
Total Investments in Securities:	$1,012,695	$1,001,769	$10,926	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,081) — See accompanying schedule: Unaffiliated issuers (cost $929,664)	$1,002,150
Fidelity Central Funds (cost $10,544)	10,545
Total Investment in Securities (cost $940,208)		$1,012,695
Receivable for investments sold		23,293
Receivable for fund shares sold		332
Dividends receivable		3,479
Distributions receivable from Fidelity Central Funds		68
Other receivables		26
Total assets		1,039,893
Liabilities
Payable to custodian bank	$617
Payable for investments purchased	22,597
Payable for fund shares redeemed	469
Accrued management fee	291
Distribution and service plan fees payable	341
Other affiliated payables	193
Other payables and accrued expenses	49
Collateral on securities loaned	2,165
Total liabilities		26,722
Net Assets		$1,013,171
Net Assets consist of:
Paid in capital		$838,365
Undistributed net investment income		6,235
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,084
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,487
Net Assets		$1,013,171
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($352,664 ÷ 20,663.6 shares)		$17.07
Maximum offering price per share (100/94.25 of $17.07)		$18.11
Class M:
Net Asset Value and redemption price per share ($356,367 ÷ 20,988.2 shares)		$16.98
Maximum offering price per share (100/96.50 of $16.98)		$17.60
Class C:
Net Asset Value and offering price per share ($138,755 ÷ 8,599.9 shares)(a)		$16.13
Class I:
Net Asset Value, offering price and redemption price per share ($156,960 ÷ 8,720.6 shares)		$18.00
Class Z:
Net Asset Value, offering price and redemption price per share ($8,425 ÷ 461.1 shares)		$18.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$11,994
Interest		32
Income from Fidelity Central Funds		490
Total income		12,516
Expenses
Management fee
Basic fee	$2,876
Performance adjustment	(1,026)
Transfer agent fees	1,015
Distribution and service plan fees	2,145
Accounting and security lending fees	175
Custodian fees and expenses	25
Independent trustees' fees and expenses	2
Registration fees	37
Audit	35
Legal	4
Miscellaneous	5
Total expenses before reductions	5,293
Expense reductions	(42)
Total expenses after reductions		5,251
Net investment income (loss)		7,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	96,489
Fidelity Central Funds	2
Foreign currency transactions	3
Total net realized gain (loss)		96,494
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(109,546)
Fidelity Central Funds	(2)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		(109,552)
Net gain (loss)		(13,058)
Net increase (decrease) in net assets resulting from operations		$(5,793)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,265	$12,222
Net realized gain (loss)	96,494	158,486
Change in net unrealized appreciation (depreciation)	(109,552)	13,915
Net increase (decrease) in net assets resulting from operations	(5,793)	184,623
Distributions to shareholders from net investment income	(12,196)	(10,211)
Distributions to shareholders from net realized gain	(143,270)	–
Total distributions	(155,466)	(10,211)
Share transactions - net increase (decrease)	87,608	(73,859)
Total increase (decrease) in net assets	(73,651)	100,553
Net Assets
Beginning of period	1,086,822	986,269
End of period	$1,013,171	$1,086,822
Other Information
Undistributed net investment income end of period	$6,235	$11,166

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Dividend Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.01	$16.90	$17.35	$19.65	$17.23	$13.33
Income from Investment Operations
Net investment income (loss)A	.14	.25	.21	.20	.23B	.13
Net realized and unrealized gain (loss)	(.18)	3.07	.46	(.34)C	2.29	3.87
Total from investment operations	(.04)	3.32	.67	(.14)	2.52	4.00
Distributions from net investment income	(.26)	(.21)	(.18)	(.19)	(.09)	(.10)
Distributions from net realized gain	(2.65)	–	(.94)	(1.96)	(.01)	–
Total distributions	(2.90)D	(.21)	(1.12)	(2.16)E	(.10)	(.10)
Net asset value, end of period	$17.07	$20.01	$16.90	$17.35	$19.65	$17.23
Total ReturnF,G,H	(.56)%	19.81%	4.36%	(.41)%C	14.70%	30.26%
Ratios to Average Net AssetsI,J
Expenses before reductions	.84%K	.85%	.90%	1.01%	.94%	.98%
Expenses net of fee waivers, if any	.84%K	.85%	.90%	1.00%	.94%	.98%
Expenses net of all reductions	.83%K	.84%	.90%	1.00%	.94%	.97%
Net investment income (loss)	1.52%K	1.36%	1.33%	1.13%	1.29%B	.87%
Supplemental Data
Net assets, end of period (in millions)	$353	$376	$355	$356	$386	$369
Portfolio turnover rateL	111%K	73%	31%	56%	106%	70%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.51)%.

 D Total distributions of $2.90 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $2.648 per share.

 E Total distributions of $2.16 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.962 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.90	$16.81	$17.25	$19.55	$17.15	$13.26
Income from Investment Operations
Net investment income (loss)A	.11	.20	.17	.15	.19B	.10
Net realized and unrealized gain (loss)	(.17)	3.05	.47	(.34)C	2.27	3.86
Total from investment operations	(.06)	3.25	.64	(.19)	2.46	3.96
Distributions from net investment income	(.21)	(.16)	(.14)	(.15)	(.06)	(.07)
Distributions from net realized gain	(2.65)	–	(.94)	(1.96)	(.01)	–
Total distributions	(2.86)	(.16)	(1.08)	(2.11)	(.06)D	(.07)
Net asset value, end of period	$16.98	$19.90	$16.81	$17.25	$19.55	$17.15
Total ReturnE,F,G	(.70)%	19.50%	4.15%	(.67)%C	14.41%	30.05%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%J	1.09%	1.14%	1.24%	1.18%	1.20%
Expenses net of fee waivers, if any	1.09%J	1.09%	1.14%	1.24%	1.18%	1.20%
Expenses net of all reductions	1.08%J	1.09%	1.14%	1.24%	1.17%	1.19%
Net investment income (loss)	1.27%J	1.11%	1.09%	.89%	1.05%B	.65%
Supplemental Data
Net assets, end of period (in millions)	$356	$374	$351	$372	$412	$375
Portfolio turnover rateK	111%J	73%	31%	56%	106%	70%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.77)%.

 D Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$16.06	$16.53	$18.82	$16.54	$12.79
Income from Investment Operations
Net investment income (loss)A	.06	.10	.09	.06	.09B	.02
Net realized and unrealized gain (loss)	(.17)	2.92	.44	(.32)C	2.20	3.73
Total from investment operations	(.11)	3.02	.53	(.26)	2.29	3.75
Distributions from net investment income	(.12)	(.08)	(.06)	(.06)	–	–
Distributions from net realized gain	(2.65)	–	(.94)	(1.96)	(.01)	–
Total distributions	(2.76)D	(.08)	(1.00)	(2.03)E	(.01)	–
Net asset value, end of period	$16.13	$19.00	$16.06	$16.53	$18.82	$16.54
Total ReturnF,G,H	(.99)%	18.88%	3.58%	(1.16)%C	13.83%	29.36%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.61%K	1.61%	1.66%	1.76%	1.69%	1.72%
Expenses net of fee waivers, if any	1.61%K	1.61%	1.66%	1.76%	1.69%	1.72%
Expenses net of all reductions	1.60%K	1.61%	1.66%	1.76%	1.69%	1.71%
Net investment income (loss)	.75%K	.59%	.57%	.37%	.54%B	.13%
Supplemental Data
Net assets, end of period (in millions)	$139	$160	$154	$167	$179	$160
Portfolio turnover rateL	111%K	73%	31%	56%	106%	70%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .32%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.26)%

 D Total distributions of $2.76 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $2.648 per share.

 E Total distributions of $2.03 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.962 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.97	$17.70	$18.12	$20.42	$17.91	$13.86
Income from Investment Operations
Net investment income (loss)A	.17	.30	.26	.25	.29B	.18
Net realized and unrealized gain (loss)	(.19)	3.21	.49	(.35)C	2.37	4.02
Total from investment operations	(.02)	3.51	.75	(.10)	2.66	4.20
Distributions from net investment income	(.30)	(.24)	(.22)	(.24)	(.14)	(.15)
Distributions from net realized gain	(2.65)	–	(.94)	(1.96)	(.01)	–
Total distributions	(2.95)	(.24)	(1.17)D	(2.20)	(.15)	(.15)
Net asset value, end of period	$18.00	$20.97	$17.70	$18.12	$20.42	$17.91
Total ReturnE,F	(.44)%	20.07%	4.60%	(.14)%C	14.99%	30.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.61%	.67%	.76%	.69%	.70%
Expenses net of fee waivers, if any	.60%I	.61%	.67%	.76%	.69%	.70%
Expenses net of all reductions	.59%I	.60%	.66%	.76%	.69%	.69%
Net investment income (loss)	1.76%I	1.59%	1.57%	1.37%	1.54%B	1.15%
Supplemental Data
Net assets, end of period (in millions)	$157	$170	$123	$125	$131	$135
Portfolio turnover rateJ	111%I	73%	31%	56%	106%	70%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.32%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.24)%

 D Total distributions of $1.17 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.941 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Dividend Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.27	$17.95	$18.36	$20.44	$17.92	$16.59
Income from Investment Operations
Net investment income (loss)B	.18	.34	.29	.28	.31C	.06
Net realized and unrealized gain (loss)	(.19)	3.24	.50	(.35)D	2.38	1.27
Total from investment operations	(.01)	3.58	.79	(.07)	2.69	1.33
Distributions from net investment income	(.34)	(.26)	(.26)	(.05)	(.17)	–
Distributions from net realized gain	(2.65)	–	(.94)	(1.96)	(.01)	–
Total distributions	(2.99)	(.26)	(1.20)	(2.01)	(.17)E	–
Net asset value, end of period	$18.27	$21.27	$17.95	$18.36	$20.44	$17.92
Total ReturnF,G	(.40)%	20.21%	4.80%	(.01)%D	15.20%	8.02%
Ratios to Average Net AssetsH,I
Expenses before reductions	.45%J	.45%	.49%	.59%	.52%	.54%J
Expenses net of fee waivers, if any	.45%J	.45%	.49%	.59%	.52%	.54%J
Expenses net of all reductions	.44%J	.44%	.49%	.59%	.52%	.52%J
Net investment income (loss)	1.92%J	1.76%	1.74%	1.54%	1.71%C	1.26%J
Supplemental Data
Net assets, end of period (in millions)	$8	$7	$2	$9	$–	$7
Portfolio turnover rateK	111%J	73%	31%	56%	106%	70%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.11)%.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$111,796
Gross unrealized depreciation	(40,239)
Net unrealized appreciation (depreciation)	$71,557
Tax cost	$941,138

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $556,873 and $557,664, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$461	$8
Class M	.25%	.25%	928	9
Class C	.75%	.25%	756	40
			$2,145	$57

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36
Class M	8
Class C(a)	4
$48

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$348.19
Class M	345.19
Class C	156.21
Class I	164.20
Class Z	2.05
	$1,015

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10, including less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$4,745	$4,338
Class M	3,921	3,360
Class C	960	762
Class I	2,448	1,715
Class Z	122	36
Total	$12,196	$10,211
From net realized gain
Class A	$49,237	$–
Class M	49,650	–
Class C	22,110	–
Class I	21,321	–
Class Z	952	–
Total	$143,270	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	1,409	1,978	$25,153	$35,475
Reinvestment of distributions	2,930	236	51,334	4,055
Shares redeemed	(2,465)	(4,436)	(43,646)	(80,259)
Net increase (decrease)	1,874	(2,222)	$32,841	$(40,729)
Class M
Shares sold	1,709	2,724	$30,141	$48,944
Reinvestment of distributions	3,022	191	52,730	3,277
Shares redeemed	(2,555)	(5,008)	(44,985)	(90,160)
Net increase (decrease)	2,176	(2,093)	$37,886	$(37,939)
Class C
Shares sold	383	621	$6,427	$10,664
Reinvestment of distributions	1,270	41	21,110	674
Shares redeemed	(1,455)	(1,840)	(24,577)	(31,830)
Net increase (decrease)	198	(1,178)	$2,960	$(20,492)
Class I
Shares sold	599	2,821	$11,247	$53,367
Reinvestment of distributions	1,201	89	22,163	1,608
Shares redeemed	(1,178)	(1,786)	(22,005)	(33,740)
Net increase (decrease)	622	1,124	$11,405	$21,235
Class Z
Shares sold	115	343	$2,255	$6,879
Reinvestment of distributions	54	2	1,003	36
Shares redeemed	(40)	(150)	(742)	(2,849)
Net increase (decrease)	129	195	$2,516	$4,066

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.84%
Actual		$1,000.00	$994.40	$4.18
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class M	1.09%
Actual		$1,000.00	$993.00	$5.42
Hypothetical-C		$1,000.00	$1,019.50	$5.49
Class C	1.61%
Actual		$1,000.00	$990.10	$7.99
Hypothetical-C		$1,000.00	$1,016.90	$8.10
Class I	.60%
Actual		$1,000.00	$995.60	$2.99
Hypothetical-C		$1,000.00	$1,021.94	$3.02
Class Z	.45%
Actual		$1,000.00	$996.00	$2.24
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ADGF-SANN-0718
1.721239.119

Fidelity Advisor® Equity Growth Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Alphabet, Inc. Class A	6.3
Microsoft Corp.	6.1
Amazon.com, Inc.	5.7
Home Depot, Inc.	3.0
Charles Schwab Corp.	3.0
Adobe Systems, Inc.	2.8
Visa, Inc. Class A	2.7
Apple, Inc.	2.7
Facebook, Inc. Class A	2.4
Cheniere Energy, Inc.	1.9
36.6

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	42.9
Consumer Discretionary	13.2
Financials	11.2
Health Care	10.3
Industrials	7.4

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	98.4%
Convertible Securities	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 11.0%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	192,800	$21,420
Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Holdings, Inc.	177,918	14,360
Marriott International, Inc. Class A	26,600	3,601
Wingstop, Inc.	149,500	7,566
		25,527
Household Durables - 0.8%
Panasonic Corp.	1,834,000	24,868
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc. (a)	113,700	185,288
The Booking Holdings, Inc. (a)	10,300	21,722
		207,010
Media - 0.8%
Charter Communications, Inc. Class A (a)	100,000	26,104
China Literature Ltd. (a)(b)	569	5
		26,109
Specialty Retail - 3.0%
Home Depot, Inc.	524,144	97,779
Textiles, Apparel & Luxury Goods - 0.8%
Kering SA	4,500	2,576
LVMH Moet Hennessy - Louis Vuitton SA	65,077	22,660
Puma AG	375	228
		25,464

TOTAL CONSUMER DISCRETIONARY		428,177

CONSUMER STAPLES - 4.1%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	67,000	14,946
Fever-Tree Drinks PLC	141,635	5,656
Kweichow Moutai Co. Ltd. (A Shares)	82,313	9,645
Pernod Ricard SA ADR	241,700	8,127
		38,374
Food Products - 0.3%
McCormick & Co., Inc. (non-vtg.)	66,800	6,747
The Simply Good Foods Co.	254,700	3,375
		10,122
Household Products - 0.5%
Energizer Holdings, Inc.	292,900	17,791
Personal Products - 1.6%
Coty, Inc. Class A	549,400	7,280
Estee Lauder Companies, Inc. Class A	152,200	22,745
Unilever NV (NY Reg.)	398,600	22,230
		52,255
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	311,900	15,969

TOTAL CONSUMER STAPLES		134,511

ENERGY - 3.0%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	387,600	13,407
Computer Modelling Group Ltd.	541,600	3,989
		17,396
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc. (a)	941,500	62,723
Reliance Industries Ltd.	1,183,261	16,168
		78,891

TOTAL ENERGY		96,287

FINANCIALS - 11.0%
Banks - 4.7%
Bank of America Corp.	1,170,300	33,986
First Republic Bank	252,000	25,099
HDFC Bank Ltd.	68,446	2,271
HDFC Bank Ltd. sponsored ADR	61,200	6,513
Huntington Bancshares, Inc.	1,178,500	17,524
JPMorgan Chase & Co.	532,100	56,940
M&T Bank Corp.	49,900	8,587
Metro Bank PLC (a)	50,300	2,223
		153,143
Capital Markets - 6.3%
Cboe Global Markets, Inc.	28,454	2,776
Charles Schwab Corp.	1,753,300	97,519
CME Group, Inc.	317,654	51,746
Goldman Sachs Group, Inc.	58,400	13,191
JMP Group, Inc.	141,100	722
MSCI, Inc.	137,800	22,402
The Blackstone Group LP	483,200	15,429
		203,785

TOTAL FINANCIALS		356,928

HEALTH CARE - 10.2%
Biotechnology - 3.3%
Amgen, Inc.	120,700	21,680
Biogen, Inc. (a)	104,800	30,807
Calyxt, Inc.	161,200	3,042
Cytokinetics, Inc. (a)	169,810	1,528
Insmed, Inc. (a)	741,220	20,650
TESARO, Inc. (a)	108,000	4,943
Vertex Pharmaceuticals, Inc. (a)	162,164	24,973
		107,623
Health Care Equipment & Supplies - 4.9%
Becton, Dickinson & Co.	215,800	47,819
Boston Scientific Corp. (a)	790,100	24,011
Danaher Corp.	226,314	22,468
Intuitive Surgical, Inc. (a)	109,300	50,242
ResMed, Inc.	98,000	10,075
Sartorius Stedim Biotech	49,000	4,858
		159,473
Health Care Providers & Services - 0.4%
National Vision Holdings, Inc.	10,800	393
OptiNose, Inc.	13,800	318
UnitedHealth Group, Inc.	47,800	11,544
		12,255
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	100,700	7,790
Life Sciences Tools & Services - 0.1%
Codexis, Inc. (a)	143,400	2,151
Pharmaceuticals - 1.3%
AstraZeneca PLC sponsored ADR	606,900	22,474
Mallinckrodt PLC (a)(c)	310,000	5,224
Mylan NV (a)	381,800	14,684
		42,382

TOTAL HEALTH CARE		331,674

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	33,377	11,152
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	401,900	22,036
Prosegur Compania de Seguridad SA (Reg.)	809,100	5,562
		27,598
Electrical Equipment - 2.0%
AMETEK, Inc.	339,400	24,786
Fortive Corp.	400,207	29,091
Nidec Corp.	72,800	11,300
		65,177
Industrial Conglomerates - 0.8%
3M Co.	68,700	13,550
Roper Technologies, Inc.	49,569	13,671
		27,221
Machinery - 1.9%
Allison Transmission Holdings, Inc.	816,700	33,738
Apergy Corp. (a)	69,388	2,997
Gardner Denver Holdings, Inc.	716,500	23,551
Rational AG	3,600	2,252
		62,538
Professional Services - 1.5%
IHS Markit Ltd. (a)	307,000	15,129
Robert Half International, Inc.	183,800	11,704
TransUnion Holding Co., Inc.	311,500	21,369
		48,202

TOTAL INDUSTRIALS		241,888

INFORMATION TECHNOLOGY - 42.3%
Electronic Equipment & Components - 0.3%
Cognex Corp.	194,100	8,872
Internet Software & Services - 14.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	166,700	33,008
Alphabet, Inc. Class A (a)	186,350	204,987
DocuSign, Inc.	9,000	448
Dropbox, Inc. Class A (a)	15,400	462
Facebook, Inc. Class A (a)	411,800	78,975
GoDaddy, Inc. (a)	325,300	23,288
MercadoLibre, Inc.	27,100	7,881
NetEase, Inc. ADR	27,200	6,210
Shopify, Inc. Class A (a)	78,700	11,674
Stamps.com, Inc. (a)	166,168	41,675
Tencent Holdings Ltd.	578,600	29,539
VeriSign, Inc. (a)	165,500	21,588
		459,735
IT Services - 7.8%
Cognizant Technology Solutions Corp. Class A	424,398	31,978
Fidelity National Information Services, Inc.	214,700	21,947
Global Payments, Inc.	195,600	21,743
MasterCard, Inc. Class A	119,600	22,738
PayPal Holdings, Inc. (a)	586,000	48,093
Square, Inc. (a)	313,500	18,261
Visa, Inc. Class A	677,432	88,554
		253,314
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	74,200	14,591
Broadcom, Inc.	24,800	6,251
Cree, Inc. (a)	114,900	5,357
Maxim Integrated Products, Inc.	271,028	15,896
Monolithic Power Systems, Inc.	66,832	8,809
Qualcomm, Inc.	391,500	22,754
		73,658
Software - 15.1%
Activision Blizzard, Inc.	304,400	21,585
Adobe Systems, Inc. (a)	362,700	90,414
Autodesk, Inc. (a)	146,100	18,862
Black Knight, Inc. (a)	328,000	16,597
Electronic Arts, Inc. (a)	188,145	24,630
Intuit, Inc.	197,600	39,836
Microsoft Corp.	2,020,300	199,686
Pluralsight, Inc.	67,400	1,450
Red Hat, Inc. (a)	133,500	21,683
Salesforce.com, Inc. (a)	393,692	50,916
Splunk, Inc. (a)	39,900	4,421
Zscaler, Inc. (a)	6,300	165
		490,245
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	472,100	88,221

TOTAL INFORMATION TECHNOLOGY		1,374,045

MATERIALS - 4.6%
Chemicals - 3.5%
CF Industries Holdings, Inc.	442,300	18,196
DowDuPont, Inc.	627,000	40,197
Sherwin-Williams Co.	43,500	16,497
The Chemours Co. LLC	348,100	17,053
Umicore SA	353,628	20,009
		111,952
Construction Materials - 1.1%
Eagle Materials, Inc.	260,800	28,266
Summit Materials, Inc.	263,979	7,502
		35,768

TOTAL MATERIALS		147,720

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	335,100	46,368
Equinix, Inc.	18,500	7,342
SBA Communications Corp. Class A (a)	53,500	8,457
		62,167
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	688,818	16,387

TOTAL REAL ESTATE		78,554

TOTAL COMMON STOCKS
(Cost $2,138,485)		3,189,784

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	875,350	18
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	13,034	2,781
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	485,012	19,400
IT Services - 0.0%
AppNexus, Inc. Series E (a)(d)(e)	105,425	2,499
TOTAL INFORMATION TECHNOLOGY		21,899

TOTAL CONVERTIBLE PREFERRED STOCKS		24,698

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	475,900	5,497
TOTAL PREFERRED STOCKS
(Cost $23,010)		30,195

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.76% (f)	33,022,120	33,029
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	1,247,222	1,247
TOTAL MONEY MARKET FUNDS
(Cost $34,276)		34,276
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,195,771)		3,254,255
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,146)
NET ASSETS - 100%		$3,249,109

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,698,000 or 0.8% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$2,112
BioNTech AG Series A	12/29/17	$2,855
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$289
Fidelity Securities Lending Cash Central Fund	47
Total	$336

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$428,195	$380,644	$47,533	$18
Consumer Staples	134,511	134,511	--	--
Energy	96,287	96,287	--	--
Financials	362,425	360,154	2,271	--
Health Care	334,455	331,674	--	2,781
Industrials	241,888	241,888	--	--
Information Technology	1,395,944	1,344,506	29,539	21,899
Materials	147,720	147,720	--	--
Real Estate	78,554	78,554	--	--
Money Market Funds	34,276	34,276	--	--
Total Investments in Securities:	$3,254,255	$3,150,214	$79,343	$24,698

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Cayman Islands	2.1%
Netherlands	1.5%
United Kingdom	1.5%
France	1.2%
Japan	1.1%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,196) — See accompanying schedule: Unaffiliated issuers (cost $2,161,495)	$3,219,979
Fidelity Central Funds (cost $34,276)	34,276
Total Investment in Securities (cost $2,195,771)		$3,254,255
Receivable for fund shares sold		1,875
Dividends receivable		3,873
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		1
Other receivables		233
Total assets		3,260,270
Liabilities
Payable for investments purchased	$72
Payable for fund shares redeemed	5,880
Accrued management fee	1,453
Distribution and service plan fees payable	932
Other affiliated payables	540
Other payables and accrued expenses	1,041
Collateral on securities loaned	1,243
Total liabilities		11,161
Net Assets		$3,249,109
Net Assets consist of:
Paid in capital		$2,077,375
Accumulated net investment loss		(1,275)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		115,374
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,057,635
Net Assets		$3,249,109
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($894,664 ÷ 75,176 shares)		$11.90
Maximum offering price per share (100/94.25 of $11.90)		$12.63
Class M:
Net Asset Value and redemption price per share ($1,398,883 ÷ 119,666 shares)		$11.69
Maximum offering price per share (100/96.50 of $11.69)		$12.11
Class C:
Net Asset Value and offering price per share ($204,031 ÷ 20,070 shares)(a)		$10.17
Class I:
Net Asset Value, offering price and redemption price per share ($672,359 ÷ 51,592 shares)		$13.03
Class Z:
Net Asset Value, offering price and redemption price per share ($79,172 ÷ 6,038 shares)		$13.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$15,917
Income from Fidelity Central Funds		336
Total income		16,253
Expenses
Management fee	$8,577
Transfer agent fees	2,781
Distribution and service plan fees	5,526
Accounting and security lending fees	469
Custodian fees and expenses	39
Independent trustees' fees and expenses	7
Registration fees	63
Audit	34
Legal	4
Miscellaneous	12
Total expenses before reductions	17,512
Expense reductions	(146)
Total expenses after reductions		17,366
Net investment income (loss)		(1,113)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,192
Fidelity Central Funds	2
Foreign currency transactions	(59)
Total net realized gain (loss)		115,135
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $843)	155,453
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		155,446
Net gain (loss)		270,581
Net increase (decrease) in net assets resulting from operations		$269,468

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,113)	$(6,082)
Net realized gain (loss)	115,135	354,388
Change in net unrealized appreciation (depreciation)	155,446	508,546
Net increase (decrease) in net assets resulting from operations	269,468	856,852
Distributions to shareholders from net realized gain	(337,552)	(153,216)
Share transactions - net increase (decrease)	185,019	(131,973)
Total increase (decrease) in net assets	116,935	571,663
Net Assets
Beginning of period	3,132,174	2,560,511
End of period	$3,249,109	$3,132,174
Other Information
Accumulated net investment loss end of period	$(1,275)	$(162)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Growth Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share DataA
Net asset value, beginning of period	$12.26	$9.61	$9.88	$9.38	$8.09	$6.18
Income from Investment Operations
Net investment income (loss)B	–C	(.01)	(.02)	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	.98	3.24	(.01)	.51	1.30	1.92
Total from investment operations	.98	3.23	(.03)	.50	1.29	1.91
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.34)	(.58)	(.24)	–	–	–
Total distributions	(1.34)	(.58)	(.24)	–	–	–
Net asset value, end of period	$11.90	$12.26	$9.61	$9.88	$9.38	$8.09
Total ReturnD,E,F	8.93%	35.72%	(.39)%	5.34%	15.96%	30.92%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%I	1.03%	1.05%	1.05%	1.07%	1.11%
Expenses net of fee waivers, if any	1.01%I	1.03%	1.05%	1.05%	1.07%	1.11%
Expenses net of all reductions	1.01%I	1.03%	1.05%	1.04%	1.07%	1.10%
Net investment income (loss)	.02%I	(.12)%	(.25)%	(.13)%	(.08)%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$895	$843	$803	$887	$853	$772
Portfolio turnover rateJ	36%I	48%	60%	63%	49%K	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share DataA
Net asset value, beginning of period	$12.05	$9.47	$9.77	$9.29	$8.03	$6.15
Income from Investment Operations
Net investment income (loss)B	(.01)	(.04)	(.04)	(.03)	(.03)	(.02)
Net realized and unrealized gain (loss)	.96	3.20	(.02)	.51	1.29	1.90
Total from investment operations	.95	3.16	(.06)	.48	1.26	1.88
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.31)	(.58)	(.24)	–	–	–
Total distributions	(1.31)	(.58)	(.24)	–	–	–
Net asset value, end of period	$11.69	$12.05	$9.47	$9.77	$9.29	$8.03
Total ReturnC,D,E	8.81%	35.41%	(.62)%	5.10%	15.73%	30.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.26%	1.28%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.25%H	1.26%	1.27%	1.27%	1.28%	1.29%
Expenses net of all reductions	1.24%H	1.26%	1.27%	1.27%	1.28%	1.28%
Net investment income (loss)	(.22)%H	(.36)%	(.48)%	(.36)%	(.29)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$1,399	$1,353	$1,129	$1,306	$1,368	$1,283
Portfolio turnover rateI	36%H	48%	60%	63%	49%J	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share DataA
Net asset value, beginning of period	$10.63	$8.47	$8.80	$8.42	$7.31	$5.63
Income from Investment Operations
Net investment income (loss)B	(.04)	(.08)	(.08)	(.08)	(.07)	(.05)
Net realized and unrealized gain (loss)	.85	2.82	(.01)	.46	1.18	1.73
Total from investment operations	.81	2.74	(.09)	.38	1.11	1.68
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.27)	(.58)	(.24)	–	–	–
Total distributions	(1.27)	(.58)	(.24)	–	–	–
Net asset value, end of period	$10.17	$10.63	$8.47	$8.80	$8.42	$7.31
Total ReturnC,D,E	8.57%	34.70%	(1.15)%	4.55%	15.11%	29.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.79%	1.81%	1.81%	1.81%	1.84%
Expenses net of fee waivers, if any	1.78%H	1.79%	1.81%	1.81%	1.81%	1.84%
Expenses net of all reductions	1.77%H	1.79%	1.81%	1.80%	1.81%	1.83%
Net investment income (loss)	(.75)%H	(.89)%	(1.01)%	(.89)%	(.83)%	(.79)%
Supplemental Data
Net assets, end of period (in millions)	$204	$200	$161	$183	$175	$157
Portfolio turnover rateI	36%H	48%	60%	63%	49%J	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share DataA
Net asset value, beginning of period	$13.32	$10.36	$10.61	$10.04	$8.63	$6.59
Income from Investment Operations
Net investment income (loss)B	.02	.02	–C	.02	.02	.02
Net realized and unrealized gain (loss)	1.06	3.52	(.01)	.55	1.39	2.04
Total from investment operations	1.08	3.54	(.01)	.57	1.41	2.06
Distributions from net investment income	–	–	–	–	–	(.02)
Distributions from net realized gain	(1.37)	(.58)	(.24)	–	–	–
Total distributions	(1.37)	(.58)	(.24)	–	–	(.02)
Net asset value, end of period	$13.03	$13.32	$10.36	$10.61	$10.04	$8.63
Total ReturnD,E	9.06%	36.08%	(.12)%	5.64%	16.31%	31.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.77%	.78%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.75%H	.76%	.78%	.77%	.77%	.78%
Expenses net of all reductions	.75%H	.76%	.77%	.77%	.77%	.77%
Net investment income (loss)	.28%H	.14%	.02%	.14%	.21%	.27%
Supplemental Data
Net assets, end of period (in millions)	$672	$677	$434	$463	$432	$1,266
Portfolio turnover rateI	36%H	48%	60%	63%	49%J	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Growth Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share DataB
Net asset value, beginning of period	$13.40	$10.41	$10.64	$10.06	$8.64	$7.85
Income from Investment Operations
Net investment income (loss)C	.03	.03	.02	.03	.03	.01
Net realized and unrealized gain (loss)	1.07	3.54	(.01)	.55	1.39	.78
Total from investment operations	1.10	3.57	.01	.58	1.42	.79
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.39)	(.58)	(.24)	–	–	–
Total distributions	(1.39)	(.58)	(.24)	–	–	–
Net asset value, end of period	$13.11	$13.40	$10.41	$10.64	$10.06	$8.64
Total ReturnD,E	9.13%	36.27%	.02%	5.77%	16.48%	10.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.63%	.64%	.64%	.64%	.64%H
Expenses net of fee waivers, if any	.62%H	.63%	.63%	.64%	.64%	.64%H
Expenses net of all reductions	.62%H	.63%	.63%	.63%	.64%	.63%H
Net investment income (loss)	.41%H	.28%	.16%	.28%	.35%	.38%H
Supplemental Data
Net assets, end of period (in millions)	$79	$59	$33	$26	$–	$–
Portfolio turnover rateI	36%H	48%	60%	63%	49%J	81%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective May 11, 2018, each class underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of each Class by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of each class. The per share data presented in the Financial Highlights and Share Transactions presented in the Notes to Financial Statements have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,105,393
Gross unrealized depreciation	(47,346)
Net unrealized appreciation (depreciation)	$1,058,047
Tax cost	$2,196,208

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $559,220 and $650,730, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,080	$31
Class M	.25%	.25%	3,433	57
Class C	.75%	.25%	1,013	80
			$5,526	$168

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$104
Class M	16
Class C(a)	8
$128

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$805.19
Class M	1,183.17
Class C	201.20
Class I	575.17
Class Z	17.05
	$2,781

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47, including an amount less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $130 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net realized gain
Class A	$91,590	$47,938
Class M	146,455	68,793
Class C	23,734	10,973
Class I	68,882	23,651
Class Z	6,891	1,861
Total	$337,552	$153,216

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018(a)	Year ended November 30, 2017(a)	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	5,983	8,190	$68,991	$87,156
Reinvestment of distributions	7,841	4,850	85,798	44,771
Shares redeemed	(7,438)	(27,890)	(85,453)	(287,483)
Net increase (decrease)	6,386	(14,850)	$69,336	$(155,556)
Class M
Shares sold	7,588	11,800	$86,079	$123,747
Reinvestment of distributions	13,304	7,340	143,123	66,704
Shares redeemed	(13,486)	(26,090)	(152,645)	(271,208)
Net increase (decrease)	7,406	(6,950)	$76,557	$(80,757)
Class C
Shares sold	2,284	2,630	$22,645	$24,340
Reinvestment of distributions	2,385	1,240	22,368	10,000
Shares redeemed	(3,399)	(4,110)	(33,885)	(38,054)
Net increase (decrease)	1,270	(240)	$11,128	$(3,714)
Class I
Shares sold	7,879	24,910	$99,952	$283,237
Reinvestment of distributions	5,482	2,240	65,612	22,400
Shares redeemed	(12,619)	(18,170)	(158,489)	(211,175)
Net increase (decrease)	742	8,980	$7,075	$94,462
Class Z
Shares sold	1,937	2,540	$24,893	$30,128
Reinvestment of distributions	558	190	6,713	1,861
Shares redeemed	(837)	(1,530)	(10,683)	(18,397)
Net increase (decrease)	1,658	1,200	$20,923	$13,592

 (a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	1.01%
Actual		$1,000.00	$1,089.30	$5.26
Hypothetical-C		$1,000.00	$1,019.90	$5.09
Class M	1.25%
Actual		$1,000.00	$1,088.10	$6.51
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.78%
Actual		$1,000.00	$1,085.70	$9.26
Hypothetical-C		$1,000.00	$1,016.06	$8.95
Class I	.75%
Actual		$1,000.00	$1,090.60	$3.91
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class Z	.62%
Actual		$1,000.00	$1,091.30	$3.23
Hypothetical-C		$1,000.00	$1,021.84	$3.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

EPG-SANN-0718
1.704747.120

Fidelity Advisor® Equity Income Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Wells Fargo & Co.	4.4
Verizon Communications, Inc.	3.9
Amgen, Inc.	3.5
Johnson & Johnson	3.5
United Technologies Corp.	3.0
Cisco Systems, Inc.	2.7
Chubb Ltd.	2.7
Chevron Corp.	2.6
British American Tobacco PLC sponsored ADR	2.4
JPMorgan Chase & Co.	2.4
31.1

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	22.1
Health Care	14.6
Information Technology	9.7
Consumer Staples	9.6
Industrials	8.9

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	97.4%
Convertible Securities	0.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 19.0%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.2%
Subaru Corp.	111,900	$3,412
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.	131,500	14,260
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	52,800	1,865
Media - 7.0%
Cinemark Holdings, Inc.	459,700	15,524
Comcast Corp. Class A	496,000	15,465
Informa PLC	1,774,705	18,506
Interpublic Group of Companies, Inc.	281,300	6,357
Omnicom Group, Inc.	286,700	20,665
The Walt Disney Co.	268,100	26,668
Time Warner, Inc.	228,000	21,468
		124,653
Specialty Retail - 0.4%
Lowe's Companies, Inc.	76,600	7,278

TOTAL CONSUMER DISCRETIONARY		151,468

CONSUMER STAPLES - 9.6%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	303,905	18,736
Food Products - 1.9%
Kellogg Co.	157,500	10,141
The J.M. Smucker Co.	224,500	24,134
		34,275
Household Products - 1.5%
Clorox Co.	76,500	9,243
Reckitt Benckiser Group PLC	178,200	13,640
Spectrum Brands Holdings, Inc.	55,500	4,423
		27,306
Personal Products - 1.0%
Unilever NV (NY Reg.)	301,500	16,815
Tobacco - 4.1%
Altria Group, Inc.	396,500	22,101
British American Tobacco PLC sponsored ADR	843,001	43,162
Imperial Tobacco Group PLC	208,598	7,515
		72,778

TOTAL CONSUMER STAPLES		169,910

ENERGY - 8.7%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	269,700	9,329
Oil, Gas & Consumable Fuels - 8.1%
Boardwalk Pipeline Partners, LP	455,300	4,822
Chevron Corp.	375,969	46,733
Enterprise Products Partners LP	685,500	19,811
Suncor Energy, Inc.	1,048,100	41,743
The Williams Companies, Inc.	1,163,650	31,256
		144,365

TOTAL ENERGY		153,694

FINANCIALS - 22.1%
Banks - 10.2%
Bank of America Corp.	1,216,900	35,339
Bank of the Ozarks, Inc.	277,200	13,178
First Hawaiian, Inc.	193,600	5,669
Huntington Bancshares, Inc.	426,200	6,338
JPMorgan Chase & Co.	401,157	42,928
Wells Fargo & Co.	1,460,050	78,820
		182,272
Capital Markets - 5.0%
Apollo Global Management LLC Class A	528,700	16,559
Ares Capital Corp.	252,842	4,268
KKR & Co. LP	82,096	1,825
Lazard Ltd. Class A	113,100	5,818
Northern Trust Corp.	105,000	10,765
State Street Corp.	218,199	20,971
The Blackstone Group LP	879,403	28,079
		88,285
Consumer Finance - 2.7%
Capital One Financial Corp.	304,200	28,595
Discover Financial Services	259,100	19,137
		47,732
Insurance - 4.2%
Chubb Ltd.	370,284	48,392
FNF Group	272,900	10,086
The Travelers Companies, Inc.	128,700	16,541
		75,019

TOTAL FINANCIALS		393,308

HEALTH CARE - 14.6%
Biotechnology - 3.5%
Amgen, Inc.	342,349	61,493
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.	35,700	7,911
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	69,900	5,742
CVS Health Corp.	410,300	26,009
McKesson Corp.	147,000	20,865
UnitedHealth Group, Inc.	66,800	16,133
		68,749
Pharmaceuticals - 6.8%
Allergan PLC	625	94
GlaxoSmithKline PLC	1,343,400	27,217
Johnson & Johnson	511,418	61,176
Roche Holding AG (participation certificate)	64,200	13,765
Sanofi SA sponsored ADR	481,000	18,408
		120,660

TOTAL HEALTH CARE		258,813

INDUSTRIALS - 8.9%
Aerospace & Defense - 4.2%
General Dynamics Corp.	107,900	21,765
United Technologies Corp.	420,307	52,463
		74,228
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	212,804	11,230
Electrical Equipment - 1.3%
Eaton Corp. PLC	293,400	22,469
Industrial Conglomerates - 1.1%
General Electric Co.	1,409,654	19,848
Machinery - 1.2%
Allison Transmission Holdings, Inc.	98,000	4,048
Andritz AG	187,000	9,335
Snap-On, Inc.	58,400	8,633
		22,016
Professional Services - 0.5%
Nielsen Holdings PLC	300,800	9,075

TOTAL INDUSTRIALS		158,866

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,144,553	48,884
Juniper Networks, Inc.	243,200	6,479
		55,363
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (a)	68,000	5,485
TE Connectivity Ltd.	81,230	7,561
		13,046
IT Services - 1.9%
Amdocs Ltd.	245,400	16,555
Capgemini SA	64,000	8,428
Leidos Holdings, Inc.	132,200	7,940
		32,923
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	319,589	18,575
Software - 1.3%
Micro Focus International PLC	346,700	6,142
Microsoft Corp.	165,638	16,372
		22,514
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	154,400	28,853

TOTAL INFORMATION TECHNOLOGY		171,274

MATERIALS - 4.8%
Chemicals - 2.1%
CF Industries Holdings, Inc.	102,200	4,205
DowDuPont, Inc.	461,800	29,606
Olin Corp.	92,300	2,984
		36,795
Containers & Packaging - 2.7%
Graphic Packaging Holding Co.	991,700	14,360
Silgan Holdings, Inc.	297,300	8,093
WestRock Co.	435,300	25,630
		48,083

TOTAL MATERIALS		84,878

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Brandywine Realty Trust (SBI)	854,300	13,891
CoreSite Realty Corp.	34,200	3,631
National Retail Properties, Inc.	101,100	4,189
Omega Healthcare Investors, Inc.	216,800	6,645
Public Storage	55,400	11,736
SL Green Realty Corp.	68,800	6,709
VEREIT, Inc.	1,186,700	8,497
WP Carey, Inc.	85,700	5,760
		61,058
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
Verizon Communications, Inc.	1,444,190	68,845
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	2,923	163

TOTAL TELECOMMUNICATION SERVICES		69,008

UTILITIES - 3.3%
Electric Utilities - 3.3%
Duke Energy Corp.	116,900	9,020
Exelon Corp.	660,000	27,317
PPL Corp.	480,600	13,130
Xcel Energy, Inc.	204,300	9,300
		58,767
TOTAL COMMON STOCKS
(Cost $1,548,682)		1,731,044

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	2,500	145
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	7,100	698
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	2,900	184

TOTAL UTILITIES		882

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $953)		1,027
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	290	257
Liberty Media Corp. 1.375% 10/15/23	250	309
		566
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 5.5% 9/15/26	220	212
Scorpio Tankers, Inc. 3% 5/15/22 unit	660	660
		872
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	220	203
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Yahoo!, Inc. 0% 12/1/18	130	188
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22	75	191
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	45	119
Microchip Technology, Inc. 1.625% 2/15/25	120	228
Micron Technology, Inc. 3% 11/15/43	130	256
ON Semiconductor Corp. 1.625% 10/15/23	175	246
		849
TOTAL INFORMATION TECHNOLOGY		1,228

TOTAL CONVERTIBLE BONDS		2,869

Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (e)	80	85
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (e)	495	470

TOTAL NONCONVERTIBLE BONDS		555

TOTAL CORPORATE BONDS
(Cost $3,219)		3,424

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/27/25 (f)(g)
(Cost $255)	255	254
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas, & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(h)
(Cost $5,865)	5,865,354	3,153

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.76% (i)
(Cost $33,417)	33,410,629	33,417
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,592,391)		1,772,319
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,381
NET ASSETS - 100%		$1,777,700

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,018,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $555,000 or 0.0% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$5,865

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$123
Fidelity Securities Lending Cash Central Fund	41
Total	$164

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$151,468	$146,191	$3,412	$1,865
Consumer Staples	169,910	156,270	13,640	--
Energy	153,694	153,694	--	--
Financials	393,308	393,308	--	--
Health Care	258,958	217,831	41,127	--
Industrials	158,866	158,866	--	--
Information Technology	171,274	165,132	6,142	--
Materials	84,878	84,878	--	--
Real Estate	61,058	61,058	--	--
Telecommunication Services	69,008	69,008	--	--
Utilities	59,649	58,767	882	--
Corporate Bonds	3,424	--	3,424	--
Bank Loan Obligations	254	--	254	--
Other	3,153	--	--	3,153
Money Market Funds	33,417	33,417	--	--
Total Investments in Securities:	$1,772,319	$1,698,420	$68,881	$5,018

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.0%
United Kingdom	7.0%
Switzerland	3.9%
Canada	2.3%
France	1.5%
Ireland	1.3%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,558,974)	$1,738,902
Fidelity Central Funds (cost $33,417)	33,417
Total Investment in Securities (cost $1,592,391)		$1,772,319
Cash		59
Restricted cash		51
Receivable for investments sold		9,466
Receivable for fund shares sold		332
Dividends receivable		5,706
Interest receivable		11
Distributions receivable from Fidelity Central Funds		52
Prepaid expenses		1
Other receivables		238
Total assets		1,788,235
Liabilities
Payable for investments purchased	$7,453
Payable for fund shares redeemed	1,378
Accrued management fee	660
Distribution and service plan fees payable	574
Other affiliated payables	328
Other payables and accrued expenses	142
Total liabilities		10,535
Net Assets		$1,777,700
Net Assets consist of:
Paid in capital		$1,473,429
Undistributed net investment income		6,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		117,424
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		179,895
Net Assets		$1,777,700
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($632,755 ÷ 20,313.40 shares)		$31.15
Maximum offering price per share (100/94.25 of $31.15)		$33.05
Class M:
Net Asset Value and redemption price per share ($702,724 ÷ 22,070.76 shares)		$31.84
Maximum offering price per share (100/96.50 of $31.84)		$32.99
Class C:
Net Asset Value and offering price per share ($171,349 ÷ 5,465.91 shares)(a)		$31.35
Class I:
Net Asset Value, offering price and redemption price per share ($249,699 ÷ 7,667.21 shares)		$32.57
Class Z:
Net Asset Value, offering price and redemption price per share ($21,173 ÷ 650.58 shares)		$32.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$27,329
Interest		101
Income from Fidelity Central Funds		163
Total income		27,593
Expenses
Management fee	$4,163
Transfer agent fees	1,743
Distribution and service plan fees	3,640
Accounting and security lending fees	289
Custodian fees and expenses	20
Independent trustees' fees and expenses	4
Registration fees	45
Audit	36
Legal	3
Miscellaneous	10
Total expenses before reductions	9,953
Expense reductions	(230)
Total expenses after reductions		9,723
Net investment income (loss)		17,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,713
Fidelity Central Funds	(3)
Foreign currency transactions	14
Total net realized gain (loss)		123,724
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(169,316)
Assets and liabilities in foreign currencies	(52)
Total change in net unrealized appreciation (depreciation)		(169,368)
Net gain (loss)		(45,644)
Net increase (decrease) in net assets resulting from operations		$(27,774)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,870	$36,396
Net realized gain (loss)	123,724	167,705
Change in net unrealized appreciation (depreciation)	(169,368)	36,469
Net increase (decrease) in net assets resulting from operations	(27,774)	240,570
Distributions to shareholders from net investment income	(22,030)	(32,834)
Distributions to shareholders from net realized gain	(161,070)	(30,058)
Total distributions	(183,100)	(62,892)
Share transactions - net increase (decrease)	41,901	(373,631)
Total increase (decrease) in net assets	(168,973)	(195,953)
Net Assets
Beginning of period	1,946,673	2,142,626
End of period	$1,777,700	$1,946,673
Other Information
Undistributed net investment income end of period	$6,952	$11,112

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.96	$32.05	$31.10	$34.44	$31.60	$25.55
Income from Investment Operations
Net investment income (loss)A	.33	.62	.59	.92	.84B	.60
Net realized and unrealized gain (loss)	(.77)	3.32	3.13	(2.15)	2.67	6.06
Total from investment operations	(.44)	3.94	3.72	(1.23)	3.51	6.66
Distributions from net investment income	(.42)	(.58)C	(.66)	(.98)	(.64)	(.58)
Distributions from net realized gain	(2.95)	(.46)C	(2.11)	(1.14)	(.04)	(.03)
Total distributions	(3.37)	(1.03)D	(2.77)	(2.11)E	(.67)F	(.61)
Net asset value, end of period	$31.15	$34.96	$32.05	$31.10	$34.44	$31.60
Total ReturnG,H,I	(1.55)%	12.55%	13.52%	(3.61)%	11.28%	26.43%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.92%L	.94%	.95%	.95%	.96%	.98%
Expenses net of fee waivers, if any	.92%L	.94%	.95%	.95%	.96%	.98%
Expenses net of all reductions	.90%L	.93%	.95%	.94%	.95%	.97%
Net investment income (loss)	2.02%L	1.88%	2.01%	2.85%	2.55%B	2.07%
Supplemental Data
Net assets, end of period (in millions)	$633	$686	$703	$688	$794	$777
Portfolio turnover rateM	68%L	48%	36%	53%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.21%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.03 per share is comprised of distributions from net investment income of $.577 and distributions from net realized gain of $.456 per share.

 E Total distributions of $2.11 per share is comprised of distributions from net investment income of $.975 and distributions from net realized gain of $1.136 per share.

 F Total distributions of $.67 per share is comprised of distributions from net investment income of $.636 and distributions from net realized gain of $.038 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.65	$32.66	$31.64	$34.99	$32.09	$25.94
Income from Investment Operations
Net investment income (loss)A	.30	.56	.53	.86	.78B	.55
Net realized and unrealized gain (loss)	(.78)	3.38	3.19	(2.18)	2.72	6.15
Total from investment operations	(.48)	3.94	3.72	(1.32)	3.50	6.70
Distributions from net investment income	(.38)	(.50)C	(.59)	(.89)	(.56)	(.52)
Distributions from net realized gain	(2.95)	(.46)C	(2.11)	(1.14)	(.04)	(.03)
Total distributions	(3.33)	(.95)D	(2.70)	(2.03)	(.60)	(.55)
Net asset value, end of period	$31.84	$35.65	$32.66	$31.64	$34.99	$32.09
Total ReturnE,F,G	(1.65)%	12.29%	13.24%	(3.83)%	11.04%	26.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.16%J	1.17%	1.18%	1.18%	1.18%	1.19%
Expenses net of fee waivers, if any	1.16%J	1.17%	1.18%	1.18%	1.18%	1.19%
Expenses net of all reductions	1.14%J	1.17%	1.18%	1.17%	1.18%	1.18%
Net investment income (loss)	1.78%J	1.64%	1.78%	2.62%	2.33%B	1.86%
Supplemental Data
Net assets, end of period (in millions)	$703	$775	$787	$813	$974	$984
Portfolio turnover rateK	68%J	48%	36%	53%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.95 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.456 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.15	$32.21	$31.24	$34.57	$31.73	$25.66
Income from Investment Operations
Net investment income (loss)A	.20	.37	.37	.68	.59B	.38
Net realized and unrealized gain (loss)	(.76)	3.35	3.14	(2.15)	2.69	6.09
Total from investment operations	(.56)	3.72	3.51	(1.47)	3.28	6.47
Distributions from net investment income	(.28)	(.32)C	(.43)	(.72)	(.40)	(.37)
Distributions from net realized gain	(2.95)	(.46)C	(2.11)	(1.14)	(.04)	(.03)
Total distributions	(3.24)D	(.78)	(2.54)	(1.86)	(.44)	(.40)
Net asset value, end of period	$31.35	$35.15	$32.21	$31.24	$34.57	$31.73
Total ReturnE,F,G	(1.93)%	11.72%	12.63%	(4.34)%	10.44%	25.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.69%J	1.70%	1.72%	1.72%	1.72%	1.74%
Expenses net of fee waivers, if any	1.69%J	1.70%	1.72%	1.71%	1.72%	1.74%
Expenses net of all reductions	1.67%J	1.70%	1.71%	1.71%	1.71%	1.73%
Net investment income (loss)	1.25%J	1.11%	1.24%	2.09%	1.79%B	1.32%
Supplemental Data
Net assets, end of period (in millions)	$171	$195	$198	$187	$214	$195
Portfolio turnover rateK	68%J	48%	36%	53%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.24 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $2.952 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.40	$33.31	$32.21	$35.59	$32.62	$26.36
Income from Investment Operations
Net investment income (loss)A	.39	.74	.69	1.04	.95B	.70
Net realized and unrealized gain (loss)	(.80)	3.46	3.26	(2.23)	2.77	6.24
Total from investment operations	(.41)	4.20	3.95	(1.19)	3.72	6.94
Distributions from net investment income	(.47)	(.65)C	(.74)	(1.06)	(.72)	(.65)
Distributions from net realized gain	(2.95)	(.46)C	(2.11)	(1.14)	(.04)	(.03)
Total distributions	(3.42)	(1.11)	(2.85)	(2.19)D	(.75)E	(.68)
Net asset value, end of period	$32.57	$36.40	$33.31	$32.21	$35.59	$32.62
Total ReturnF,G	(1.42)%	12.86%	13.82%	(3.37)%	11.59%	26.72%
Ratios to Average Net AssetsH,I
Expenses before reductions	.67%J	.68%	.69%	.69%	.70%	.72%
Expenses net of fee waivers, if any	.67%J	.68%	.69%	.69%	.70%	.72%
Expenses net of all reductions	.64%J	.68%	.68%	.69%	.70%	.71%
Net investment income (loss)	2.28%J	2.14%	2.27%	3.11%	2.81%B	2.34%
Supplemental Data
Net assets, end of period (in millions)	$250	$269	$439	$428	$496	$483
Portfolio turnover rateK	68%J	48%	36%	53%	33%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.19 per share is comprised of distributions from net investment income of $1.058 and distributions from net realized gain of $1.136 per share.

 E Total distributions of $.75 per share is comprised of distributions from net investment income of $.716 and distributions from net realized gain of $.038 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$36.38	$33.30	$32.21	$35.59	$32.63	$31.44
Income from Investment Operations
Net investment income (loss)B	.41	.79	.74	1.08	1.03C	.23
Net realized and unrealized gain (loss)	(.81)	3.46	3.24	(2.21)	2.74	1.12
Total from investment operations	(.40)	4.25	3.98	(1.13)	3.77	1.35
Distributions from net investment income	(.49)	(.71)D	(.79)	(1.11)	(.78)	(.16)
Distributions from net realized gain	(2.95)	(.46)D	(2.11)	(1.14)	(.04)	–
Total distributions	(3.44)	(1.17)	(2.89)E	(2.25)	(.81)F	(.16)
Net asset value, end of period	$32.54	$36.38	$33.30	$32.21	$35.59	$32.63
Total ReturnG,H	(1.37)%	13.02%	13.96%	(3.20)%	11.75%	4.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	.53%K	.54%	.54%	.54%	.54%	.54%K
Expenses net of fee waivers, if any	.53%K	.53%	.54%	.54%	.54%	.54%K
Expenses net of all reductions	.50%K	.53%	.53%	.53%	.54%	.54%K
Net investment income (loss)	2.42%K	2.28%	2.42%	3.26%	2.97%C	2.37%K
Supplemental Data
Net assets, end of period (in millions)	$21	$23	$15	$14	$4	$–
Portfolio turnover rateL	68%K	48%	36%	53%	33%	34%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.62%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $2.89 per share is comprised of distributions from net investment income of $.788 and distributions from net realized gain of $2.106 per share.

 F Total distributions of $.81 per share is comprised of distributions from net investment income of $.775 and distributions from net realized gain of $.038 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2017.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, contingent interest, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$264,251
Gross unrealized depreciation	(91,388)
Net unrealized appreciation (depreciation)	$172,863
Tax cost	$1,599,456

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,204 in this Subsidiary, representing .18% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $629,818 and $763,457, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$835	$19
Class M	.25%	.25%	1,875	19
Class C	.75%	.25%	930	59
			$3,640	$ 97

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$41
Class M	10
Class C(a)	4
$55

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$636.19
Class M	667.18
Class C	193.21
Class I	242.18
Class Z	5.05
	$1,743

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,289	1.60%	$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $41, including less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $220 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$8,398	$12,166
Class M	8,262	11,510
Class C	1,564	1,935
Class I	3,476	6,869
Class Z	330	354
Total	$22,030	$32,834
From net realized gain
Class A	$57,550	$10,013
Class M	63,732	10,945
Class C	16,223	2,825
Class I	21,497	6,056
Class Z	2,068	219
Total	$161,070	$30,058

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	896	1,839	$29,107	$60,638
Reinvestment of distributions	1,942	640	62,761	20,942
Shares redeemed	(2,142)	(4,800)	(69,342)	(159,493)
Net increase (decrease)	696	(2,321)	$22,526	$(77,913)
Class M
Shares sold	891	2,155	$29,683	$72,567
Reinvestment of distributions	2,142	657	70,799	21,912
Shares redeemed	(2,695)	(5,187)	(89,350)	(175,531)
Net increase (decrease)	338	(2,375)	$11,132	$(81,052)
Class C
Shares sold	177	679	$5,841	$22,478
Reinvestment of distributions	510	132	16,608	4,349
Shares redeemed	(762)	(1,413)	(24,956)	(47,260)
Net increase (decrease)	(75)	(602)	$(2,507)	$(20,433)
Class I
Shares sold	522	2,331	$17,751	$80,541
Reinvestment of distributions	674	359	22,744	12,182
Shares redeemed	(914)	(8,490)	(31,107)	(292,840)
Net increase (decrease)	282	(5,800)	$9,388	$(200,117)
Class Z
Shares sold	176	366	$6,137	$12,769
Reinvestment of distributions	68	17	2,303	567
Shares redeemed	(212)	(216)	(7,078)	(7,452)
Net increase (decrease)	32	167	$1,362	$5,884

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.92%
Actual		$1,000.00	$984.50	$4.55
Hypothetical-C		$1,000.00	$1,020.34	$4.63
Class M	1.16%
Actual		$1,000.00	$983.50	$5.74
Hypothetical-C		$1,000.00	$1,019.15	$5.84
Class C	1.69%
Actual		$1,000.00	$980.70	$8.35
Hypothetical-C		$1,000.00	$1,016.50	$8.50
Class I	.67%
Actual		$1,000.00	$985.80	$3.32
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Class Z	.53%
Actual		$1,000.00	$986.30	$2.62
Hypothetical-C		$1,000.00	$1,022.29	$2.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

EPI-SANN-0718
1.704674.120

Fidelity Advisor® Equity Value Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	4.0
Wells Fargo & Co.	3.3
Berkshire Hathaway, Inc. Class B	3.3
Exxon Mobil Corp.	2.4
Amgen, Inc.	2.4
U.S. Bancorp	2.0
CVS Health Corp.	1.9
Chevron Corp.	1.7
United Technologies Corp.	1.7
Time Warner, Inc.	1.7
24.4

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	27.0
Health Care	14.6
Energy	11.6
Consumer Discretionary	11.1
Information Technology	8.5

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	97.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 19.7%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Media - 9.5%
Cinemark Holdings, Inc.	47,700	$1,610,829
Comcast Corp. Class A	93,300	2,909,094
Entercom Communications Corp. Class A (a)	156,500	1,072,025
Interpublic Group of Companies, Inc.	141,100	3,188,860
Lions Gate Entertainment Corp. Class B	106,881	2,333,212
The Walt Disney Co.	30,800	3,063,676
Time Warner, Inc.	47,000	4,425,520
Twenty-First Century Fox, Inc. Class A	111,700	4,306,035
WPP PLC	127,900	2,107,805
		25,017,056
Multiline Retail - 0.6%
Dollar General Corp.	17,700	1,548,396
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	16,700	2,672,000

TOTAL CONSUMER DISCRETIONARY		29,237,452

CONSUMER STAPLES - 7.7%
Beverages - 1.6%
C&C Group PLC	387,020	1,352,813
Coca-Cola European Partners PLC	24,100	915,077
PepsiCo, Inc.	18,900	1,894,725
		4,162,615
Food & Staples Retailing - 1.1%
Sysco Corp.	23,100	1,502,193
Walmart, Inc.	17,500	1,444,450
		2,946,643
Food Products - 3.7%
Kellogg Co.	36,000	2,318,040
Mondelez International, Inc.	30,000	1,178,100
Seaboard Corp.	228	929,102
The Hershey Co.	13,500	1,215,540
The J.M. Smucker Co.	37,279	4,007,493
		9,648,275
Tobacco - 1.3%
British American Tobacco PLC:
(United Kingdom)	22,400	1,149,805
sponsored ADR	44,100	2,257,920
		3,407,725

TOTAL CONSUMER STAPLES		20,165,258

ENERGY - 11.6%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	89,400	3,092,346
Dril-Quip, Inc. (b)	17,500	840,875
		3,933,221
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	36,797	4,573,867
Exxon Mobil Corp.	78,800	6,401,712
FLEX LNG Ltd. (a)(b)	616,371	877,549
GasLog Ltd.	27,500	495,000
GasLog Partners LP	97,700	2,388,765
Golar LNG Partners LP	101,000	1,693,770
Hoegh LNG Partners LP	59,300	1,025,890
Phillips 66 Co.	27,200	3,168,528
Suncor Energy, Inc.	54,000	2,150,671
Teekay Corp. (a)	135,500	1,081,290
Teekay LNG Partners LP	121,300	2,098,490
Teekay Offshore Partners LP	247,613	668,555
		26,624,087

TOTAL ENERGY		30,557,308

FINANCIALS - 27.0%
Banks - 12.1%
JPMorgan Chase & Co.	97,652	10,449,741
PNC Financial Services Group, Inc.	23,800	3,413,158
SunTrust Banks, Inc.	56,600	3,821,066
U.S. Bancorp	105,866	5,292,241
Wells Fargo & Co.	162,932	8,796,699
		31,772,905
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	16,400	3,704,432
State Street Corp.	24,100	2,316,251
		6,020,683
Consumer Finance - 3.0%
Capital One Financial Corp.	23,318	2,191,892
Discover Financial Services	37,700	2,784,522
Synchrony Financial	84,700	2,933,161
		7,909,575
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (b)	45,869	8,785,290
Cannae Holdings, Inc. (b)	31,692	633,523
Standard Life PLC	233,599	1,088,425
		10,507,238
Insurance - 4.1%
Allstate Corp.	16,300	1,523,724
Chubb Ltd.	20,600	2,692,214
FNF Group	38,080	1,407,437
Prudential PLC	86,355	2,074,280
The Travelers Companies, Inc.	24,587	3,159,921
		10,857,576
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	76,501	1,439,749
Annaly Capital Management, Inc.	143,705	1,498,843
MFA Financial, Inc.	133,036	1,035,020
		3,973,612

TOTAL FINANCIALS		71,041,589

HEALTH CARE - 14.6%
Biotechnology - 3.8%
Amgen, Inc.	35,100	6,304,662
Dyax Corp. rights 12/31/19 (b)(c)	58,900	207,917
Shire PLC sponsored ADR	21,143	3,472,526
		9,985,105
Health Care Providers & Services - 6.3%
Aetna, Inc.	13,000	2,289,690
Anthem, Inc.	11,300	2,502,046
Cigna Corp.	20,200	3,421,274
CVS Health Corp.	79,100	5,014,149
McKesson Corp.	7,800	1,107,132
UnitedHealth Group, Inc.	9,500	2,294,345
		16,628,636
Pharmaceuticals - 4.5%
Allergan PLC	18,800	2,835,040
Bayer AG	31,600	3,771,579
Johnson & Johnson	9,492	1,135,433
Pfizer, Inc.	26,400	948,552
Roche Holding AG (participation certificate)	5,984	1,283,040
Sanofi SA sponsored ADR	50,900	1,947,943
		11,921,587

TOTAL HEALTH CARE		38,535,328

INDUSTRIALS - 6.1%
Aerospace & Defense - 2.6%
Harris Corp.	12,000	1,805,640
Huntington Ingalls Industries, Inc.	1,800	397,926
United Technologies Corp.	36,200	4,518,484
		6,722,050
Machinery - 1.1%
Allison Transmission Holdings, Inc.	22,743	939,513
Deere & Co.	13,510	2,019,880
		2,959,393
Professional Services - 1.2%
Dun & Bradstreet Corp.	4,400	540,364
Nielsen Holdings PLC	81,600	2,461,872
		3,002,236
Road & Rail - 1.2%
Union Pacific Corp.	22,700	3,240,652

TOTAL INDUSTRIALS		15,924,331

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	63,082	2,694,232
F5 Networks, Inc. (b)	12,800	2,215,808
		4,910,040
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	26,498	2,466,434
Internet Software & Services - 2.5%
Alphabet, Inc. Class A (b)	3,000	3,300,000
comScore, Inc. (b)	69,600	1,740,000
eBay, Inc. (b)	41,900	1,580,468
		6,620,468
IT Services - 2.0%
Amdocs Ltd.	25,400	1,713,484
Cognizant Technology Solutions Corp. Class A	25,000	1,883,750
The Western Union Co.	79,000	1,571,310
		5,168,544
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	16,400	3,064,668

TOTAL INFORMATION TECHNOLOGY		22,230,154

MATERIALS - 4.7%
Chemicals - 3.3%
DowDuPont, Inc.	39,900	2,557,989
LyondellBasell Industries NV Class A	29,000	3,251,480
Monsanto Co.	15,700	2,001,122
The Scotts Miracle-Gro Co. Class A	11,300	961,969
		8,772,560
Containers & Packaging - 1.4%
Ball Corp.	47,300	1,747,735
Graphic Packaging Holding Co.	135,800	1,966,384
		3,714,119

TOTAL MATERIALS		12,486,679

REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (b)	65,900	3,043,921
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	89,900	4,285,533
UTILITIES - 2.9%
Electric Utilities - 2.9%
Exelon Corp.	92,800	3,840,992
PPL Corp.	27,000	737,640
Xcel Energy, Inc.	69,200	3,149,984
		7,728,616
TOTAL COMMON STOCKS
(Cost $221,891,392)		255,236,169

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.76% (d)	7,587,869	7,589,386
Fidelity Securities Lending Cash Central Fund 1.76% (d)(e)	2,443,705	2,443,949
TOTAL MONEY MARKET FUNDS
(Cost $10,033,284)		10,033,335
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $231,924,676)		265,269,504
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,032,002)
NET ASSETS - 100%		$263,237,502

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,190
Fidelity Securities Lending Cash Central Fund	51,813
Total	$89,003

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,237,452	$27,129,647	$2,107,805	$--
Consumer Staples	20,165,258	19,015,453	1,149,805	--
Energy	30,557,308	30,557,308	--	--
Financials	71,041,589	68,967,309	2,074,280	--
Health Care	38,535,328	33,272,792	5,054,619	207,917
Industrials	15,924,331	15,924,331	--	--
Information Technology	22,230,154	22,230,154	--	--
Materials	12,486,679	12,486,679	--	--
Real Estate	3,043,921	3,043,921	--	--
Telecommunication Services	4,285,533	4,285,533	--	--
Utilities	7,728,616	7,728,616	--	--
Money Market Funds	10,033,335	10,033,335	--	--
Total Investments in Securities:	$265,269,504	$254,675,078	$10,386,509	$207,917

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.3%
United Kingdom	3.9%
Marshall Islands	3.5%
Switzerland	2.4%
Bailiwick of Jersey	2.1%
Canada	1.7%
Ireland	1.6%
Germany	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,302,125) — See accompanying schedule: Unaffiliated issuers (cost $221,891,392)	$255,236,169
Fidelity Central Funds (cost $10,033,284)	10,033,335
Total Investment in Securities (cost $231,924,676)		$265,269,504
Receivable for investments sold		74,190
Receivable for fund shares sold		410,461
Dividends receivable		714,739
Distributions receivable from Fidelity Central Funds		10,958
Prepaid expenses		74
Other receivables		3,652
Total assets		266,483,578
Liabilities
Payable to custodian bank	$10
Payable for investments purchased	39,053
Payable for fund shares redeemed	531,673
Accrued management fee	99,045
Distribution and service plan fees payable	47,087
Other affiliated payables	52,901
Other payables and accrued expenses	33,157
Collateral on securities loaned	2,443,150
Total liabilities		3,246,076
Net Assets		$263,237,502
Net Assets consist of:
Paid in capital		$222,427,887
Undistributed net investment income		1,451,445
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,013,143
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,345,027
Net Assets		$263,237,502
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,042,724 ÷ 3,803,808 shares)		$18.41
Maximum offering price per share (100/94.25 of $18.41)		$19.53
Class M:
Net Asset Value and redemption price per share ($31,196,810 ÷ 1,695,297 shares)		$18.40
Maximum offering price per share (100/96.50 of $18.40)		$19.07
Class C:
Net Asset Value and offering price per share ($22,461,907 ÷ 1,249,534 shares)(a)		$17.98
Class I:
Net Asset Value, offering price and redemption price per share ($138,037,811 ÷ 7,378,954 shares)		$18.71
Class Z:
Net Asset Value, offering price and redemption price per share ($1,498,250 ÷ 80,019 shares)		$18.72

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$2,908,911
Income from Fidelity Central Funds		89,003
Total income		2,997,914
Expenses
Management fee
Basic fee	$748,228
Performance adjustment	(100,081)
Transfer agent fees	272,125
Distribution and service plan fees	306,567
Accounting and security lending fees	54,093
Custodian fees and expenses	8,013
Independent trustees' fees and expenses	626
Registration fees	68,220
Audit	31,468
Legal	2,737
Miscellaneous	910
Total expenses before reductions	1,392,906
Expense reductions	(5,364)
Total expenses after reductions		1,387,542
Net investment income (loss)		1,610,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,591,522
Fidelity Central Funds	32
Foreign currency transactions	(4,700)
Total net realized gain (loss)		6,586,854
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11,874,728)
Fidelity Central Funds	(40)
Assets and liabilities in foreign currencies	(1,342)
Total change in net unrealized appreciation (depreciation)		(11,876,110)
Net gain (loss)		(5,289,256)
Net increase (decrease) in net assets resulting from operations		$(3,678,884)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,610,372	$2,567,475
Net realized gain (loss)	6,586,854	3,171,857
Change in net unrealized appreciation (depreciation)	(11,876,110)	26,265,201
Net increase (decrease) in net assets resulting from operations	(3,678,884)	32,004,533
Distributions to shareholders from net investment income	(2,036,192)	(1,129,904)
Distributions to shareholders from net realized gain	(638,905)	–
Total distributions	(2,675,097)	(1,129,904)
Share transactions - net increase (decrease)	(13,370,971)	78,757,819
Total increase (decrease) in net assets	(19,724,952)	109,632,448
Net Assets
Beginning of period	282,962,454	173,330,006
End of period	$263,237,502	$282,962,454
Other Information
Undistributed net investment income end of period	$1,451,445	$1,877,265

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Equity Value Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$16.46	$15.66	$16.00	$13.93	$10.60
Income from Investment Operations
Net investment income (loss)A	.11	.21	.17	.35B	.17	.13
Net realized and unrealized gain (loss)	(.37)	2.30	1.00	(.50)C	2.01	3.33
Total from investment operations	(.26)	2.51	1.17	(.15)	2.18	3.46
Distributions from net investment income	(.13)	(.13)	(.24)D	(.19)	(.11)	(.13)
Distributions from net realized gain	(.05)	–	(.13)D	–	–	–
Total distributions	(.17)E	(.13)	(.37)	(.19)	(.11)	(.13)
Net asset value, end of period	$18.41	$18.84	$16.46	$15.66	$16.00	$13.93
Total ReturnF,G,H	(1.40)%	15.35%	7.75%	(.91)%C	15.79%	33.09%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.04%K	1.10%	1.19%	1.24%	1.23%	1.22%
Expenses net of fee waivers, if any	1.04%K	1.09%	1.19%	1.23%	1.23%	1.22%
Expenses net of all reductions	1.04%K	1.08%	1.19%	1.23%	1.23%	1.20%
Net investment income (loss)	1.13%K	1.18%	1.08%	2.23%B	1.15%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$70,043	$81,229	$77,787	$67,005	$50,957	$39,538
Portfolio turnover rateL	34%K	42%	46%	49%	68%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.99)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.045 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.80	$16.43	$15.62	$15.96	$13.90	$10.57
Income from Investment Operations
Net investment income (loss)A	.08	.16	.12	.31B	.13	.10
Net realized and unrealized gain (loss)	(.36)	2.30	1.01	(.50)C	2.01	3.34
Total from investment operations	(.28)	2.46	1.13	(.19)	2.14	3.44
Distributions from net investment income	(.07)	(.09)	(.19)D	(.15)	(.08)	(.11)
Distributions from net realized gain	(.05)	–	(.13)D	–	–	–
Total distributions	(.12)	(.09)	(.32)	(.15)	(.08)	(.11)
Net asset value, end of period	$18.40	$18.80	$16.43	$15.62	$15.96	$13.90
Total ReturnE,F,G	(1.52)%	15.02%	7.49%	(1.19)%C	15.46%	32.82%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.31%J	1.36%	1.46%	1.50%	1.49%	1.48%
Expenses net of fee waivers, if any	1.31%J	1.35%	1.46%	1.50%	1.49%	1.48%
Expenses net of all reductions	1.31%J	1.35%	1.45%	1.50%	1.49%	1.46%
Net investment income (loss)	.86%J	.91%	.81%	1.96%B	.88%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$31,197	$38,976	$38,565	$34,643	$31,087	$27,241
Portfolio turnover rateK	34%J	42%	46%	49%	68%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.05%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.27)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.33	$16.04	$15.27	$15.63	$13.63	$10.37
Income from Investment Operations
Net investment income (loss)A	.03	.07	.05	.23B	.06	.04
Net realized and unrealized gain (loss)	(.35)	2.24	.98	(.49)C	1.97	3.28
Total from investment operations	(.32)	2.31	1.03	(.26)	2.03	3.32
Distributions from net investment income	–	(.02)	(.13)D	(.10)	(.03)	(.06)
Distributions from net realized gain	(.03)	–	(.13)D	–	–	–
Total distributions	(.03)	(.02)	(.26)	(.10)	(.03)	(.06)
Net asset value, end of period	$17.98	$18.33	$16.04	$15.27	$15.63	$13.63
Total ReturnE,F,G	(1.77)%	14.44%	6.95%	(1.68)%C	14.90%	32.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.87%	1.96%	2.00%	2.00%	1.97%
Expenses net of fee waivers, if any	1.82%J	1.86%	1.96%	2.00%	2.00%	1.97%
Expenses net of all reductions	1.82%J	1.86%	1.95%	2.00%	1.99%	1.96%
Net investment income (loss)	.35%J	.40%	.31%	1.46%B	.38%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$22,462	$25,427	$34,006	$28,295	$18,614	$12,329
Portfolio turnover rateK	34%J	42%	46%	49%	68%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.76)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.18	$16.74	$15.93	$16.27	$14.16	$10.75
Income from Investment Operations
Net investment income (loss)A	.13	.26	.21	.40B	.22	.17
Net realized and unrealized gain (loss)	(.36)	2.35	1.02	(.50)C	2.04	3.39
Total from investment operations	(.23)	2.61	1.23	(.10)	2.26	3.56
Distributions from net investment income	(.19)	(.17)	(.29)D	(.24)	(.15)	(.15)
Distributions from net realized gain	(.05)	–	(.13)D	–	–	–
Total distributions	(.24)	(.17)	(.42)	(.24)	(.15)	(.15)
Net asset value, end of period	$18.71	$19.18	$16.74	$15.93	$16.27	$14.16
Total ReturnE,F	(1.26)%	15.73%	8.02%	(.60)%C	16.16%	33.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.82%	.91%	.93%	.91%	.89%
Expenses net of fee waivers, if any	.77%I	.82%	.91%	.93%	.91%	.89%
Expenses net of all reductions	.77%I	.82%	.91%	.93%	.91%	.87%
Net investment income (loss)	1.40%I	1.45%	1.36%	2.53%B	1.46%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$138,038	$136,750	$22,972	$25,984	$5,162	$3,126
Portfolio turnover rateJ	34%I	42%	46%	49%	68%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.68)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Equity Value Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$19.20	$17.46
Income from Investment Operations
Net investment income (loss)B	.15	.24
Net realized and unrealized gain (loss)	(.37)	1.50
Total from investment operations	(.22)	1.74
Distributions from net investment income	(.21)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.26)	–
Net asset value, end of period	$18.72	$19.20
Total ReturnC,D	(1.20)%	9.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.69%G
Expenses net of fee waivers, if any	.63%G	.69%G
Expenses net of all reductions	.63%G	.68%G
Net investment income (loss)	1.54%G	1.59%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,498	$581
Portfolio turnover rateH	34%G	42%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes as follows:

Gross unrealized appreciation	$43,344,912
Gross unrealized depreciation	(10,479,351)
Net unrealized appreciation (depreciation)	$32,865,561
Tax cost	$232,403,943

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $45,399,149 and $59,473,513, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period. The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$96,422	$2,127
Class M	.25%	.25%	88,796	1,324
Class C	.75%	.25%	121,349	10,313
			$306,567	$13,764

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,411
Class M	1,733
Class C(a)	1,178
$12,322

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$78,887.20
Class M	39,238.22
Class C	28,212.23
Class I	125,534.18
Class Z	254.05
	$272,125

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,171 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,015.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $399 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $51,813. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,947 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,417.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$536,463	$626,176
Class M	150,348	207,819
Class C	–	51,210
Class I	1,340,491	244,699
Class Z	8,890	–
Total	$2,036,192	$1,129,904
From net realized gain
Class A	$191,594	$–
Class M	92,682	–
Class C	36,911	–
Class I	315,822	–
Class Z	1,896	–
Total	$638,905	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017(a)	Six months ended May 31, 2018	Year ended November 30, 2017(a)
Class A
Shares sold	235,057	865,189	$4,477,614	$15,229,834
Reinvestment of distributions	37,430	35,742	710,804	606,547
Shares redeemed	(779,322)	(1,315,692)	(14,616,494)	(23,326,026)
Net increase (decrease)	(506,835)	(414,761)	$(9,428,076)	$(7,489,645)
Class M
Shares sold	69,361	330,063	$1,313,097	$5,777,329
Reinvestment of distributions	12,686	12,052	241,033	204,639
Shares redeemed	(459,442)	(616,921)	(8,625,943)	(10,915,731)
Net increase (decrease)	(377,395)	(274,806)	$(7,071,813)	$(4,933,763)
Class C
Shares sold	76,052	247,472	$1,407,152	$4,232,230
Reinvestment of distributions	1,869	2,866	34,762	47,668
Shares redeemed	(215,593)	(983,824)	(3,988,505)	(16,852,316)
Net increase (decrease)	(137,672)	(733,486)	$(2,546,591)	$(12,572,418)
Class I
Shares sold	1,351,867	7,069,018	$25,807,018	$126,873,595
Reinvestment of distributions	77,656	8,771	1,495,652	151,116
Shares redeemed	(1,180,811)	(1,319,482)	(22,594,395)	(23,819,535)
Net increase (decrease)	248,712	5,758,307	$4,708,275	$103,205,176
Class Z
Shares sold	64,804	49,947	$1,256,466	$913,661
Reinvestment of distributions	526	–	10,140	–
Shares redeemed	(15,571)	(19,687)	(299,372)	(365,192)
Net increase (decrease)	49,759	30,260	$967,234	$548,469

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	1.04%
Actual		$1,000.00	$986.00	$5.15
Hypothetical-C		$1,000.00	$1,019.75	$5.24
Class M	1.31%
Actual		$1,000.00	$984.80	$6.48
Hypothetical-C		$1,000.00	$1,018.40	$6.59
Class C	1.82%
Actual		$1,000.00	$982.30	$8.99
Hypothetical-C		$1,000.00	$1,015.86	$9.15
Class I	.77%
Actual		$1,000.00	$987.40	$3.82
Hypothetical-C		$1,000.00	$1,021.09	$3.88
Class Z	.63%
Actual		$1,000.00	$988.00	$3.12
Hypothetical-C		$1,000.00	$1,021.79	$3.18

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEV-SANN-0718
1.759108.117

Fidelity Advisor® Growth & Income Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Microsoft Corp.	4.0
Bank of America Corp.	3.2
Exxon Mobil Corp.	2.9
JPMorgan Chase & Co.(a)	2.6
Citigroup, Inc.	2.5
Apple, Inc.	2.4
Comcast Corp. Class A	2.3
Chevron Corp.	2.2
Suncor Energy, Inc.	2.1
Wells Fargo & Co.	2.1
26.3

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	20.1
Information Technology	16.2
Energy	14.9
Health Care	13.2
Industrials	11.5

Asset Allocation (% of fund's net assets)

As of May 31, 2018*,**
Stocks	97.0%
Convertible Securities	0.5%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 13.8%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)		2,500	$166
DineEquity, Inc.		13,500	857
Dunkin' Brands Group, Inc.		36,900	2,363
Papa John's International, Inc.		9,400	483
Starbucks Corp.		5,500	312
			4,181
Media - 4.7%
Comcast Corp. Class A		439,458	13,702
Interpublic Group of Companies, Inc.		143,600	3,245
Omnicom Group, Inc.		15,900	1,146
The Walt Disney Co.		64,800	6,446
Time Warner, Inc.		28,100	2,646
Viacom, Inc. Class B (non-vtg.)		21,300	577
			27,762
Multiline Retail - 0.3%
Target Corp.		22,799	1,662
Specialty Retail - 2.8%
L Brands, Inc.		64,200	2,177
Lowe's Companies, Inc.		72,257	6,865
Ross Stores, Inc.		25,800	2,035
TJX Companies, Inc.		48,120	4,346
Williams-Sonoma, Inc. (a)		19,900	1,102
			16,525

TOTAL CONSUMER DISCRETIONARY			50,130

CONSUMER STAPLES - 7.3%
Beverages - 1.2%
The Coca-Cola Co.		166,884	7,176
Food & Staples Retailing - 1.1%
Walmart, Inc.		80,400	6,636
Food Products - 0.3%
Campbell Soup Co.		15,900	535
The Hershey Co.		10,100	909
			1,444
Household Products - 1.8%
Kimberly-Clark Corp.		17,200	1,735
Procter & Gamble Co.		86,435	6,324
Reckitt Benckiser Group PLC		33,187	2,540
Spectrum Brands Holdings, Inc.		2,600	207
			10,806
Personal Products - 0.2%
Unilever NV (NY Reg.)		18,800	1,048
Tobacco - 2.7%
Altria Group, Inc.		183,620	10,235
British American Tobacco PLC sponsored ADR		103,500	5,299
			15,534

TOTAL CONSUMER STAPLES			42,644

ENERGY - 14.8%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A		92,400	3,196
Nabors Industries Ltd.		63,800	477
National Oilwell Varco, Inc.		46,000	1,905
Oceaneering International, Inc.		60,900	1,451
			7,029
Oil, Gas & Consumable Fuels - 13.6%
Anadarko Petroleum Corp.		17,900	1,249
BP PLC sponsored ADR		121,539	5,569
Cabot Oil & Gas Corp.		107,200	2,450
Cenovus Energy, Inc.		718,400	7,580
Cenovus Energy, Inc.		3,000	32
Chevron Corp.		104,563	12,997
ConocoPhillips Co.		89,295	6,018
Enterprise Products Partners LP		33,100	957
Exxon Mobil Corp.		206,000	16,735
Golar LNG Ltd.		52,000	1,351
Imperial Oil Ltd.		72,400	2,369
Legacy Reserves LP (b)		83,600	475
Statoil ASA sponsored ADR		71,600	1,880
Suncor Energy, Inc.		313,190	12,473
Teekay LNG Partners LP		39,500	683
The Williams Companies, Inc.		136,231	3,659
Williams Partners LP		81,720	3,252
			79,729

TOTAL ENERGY			86,758

FINANCIALS - 20.1%
Banks - 13.4%
Bank of America Corp.		648,442	18,831
BNP Paribas SA (a)		3,000	186
Citigroup, Inc.		216,427	14,434
Cullen/Frost Bankers, Inc.		900	103
First Hawaiian, Inc.		14,400	422
JPMorgan Chase & Co. (c)		141,643	15,157
M&T Bank Corp.		300	52
PNC Financial Services Group, Inc.		34,416	4,936
SunTrust Banks, Inc.		102,935	6,949
U.S. Bancorp		108,230	5,410
Wells Fargo & Co.		228,050	12,312
			78,792
Capital Markets - 5.8%
Apollo Global Management LLC Class A		40,300	1,262
Charles Schwab Corp.		57,213	3,182
KKR & Co. LP		169,613	3,770
Morgan Stanley (c)		81,130	4,068
Northern Trust Corp.		73,937	7,580
Oaktree Capital Group LLC Class A		28,900	1,183
S&P Global, Inc.		13,000	2,568
State Street Corp.		107,370	10,319
			33,932
Insurance - 0.7%
Marsh & McLennan Companies, Inc.		24,066	1,934
MetLife, Inc.		54,600	2,511
			4,445
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.		75,790	1,205

TOTAL FINANCIALS			118,374

HEALTH CARE - 12.9%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (b)		28,000	3,252
Amgen, Inc.		41,006	7,365
Biogen, Inc. (b)		1,500	441
Intercept Pharmaceuticals, Inc. (b)		14,795	1,039
			12,097
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.		1,500	332
Boston Scientific Corp. (b)		26,600	808
Danaher Corp.		21,500	2,135
Fisher & Paykel Healthcare Corp.		31,448	292
ResMed, Inc.		7,600	781
Steris PLC		4,800	498
Zimmer Biomet Holdings, Inc.		4,590	512
			5,358
Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.		40,700	3,343
Anthem, Inc.		15,000	3,321
Cardinal Health, Inc.		71,500	3,724
Cigna Corp.		16,100	2,727
CVS Health Corp.		110,851	7,027
Fresenius Medical Care AG & Co. KGaA sponsored ADR		15,400	769
Humana, Inc.		4,900	1,426
McKesson Corp.		27,933	3,965
Patterson Companies, Inc.		56,200	1,176
UnitedHealth Group, Inc.		11,000	2,657
			30,135
Pharmaceuticals - 4.8%
Allergan PLC		7,600	1,146
AstraZeneca PLC sponsored ADR		62,200	2,303
Bayer AG		21,300	2,542
GlaxoSmithKline PLC sponsored ADR		233,809	9,474
Johnson & Johnson		60,601	7,249
Novartis AG sponsored ADR		3,401	253
Perrigo Co. PLC		2,400	176
Pfizer, Inc.		29,300	1,053
Sanofi SA		18,423	1,412
Teva Pharmaceutical Industries Ltd. sponsored ADR		126,074	2,711
			28,319

TOTAL HEALTH CARE			75,909

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.2%
General Dynamics Corp.		12,000	2,421
Meggitt PLC		17,077	112
Rolls-Royce Holdings PLC		113,400	1,241
United Technologies Corp.		71,331	8,904
			12,678
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.		21,500	1,871
Expeditors International of Washington, Inc.		8,200	611
United Parcel Service, Inc. Class B		62,679	7,278
			9,760
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc.		13,300	481
Ritchie Brothers Auctioneers, Inc.		8,900	303
			784
Electrical Equipment - 0.7%
Acuity Brands, Inc.		18,400	2,176
Hubbell, Inc. Class B		15,812	1,703
			3,879
Industrial Conglomerates - 1.7%
3M Co.		300	59
General Electric Co.		707,993	9,969
			10,028
Machinery - 1.1%
Donaldson Co., Inc.		12,200	576
Flowserve Corp.		74,200	3,067
PACCAR, Inc.		1,700	106
Snap-On, Inc.		5,200	769
Wabtec Corp.		20,900	2,038
			6,556
Professional Services - 0.3%
Nielsen Holdings PLC		50,200	1,515
Road & Rail - 2.6%
CSX Corp.		37,633	2,433
J.B. Hunt Transport Services, Inc.		31,120	3,986
Norfolk Southern Corp.		20,608	3,125
Union Pacific Corp.		40,800	5,825
			15,369
Trading Companies & Distributors - 1.0%
Bunzl PLC		12,900	393
Fastenal Co.		38,800	2,065
Howden Joinery Group PLC		18,000	120
MSC Industrial Direct Co., Inc. Class A		8,800	808
Watsco, Inc.		15,064	2,772
			6,158

TOTAL INDUSTRIALS			66,727

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.3%
Cisco Systems, Inc. (c)		179,371	7,661
Electronic Equipment & Components - 0.1%
Avnet, Inc.		10,400	396
Philips Lighting NV (d)		10,118	289
			685
Internet Software & Services - 1.4%
Alphabet, Inc.:
Class A (b)		3,773	4,150
Class C (b)		3,613	3,920
LogMeIn, Inc.		2,000	216
			8,286
IT Services - 3.3%
Accenture PLC Class A		6,000	934
IBM Corp.		6,600	933
MasterCard, Inc. Class A		10,090	1,918
Paychex, Inc.		89,309	5,857
Unisys Corp. (b)		106,992	1,289
Visa, Inc. Class A		67,040	8,763
			19,694
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.		5,800	564
Qualcomm, Inc.		168,098	9,770
United Microelectronics Corp. sponsored ADR		130,000	361
			10,695
Software - 5.9%
Micro Focus International PLC		76,643	1,358
Microsoft Corp.		235,773	23,308
Oracle Corp.		138,984	6,493
SAP SE sponsored ADR		28,700	3,237
			34,396
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.		73,973	13,823

TOTAL INFORMATION TECHNOLOGY			95,240

MATERIALS - 1.9%
Chemicals - 1.6%
CF Industries Holdings, Inc.		46,600	1,917
LyondellBasell Industries NV Class A		32,700	3,666
Nutrien Ltd.		61,780	3,126
The Scotts Miracle-Gro Co. Class A		11,200	953
			9,662
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (a)		35,200	1,752

TOTAL MATERIALS			11,414

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.		12,100	1,674
CoreSite Realty Corp.		14,000	1,486
Equinix, Inc.		4,510	1,790
Omega Healthcare Investors, Inc.		12,000	368
Public Storage		7,700	1,631
Sabra Health Care REIT, Inc.		21,600	448
Spirit Realty Capital, Inc.		80,300	703
			8,100
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.		145,109	6,917
UTILITIES - 1.3%
Electric Utilities - 1.2%
Exelon Corp.		128,400	5,314
PPL Corp.		47,300	1,292
Southern Co.		8,300	373
			6,979
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.		50,900	649
Multi-Utilities - 0.0%
Sempra Energy		2,900	309

TOTAL UTILITIES			7,937

TOTAL COMMON STOCKS
(Cost $438,071)			570,150

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%		16,700	968
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%		9,300	443
UTILITIES - 0.1%
Electric Utilities - 0.1%
Vistra Energy Corp. 7.00%		5,200	511

TOTAL CONVERTIBLE PREFERRED STOCKS			1,922

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares) (b)		25,796,430	34
Series C (b)		8,051,400	11
			45
TOTAL PREFERRED STOCKS
(Cost $1,982)			1,967
		Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (d)	EUR
(Cost $534)		EUR 500	647
		Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $1,470)		1,469,796	790

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.76% (i)		13,826,663	13,829
Fidelity Securities Lending Cash Central Fund 1.76% (i)(j)		2,086,267	2,086
TOTAL MONEY MARKET FUNDS
(Cost $15,915)			15,915
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $457,972)			589,469
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(1,620)
NET ASSETS - 100%			$587,849

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Cisco Systems, Inc.	Chicago Board Options Exchange	231	$987	$48.00	6/15/18	$0
JPMorgan Chase & Co.	Chicago Board Options Exchange	254	2,718	120.00	6/15/18	(1)
Morgan Stanley	Chicago Board Options Exchange	137	687	60.00	6/15/18	0
MSC Industrial Direct, Inc.	Deutsche Bank AG London Branch	36	331	95.00	6/15/18	(2)
TOTAL WRITTEN OPTIONS						$(3)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $4,392,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $936,000 or 0.2% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $790,000 or 0.1% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$60
Fidelity Securities Lending Cash Central Fund	11
Total	$71

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$50,130	$50,130	$--	$--
Consumer Staples	42,644	40,104	2,540	--
Energy	86,758	86,758	--	--
Financials	118,374	118,374	--	--
Health Care	76,877	71,955	4,922	--
Industrials	67,215	65,531	1,684	--
Information Technology	95,240	93,882	1,358	--
Materials	11,414	11,414	--	--
Real Estate	8,100	8,100	--	--
Telecommunication Services	6,917	6,917	--	--
Utilities	8,448	7,937	511	--
Corporate Bonds	647	--	647	--
Other	790	--	--	790
Money Market Funds	15,915	15,915	--	--
Total Investments in Securities:	$589,469	$577,017	$11,662	$790
Derivative Instruments:
Liabilities
Written Options	$(3)	$(1)	$(2)	$--
Total Liabilities	$(3)	$(1)	$(2)	$--
Total Derivative Instruments:	$(3)	$(1)	$(2)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(3)
Total Value of Derivatives	$0	$(3)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
United Kingdom	5.3%
Canada	4.3%
Germany	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,023) — See accompanying schedule: Unaffiliated issuers (cost $442,057)	$573,554
Fidelity Central Funds (cost $15,915)	15,915
Total Investment in Securities (cost $457,972)		$589,469
Cash		5
Restricted cash		13
Receivable for investments sold		852
Receivable for fund shares sold		105
Dividends receivable		1,636
Interest receivable		30
Distributions receivable from Fidelity Central Funds		23
Other receivables		9
Total assets		592,142
Liabilities
Payable for investments purchased	$1,454
Payable for fund shares redeemed	184
Accrued management fee	218
Distribution and service plan fees payable	193
Written options, at value (premium received $169)	3
Other affiliated payables	110
Other payables and accrued expenses	42
Collateral on securities loaned	2,089
Total liabilities		4,293
Net Assets		$587,849
Net Assets consist of:
Paid in capital		$425,021
Undistributed net investment income		1,786
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,383
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,659
Net Assets		$587,849
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($248,948 ÷ 8,844.5 shares)		$28.15
Maximum offering price per share (100/94.25 of $28.15)		$29.87
Class M:
Net Asset Value and redemption price per share ($177,928 ÷ 6,319.8 shares)		$28.15
Maximum offering price per share (100/96.50 of $28.15)		$29.17
Class C:
Net Asset Value and offering price per share ($77,964 ÷ 2,955.9 shares)(a)		$26.38
Class I:
Net Asset Value, offering price and redemption price per share ($49,488 ÷ 1,722.6 shares)		$28.73
Class Z:
Net Asset Value, offering price and redemption price per share ($33,521 ÷ 1,166.5 shares)		$28.74

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$6,890
Interest		16
Income from Fidelity Central Funds		71
Total income		6,977
Expenses
Management fee	$1,323
Transfer agent fees	563
Distribution and service plan fees	1,194
Accounting and security lending fees	112
Custodian fees and expenses	23
Independent trustees' fees and expenses	1
Registration fees	45
Audit	35
Legal	2
Miscellaneous	2
Total expenses before reductions	3,300
Expense reductions	(15)
Total expenses after reductions		3,285
Net investment income (loss)		3,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,058
Fidelity Central Funds	(2)
Foreign currency transactions	(6)
Written options	492
Total net realized gain (loss)		32,542
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(28,474)
Assets and liabilities in foreign currencies	(1)
Written options	339
Total change in net unrealized appreciation (depreciation)		(28,136)
Net gain (loss)		4,406
Net increase (decrease) in net assets resulting from operations		$8,098

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,692	$7,388
Net realized gain (loss)	32,542	47,220
Change in net unrealized appreciation (depreciation)	(28,136)	29,353
Net increase (decrease) in net assets resulting from operations	8,098	83,961
Distributions to shareholders from net investment income	(6,137)	(7,084)
Distributions to shareholders from net realized gain	(44,491)	(9,088)
Total distributions	(50,628)	(16,172)
Share transactions - net increase (decrease)	34,684	(17,017)
Total increase (decrease) in net assets	(7,846)	50,772
Net Assets
Beginning of period	595,695	544,923
End of period	$587,849	$595,695
Other Information
Undistributed net investment income end of period	$1,786	$4,231

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Growth & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.29	$26.89	$26.36	$28.95	$25.87	$19.67
Income from Investment Operations
Net investment income (loss)A	.20	.41	.37	.42	.40	.37
Net realized and unrealized gain (loss)	.27	3.83	2.12	(.76)B	2.97	5.88
Total from investment operations	.47	4.24	2.49	(.34)	3.37	6.25
Distributions from net investment income	(.36)	(.39)C	(.39)	(.36)	(.11)	(.05)
Distributions from net realized gain	(2.26)	(.45)C	(1.57)	(1.88)	(.18)	–
Total distributions	(2.61)D	(.84)	(1.96)	(2.25)E	(.29)	(.05)
Net asset value, end of period	$28.15	$30.29	$26.89	$26.36	$28.95	$25.87
Total ReturnF,G,H	1.47%	16.15%	10.59%	(.96)%B	13.20%	31.86%
Ratios to Average Net AssetsI,J
Expenses before reductions	.96%K	.97%	.99%	.99%	1.01%	1.02%
Expenses net of fee waivers, if any	.96%K	.97%	.99%	.98%	1.01%	1.02%
Expenses net of all reductions	.95%K	.97%	.99%	.98%	1.01%	1.00%
Net investment income (loss)	1.37%K	1.47%	1.51%	1.57%	1.48%	1.61%
Supplemental Data
Net assets, end of period (in millions)	$249	$255	$253	$244	$276	$255
Portfolio turnover rateL	44%K	36%	31%	35%	44%	48%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.0.04 per share. Excluding these litigation proceeds, the total return would have been (1.10)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.61 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.257 per share.

 E Total distributions of $2.25 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.26	$26.87	$26.32	$28.91	$25.84	$19.68
Income from Investment Operations
Net investment income (loss)A	.16	.34	.31	.35	.33	.32
Net realized and unrealized gain (loss)	.27	3.82	2.12	(.76)B	2.97	5.89
Total from investment operations	.43	4.16	2.43	(.41)	3.30	6.21
Distributions from net investment income	(.28)	(.32)C	(.32)	(.29)	(.05)	(.05)
Distributions from net realized gain	(2.26)	(.45)C	(1.57)	(1.88)	(.18)	–
Total distributions	(2.54)	(.77)	(1.88)D	(2.18)E	(.23)	(.05)
Net asset value, end of period	$28.15	$30.26	$26.87	$26.32	$28.91	$25.84
Total ReturnF,G,H	1.31%	15.85%	10.36%	(1.22)%B	12.91%	31.62%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.21%K	1.23%	1.24%	1.23%	1.25%	1.25%
Expenses net of fee waivers, if any	1.21%K	1.22%	1.24%	1.23%	1.25%	1.25%
Expenses net of all reductions	1.20%K	1.22%	1.24%	1.23%	1.24%	1.23%
Net investment income (loss)	1.12%K	1.22%	1.26%	1.32%	1.24%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$178	$186	$176	$180	$216	$214
Portfolio turnover rateL	44%K	36%	31%	35%	44%	48%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (1.36)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.88 per share is comprised of distributions from net investment income of $.319 and distributions from net realized gain of $1.565 per share.

 E Total distributions of $2.18 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.45	$25.33	$24.92	$27.51	$24.66	$18.87
Income from Investment Operations
Net investment income (loss)A	.08	.19	.17	.21	.19	.19
Net realized and unrealized gain (loss)	.26	3.60	2.01	(.73)B	2.84	5.64
Total from investment operations	.34	3.79	2.18	(.52)	3.03	5.83
Distributions from net investment income	(.15)	(.22)C	(.21)	(.18)	–	(.04)
Distributions from net realized gain	(2.26)	(.45)C	(1.57)	(1.88)	(.18)	–
Total distributions	(2.41)	(.67)	(1.77)D	(2.07)E	(.18)	(.04)
Net asset value, end of period	$26.38	$28.45	$25.33	$24.92	$27.51	$24.66
Total ReturnF,G,H	1.07%	15.28%	9.81%	(1.74)%B	12.38%	30.95%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.72%K	1.73%	1.74%	1.73%	1.74%	1.74%
Expenses net of fee waivers, if any	1.71%K	1.73%	1.74%	1.73%	1.74%	1.74%
Expenses net of all reductions	1.71%K	1.72%	1.74%	1.73%	1.74%	1.73%
Net investment income (loss)	.61%K	.72%	.76%	.82%	.74%	.89%
Supplemental Data
Net assets, end of period (in millions)	$78	$86	$80	$79	$85	$74
Portfolio turnover rateL	44%K	36%	31%	35%	44%	48%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (1.88)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.77 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $1.565 per share.

 E Total distributions of $2.07 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$30.91	$27.41	$26.85	$29.47	$26.13	$19.79
Income from Investment Operations
Net investment income (loss)A	.24	.50	.44	.50	.49	.43
Net realized and unrealized gain (loss)	.28	3.90	2.16	(.78)B	3.03	5.97
Total from investment operations	.52	4.40	2.60	(.28)	3.52	6.40
Distributions from net investment income	(.44)	(.45)C	(.48)	(.45)	–	(.06)
Distributions from net realized gain	(2.26)	(.45)C	(1.57)	(1.88)	(.18)	–
Total distributions	(2.70)	(.90)	(2.04)D	(2.34)E	(.18)	(.06)
Net asset value, end of period	$28.73	$30.91	$27.41	$26.85	$29.47	$26.13
Total ReturnF,G	1.58%	16.45%	10.91%	(.70)%B	13.56%	32.41%
Ratios to Average Net AssetsH,I
Expenses before reductions	.69%J	.70%	.73%	.71%	.70%	.70%
Expenses net of fee waivers, if any	.69%J	.70%	.73%	.70%	.70%	.70%
Expenses net of all reductions	.69%J	.70%	.73%	.70%	.70%	.68%
Net investment income (loss)	1.64%J	1.74%	1.77%	1.86%	1.78%	1.93%
Supplemental Data
Net assets, end of period (in millions)	$49	$53	$35	$36	$28	$24
Portfolio turnover rateK	44%J	36%	31%	35%	44%	48%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.04 per share. Excluding these litigation proceeds, the total return would have been (.84)%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.04 per share is comprised of distributions from net investment income of $.478 and distributions from net realized gain of $1.565 per share.

 E Total distributions of $2.34 per share is comprised of distributions from net investment income of $.454 and distributions from net realized gain of $1.883 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth & Income Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$30.94	$27.35
Income from Investment Operations
Net investment income (loss)B	.26	.51
Net realized and unrealized gain (loss)	.28	3.08
Total from investment operations	.54	3.59
Distributions from net investment income	(.49)	–
Distributions from net realized gain	(2.26)	–
Total distributions	(2.74)C	–
Net asset value, end of period	$28.74	$30.94
Total ReturnD,E	1.68%	13.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.57%H
Expenses net of fee waivers, if any	.56%H	.57%H
Expenses net of all reductions	.55%H	.57%H
Net investment income (loss)	1.77%H	2.13%H
Supplemental Data
Net assets, end of period (in millions)	$34	$16
Portfolio turnover rateI	44%H	36%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.74 per share is comprised of distributions from net investment income of $.486 and distributions from net realized gain of $2.257 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$160,322
Gross unrealized depreciation	(31,587)
Net unrealized appreciation (depreciation)	$128,735
Tax cost	$460,900

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $803 in this Subsidiary, representing .14% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	2	$108
Options Opened	9	1,064
Options Exercised	(5)	(414)
Options Closed	(3)	(349)
Options Expired	(2)	(240)
Outstanding at end of period	1	$169

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $129,631 and $150,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$319	$7
Class M	.25%	.25%	461	9
Class C	.75%	.25%	414	31
			$1,194	$47

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26
Class M	7
Class C(a)	3
$36

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$249.20
Class M	180.19
Class C	83.20
Class I	44.18
Class Z	7.05
	$563

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11, including less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$2,973	$3,625
Class M	1,713	2,157
Class C	451	717
Class I	706	585
Class Z	294	–
Total	$6,137	$7,084
From net realized gain
Class A	$18,901	$4,131
Class M	13,806	2,946
Class C	6,780	1,429
Class I	3,637	582
Class Z	1,367	–
Total	$44,491	$9,088

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017(a)	Six months ended May 31, 2018	Year ended November 30, 2017(a)
Class A
Shares sold	452	831	$12,994	$23,130
Reinvestment of distributions	728	268	20,716	7,224
Shares redeemed	(757)	(2,104)	(21,721)	(58,668)
Net increase (decrease)	423	(1,005)	$11,989	$(28,314)
Class M
Shares sold	171	474	$4,859	$13,200
Reinvestment of distributions	533	183	15,179	4,948
Shares redeemed	(522)	(1,071)	(14,987)	(30,045)
Net increase (decrease)	182	(414)	$5,051	$(11,897)
Class C
Shares sold	150	381	$4,068	$10,013
Reinvestment of distributions	251	76	6,699	1,930
Shares redeemed	(471)	(586)	(12,744)	(15,527)
Net increase (decrease)	(70)	(129)	$(1,977)	$(3,584)
Class I
Shares sold	224	1,079	$6,537	$30,698
Reinvestment of distributions	136	39	3,952	1,063
Shares redeemed	(344)	(705)	(10,252)	(20,133)
Net increase (decrease)	16	413	$237	$11,628
Class Z
Shares sold	665	538	$19,784	$15,811
Reinvestment of distributions	15	–	433	–
Shares redeemed	(29)	(22)	(833)	(661)
Net increase (decrease)	651	516	$19,384	$15,150

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to November 30, 2017

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.96%
Actual		$1,000.00	$1,014.70	$4.82
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.21%
Actual		$1,000.00	$1,013.10	$6.07
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.71%
Actual		$1,000.00	$1,010.70	$8.57
Hypothetical-C		$1,000.00	$1,016.40	$8.60
Class I	.69%
Actual		$1,000.00	$1,015.80	$3.47
Hypothetical-C		$1,000.00	$1,021.49	$3.48
Class Z	.56%
Actual		$1,000.00	$1,016.80	$2.82
Hypothetical-C		$1,000.00	$1,022.14	$2.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AGAI-SANN-0718
1.704634.120

Fidelity Advisor® Growth Opportunities Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Apple, Inc.	5.6
Amazon.com, Inc.	5.3
Microsoft Corp.	4.7
Alphabet, Inc. Class C	4.6
Facebook, Inc. Class A	3.8
Salesforce.com, Inc.	2.3
Alphabet, Inc. Class A	2.3
Wix.com Ltd.	2.1
American Tower Corp.	1.9
T-Mobile U.S., Inc.	1.8
34.4

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	50.5
Consumer Discretionary	16.0
Health Care	12.1
Consumer Staples	4.8
Financials	4.6

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	97.8%
Convertible Securities	2.2%

 * Foreign investments - 10.5%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Automobiles - 1.6%
Tesla, Inc. (a)(b)	168,977	$48,113
Hotels, Restaurants & Leisure - 1.2%
Hilton Grand Vacations, Inc. (a)	154,900	6,159
Hilton Worldwide Holdings, Inc.	32,500	2,623
U.S. Foods Holding Corp. (a)	779,703	27,820
		36,602
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	32,600	6,652
Roku, Inc. Class A (b)	684,640	25,647
		32,299
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. (a)	100,500	163,777
Groupon, Inc. (a)	1,891,238	9,097
JD.com, Inc. sponsored ADR (a)	199,200	7,008
Netflix, Inc. (a)	133,000	46,763
The Booking Holdings, Inc. (a)	5,200	10,966
Wayfair LLC Class A (a)	198,965	18,374
		255,985
Media - 2.3%
Charter Communications, Inc. Class A (a)	115,860	30,244
Comcast Corp. Class A	738,800	23,036
Criteo SA sponsored ADR (a)(b)	308,800	7,458
Naspers Ltd. Class N	3,900	927
The Walt Disney Co.	40,200	3,999
Vivendi SA	178,800	4,498
		70,162
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	155,200	12,818
Specialty Retail - 1.0%
Home Depot, Inc.	53,700	10,018
Lowe's Companies, Inc.	130,000	12,351
TJX Companies, Inc.	76,200	6,882
Ulta Beauty, Inc. (a)	3,200	790
		30,041
Textiles, Apparel & Luxury Goods - 0.3%
Carbon Black, Inc.	4,900	115
Kering SA	600	343
lululemon athletica, Inc. (a)	91,316	9,593
Puma AG	50	30
		10,081

TOTAL CONSUMER DISCRETIONARY		496,101

CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	44,200	9,860
Fever-Tree Drinks PLC	42,317	1,690
Monster Beverage Corp. (a)	94,700	4,845
The Coca-Cola Co.	72,100	3,100
		19,495
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	25,300	5,015
Performance Food Group Co. (a)	872,550	31,194
Walmart, Inc.	3,700	305
		36,514
Food Products - 0.1%
nLIGHT, Inc. (a)	66,300	2,463
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	124,900	6,966
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	245,800	12,617
Juul Labs, Inc. (c)	2,772	139
Philip Morris International, Inc.	217,300	17,284
		30,040

TOTAL CONSUMER STAPLES		95,478

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
NuVista Energy Ltd. (a)	45,800	330
Petronet LNG Ltd.	3,811,810	12,417
Reliance Industries Ltd.	1,938,997	26,494
Teekay LNG Partners LP	214,200	3,706
Whiting Petroleum Corp. (a)	75,000	3,932
		46,879
FINANCIALS - 4.5%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	94,211	10,026
Capital Markets - 3.5%
BlackRock, Inc. Class A	56,500	30,184
Cboe Global Markets, Inc.	252,300	24,614
Charles Schwab Corp.	323,200	17,976
MSCI, Inc.	13,300	2,162
S&P Global, Inc.	10,800	2,133
TD Ameritrade Holding Corp.	442,800	26,214
Virtu Financial, Inc. Class A	151,200	4,695
		107,978
Consumer Finance - 0.2%
Synchrony Financial	190,800	6,607
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)	156,100	5,902
Thrifts & Mortgage Finance - 0.3%
Lendingtree, Inc. (a)(b)	40,700	10,537

TOTAL FINANCIALS		141,050

HEALTH CARE - 12.1%
Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. (a)	75,100	1,359
Acorda Therapeutics, Inc. (a)	63,800	1,675
Agios Pharmaceuticals, Inc. (a)	54,400	5,086
Alexion Pharmaceuticals, Inc. (a)	325,800	37,835
Alkermes PLC (a)	89,600	4,229
Alnylam Pharmaceuticals, Inc. (a)	82,212	8,178
Amgen, Inc.	61,900	11,118
AnaptysBio, Inc. (a)	55,800	4,341
Ascendis Pharma A/S sponsored ADR (a)	35,900	2,586
aTyr Pharma, Inc. (a)	124,576	112
BioMarin Pharmaceutical, Inc. (a)	34,200	3,090
bluebird bio, Inc. (a)	56,600	10,134
Blueprint Medicines Corp. (a)	23,100	1,942
Coherus BioSciences, Inc. (a)(b)	409,894	6,394
Epizyme, Inc. (a)	114,500	1,998
FibroGen, Inc. (a)	63,600	3,428
Five Prime Therapeutics, Inc. (a)	121,500	2,134
Insmed, Inc. (a)	387,879	10,806
Intercept Pharmaceuticals, Inc. (a)	27,735	1,947
Ionis Pharmaceuticals, Inc. (a)	336,453	15,696
Mirati Therapeutics, Inc. (a)	104,900	4,458
Neurocrine Biosciences, Inc. (a)	183,875	17,700
Opko Health, Inc. (a)	1	0
Prothena Corp. PLC (a)	155,702	2,100
Regeneron Pharmaceuticals, Inc. (a)	39,400	11,833
Rigel Pharmaceuticals, Inc. (a)	498,548	1,620
Sage Therapeutics, Inc. (a)	34,344	5,244
Sarepta Therapeutics, Inc. (a)	92,900	8,719
Sienna Biopharmaceuticals, Inc. (b)	46,400	696
Spark Therapeutics, Inc. (a)(b)	98,900	7,891
TESARO, Inc. (a)(b)	156,700	7,172
Vertex Pharmaceuticals, Inc. (a)	55,090	8,484
Xencor, Inc. (a)	91,000	3,641
		213,646
Health Care Equipment & Supplies - 2.0%
Becton, Dickinson & Co.	24,800	5,495
Boston Scientific Corp. (a)	1,167,300	35,474
Danaher Corp.	29,500	2,929
Insulet Corp. (a)	108,600	10,186
Intuitive Surgical, Inc. (a)	3,500	1,609
Novocure Ltd. (a)	217,000	6,825
		62,518
Health Care Providers & Services - 2.7%
Anthem, Inc.	90,000	19,928
Cigna Corp.	47,000	7,960
CVS Health Corp.	13,200	837
G1 Therapeutics, Inc.	54,300	2,352
Humana, Inc.	75,000	21,824
OptiNose, Inc.	32,600	752
UnitedHealth Group, Inc.	124,800	30,140
		83,793
Health Care Technology - 0.0%
Cerner Corp. (a)	4,300	257
Pharmaceuticals - 0.5%
Akcea Therapeutics, Inc. (b)	257,023	6,230
Nektar Therapeutics (a)	91,800	7,369
Theravance Biopharma, Inc. (a)(b)	152,125	3,703
		17,302

TOTAL HEALTH CARE		377,516

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.0%
The Boeing Co.	900	317
Air Freight & Logistics - 0.1%
FedEx Corp.	16,300	4,061
Airlines - 1.4%
Alaska Air Group, Inc.	105,800	6,434
Allegiant Travel Co.	10,100	1,529
JetBlue Airways Corp. (a)	69,800	1,319
Ryanair Holdings PLC sponsored ADR (a)	2,600	301
Southwest Airlines Co.	5,400	276
Spirit Airlines, Inc. (a)	946,200	34,716
		44,575
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	34,500	1,892
Tomra Systems ASA	13,999	320
		2,212
Construction & Engineering - 0.1%
Fluor Corp.	38,400	1,872
Electrical Equipment - 0.4%
Sunrun, Inc. (a)(b)	1,137,300	13,761
Machinery - 0.1%
Allison Transmission Holdings, Inc.	86,600	3,577
Professional Services - 0.4%
TransUnion Holding Co., Inc.	160,100	10,983
Road & Rail - 0.1%
Union Pacific Corp.	22,000	3,141
Trading Companies & Distributors - 0.9%
Bunzl PLC	901,100	27,431

TOTAL INDUSTRIALS		111,930

INFORMATION TECHNOLOGY - 50.2%
Communications Equipment - 1.1%
Carvana Co. Class A (a)(b)	1,207,441	34,835
Electronic Equipment & Components - 0.1%
TTM Technologies, Inc. (a)	211,000	3,804
Internet Software & Services - 16.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	145,500	28,810
Alphabet, Inc.:
Class A (a)	63,465	69,812
Class C (a)	130,575	141,673
ANGI Homeservices, Inc. Class A (a)	547,700	8,248
CarGurus, Inc. Class A	108,400	3,595
DocuSign, Inc.	8,500	423
Dropbox, Inc. Class A (a)	14,700	441
Facebook, Inc. Class A (a)	622,541	119,391
GoDaddy, Inc. (a)	429,049	30,716
IAC/InterActiveCorp (a)	75,500	11,713
The Trade Desk, Inc. (a)(b)	518,400	44,339
Wix.com Ltd. (a)	749,135	65,137
		524,298
IT Services - 7.7%
Accenture PLC Class A	12,700	1,978
Alliance Data Systems Corp.	159,800	33,689
Cognizant Technology Solutions Corp. Class A	330,792	24,925
EPAM Systems, Inc. (a)	53,400	6,578
FleetCor Technologies, Inc. (a)	23,500	4,685
Global Payments, Inc.	234,800	26,100
Luxoft Holding, Inc. (a)	637,974	22,967
MasterCard, Inc. Class A	200,600	38,138
PayPal Holdings, Inc. (a)	253,300	20,788
Visa, Inc. Class A	379,600	49,621
Worldpay, Inc. (a)	136,600	10,856
		240,325
Semiconductors & Semiconductor Equipment - 5.2%
Analog Devices, Inc.	134,100	13,032
Broadcom, Inc.	188,900	47,616
Marvell Technology Group Ltd.	363,900	7,838
Micron Technology, Inc. (a)	368,200	21,205
NVIDIA Corp.	165,230	41,669
NXP Semiconductors NV (a)	76,000	8,664
ON Semiconductor Corp. (a)	307,900	7,738
Qualcomm, Inc.	213,600	12,414
		160,176
Software - 13.6%
Activision Blizzard, Inc.	334,400	23,712
Adobe Systems, Inc. (a)	181,500	45,244
Autodesk, Inc. (a)	199,800	25,794
Citrix Systems, Inc. (a)	160,700	16,973
Electronic Arts, Inc. (a)	121,400	15,892
Intuit, Inc.	47,000	9,475
Microsoft Corp.	1,493,300	147,598
Parametric Technology Corp. (a)	59,500	5,131
Red Hat, Inc. (a)	55,730	9,052
Salesforce.com, Inc. (a)	555,600	71,856
ServiceNow, Inc. (a)	170,000	30,194
Take-Two Interactive Software, Inc. (a)	3,100	347
Workday, Inc. Class A (a)	172,600	22,604
Zscaler, Inc. (a)	6,300	165
		424,037
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	921,806	172,259

TOTAL INFORMATION TECHNOLOGY		1,559,734

MATERIALS - 2.8%
Chemicals - 2.8%
DowDuPont, Inc.	221,462	14,198
LG Chemical Ltd.	39,056	12,239
LyondellBasell Industries NV Class A	310,800	34,847
The Chemours Co. LLC	516,600	25,308
		86,592
Containers & Packaging - 0.0%
Ball Corp.	43,900	1,622

TOTAL MATERIALS		88,214

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	433,100	59,928
Equinix, Inc.	23,600	9,366
		69,294
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	1,010,600	56,290
TOTAL COMMON STOCKS
(Cost $1,746,473)		3,042,486

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.2%
CONSUMER STAPLES - 1.7%
Tobacco - 1.7%
JUUL Labs, Inc. Series C (a)(c)(d)	1,069,313	53,754
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (c)(d)	282,226	2,647
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(d)	16,438	2,778
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	221,104	8,844

TOTAL CONVERTIBLE PREFERRED STOCKS		68,023

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(d)	1,069,313	1,411
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC Series C(a)	9,159,000	12

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,423

TOTAL PREFERRED STOCKS
(Cost $12,985)		69,446

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.76% (e)	8,284,111	8,286
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	115,411,077	115,423
TOTAL MONEY MARKET FUNDS
(Cost $123,709)		123,709
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $1,883,167)		3,235,641
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(125,092)
NET ASSETS - 100%		$3,110,549

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,434,000 or 2.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Clover Health Series D	6/7/17	$2,647
JUUL Labs, Inc. Series C	5/22/15	$3,326
PAX Labs, Inc. Series A	5/22/15	$791
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,430

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$52
Fidelity Securities Lending Cash Central Fund	1,592
Total	$1,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$496,101	$496,101	$--	$--
Consumer Staples	150,643	75,756	19,583	55,304
Energy	46,879	46,879	--	--
Financials	143,697	141,050	--	2,647
Health Care	377,516	377,516	--	--
Industrials	114,720	111,942	--	2,778
Information Technology	1,568,578	1,559,734	--	8,844
Materials	88,214	88,214	--	--
Real Estate	69,294	69,294	--	--
Telecommunication Services	56,290	56,290	--	--
Money Market Funds	123,709	123,709	--	--
Total Investments in Securities:	$3,235,641	$3,146,485	$19,583	$69,573

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$22,993
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	32,311
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$55,304
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$32,311
Other Investments in Securities
Beginning Balance	$10,289
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,202
Cost of Purchases	2,778
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$14,269
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$1,202

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Israel	2.1%
Netherlands	1.6%
India	1.6%
United Kingdom	1.3%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $111,934) — See accompanying schedule: Unaffiliated issuers (cost $1,759,458)	$3,111,932
Fidelity Central Funds (cost $123,709)	123,709
Total Investment in Securities (cost $1,883,167)		$3,235,641
Receivable for investments sold		762
Receivable for fund shares sold		1,565
Dividends receivable		1,996
Distributions receivable from Fidelity Central Funds		174
Prepaid expenses		1
Other receivables		195
Total assets		3,240,334
Liabilities
Payable for investments purchased	$5,475
Payable for fund shares redeemed	5,982
Accrued management fee	1,305
Distribution and service plan fees payable	947
Other affiliated payables	508
Other payables and accrued expenses	157
Collateral on securities loaned	115,411
Total liabilities		129,785
Net Assets		$3,110,549
Net Assets consist of:
Paid in capital		$1,582,116
Accumulated net investment loss		(4,751)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		180,715
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,352,469
Net Assets		$3,110,549
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($589,820 ÷ 8,255.59 shares)		$71.44
Maximum offering price per share (100/94.25 of $71.44)		$75.80
Class M:
Net Asset Value and redemption price per share ($1,590,507 ÷ 22,407.01 shares)		$70.98
Maximum offering price per share (100/96.50 of $70.98)		$73.55
Class C:
Net Asset Value and offering price per share ($209,511 ÷ 3,350.14 shares)(a)		$62.54
Class I:
Net Asset Value, offering price and redemption price per share ($681,065 ÷ 8,902.54 shares)		$76.50
Class Z:
Net Asset Value, offering price and redemption price per share ($39,646 ÷ 514.94 shares)		$76.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$10,618
Income from Fidelity Central Funds (including $1,592 from security lending)		1,644
Total income		12,262
Expenses
Management fee
Basic fee	$8,330
Performance adjustment	(1,207)
Transfer agent fees	2,629
Distribution and service plan fees	5,585
Accounting and security lending fees	463
Custodian fees and expenses	52
Independent trustees' fees and expenses	7
Registration fees	45
Audit	36
Legal	6
Interest	4
Miscellaneous	11
Total expenses before reductions	15,961
Expense reductions	(171)
Total expenses after reductions		15,790
Net investment income (loss)		(3,528)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10)	182,258
Fidelity Central Funds	1
Foreign currency transactions	(3)
Total net realized gain (loss)		182,256
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	166,634
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		166,625
Net gain (loss)		348,881
Net increase (decrease) in net assets resulting from operations		$345,353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,528)	$(1,058)
Net realized gain (loss)	182,256	247,904
Change in net unrealized appreciation (depreciation)	166,625	540,784
Net increase (decrease) in net assets resulting from operations	345,353	787,630
Distributions to shareholders from net investment income	(104)	–
Distributions to shareholders from net realized gain	(214,439)	(308,776)
Total distributions	(214,543)	(308,776)
Share transactions - net increase (decrease)	(47,388)	49,313
Total increase (decrease) in net assets	83,422	528,167
Net Assets
Beginning of period	3,027,127	2,498,960
End of period	$3,110,549	$3,027,127
Other Information
Accumulated net investment loss end of period	$(4,751)	$(1,119)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Growth Opportunities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.76	$58.24	$66.87	$63.52	$54.89	$41.34
Income from Investment Operations
Net investment income (loss)A	(.05)	.04	.07	(.08)	(.11)	(.10)
Net realized and unrealized gain (loss)	7.70	17.86	(1.46)	3.43	8.74	13.65
Total from investment operations	7.65	17.90	(1.39)	3.35	8.63	13.55
Distributions from net realized gain	(4.97)	(7.38)	(7.24)	–	–	–
Total distributions	(4.97)	(7.38)	(7.24)	–	–	–
Net asset value, end of period	$71.44	$68.76	$58.24	$66.87	$63.52	$54.89
Total ReturnB,C,D	11.85%	34.64%	(2.37)%	5.27%	15.72%	32.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	.91%	.86%	1.05%	1.08%	1.23%
Expenses net of fee waivers, if any	.94%G	.91%	.86%	1.05%	1.08%	1.23%
Expenses net of all reductions	.93%G	.91%	.86%	1.05%	1.08%	1.23%
Net investment income (loss)	(.14)%G	.06%	.13%	(.12)%	(.18)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$590	$540	$502	$664	$648	$555
Portfolio turnover rateH	42%G	52%	66%	51%	13%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.27	$57.99	$66.75	$63.55	$55.04	$41.54
Income from Investment Operations
Net investment income (loss)A	(.12)	(.10)	(.06)	(.23)	(.24)	(.19)
Net realized and unrealized gain (loss)	7.65	17.76	(1.46)	3.43	8.75	13.69
Total from investment operations	7.53	17.66	(1.52)	3.20	8.51	13.50
Distributions from net realized gain	(4.82)	(7.38)	(7.24)	–	–	–
Total distributions	(4.82)	(7.38)	(7.24)	–	–	–
Net asset value, end of period	$70.98	$68.27	$57.99	$66.75	$63.55	$55.04
Total ReturnB,C,D	11.72%	34.34%	(2.59)%	5.04%	15.46%	32.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.17%G	1.14%	1.09%	1.28%	1.31%	1.43%
Expenses net of fee waivers, if any	1.17%G	1.14%	1.09%	1.28%	1.31%	1.43%
Expenses net of all reductions	1.16%G	1.13%	1.09%	1.28%	1.31%	1.43%
Net investment income (loss)	(.37)%G	(.17)%	(.10)%	(.35)%	(.40)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$1,591	$1,492	$1,250	$1,461	$1,504	$1,426
Portfolio turnover rateH	42%G	52%	66%	51%	13%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$60.60	$52.52	$61.42	$58.78	$51.17	$38.83
Income from Investment Operations
Net investment income (loss)A	(.27)	(.37)	(.32)	(.52)	(.50)	(.42)
Net realized and unrealized gain (loss)	6.76	15.83	(1.34)	3.16	8.11	12.76
Total from investment operations	6.49	15.46	(1.66)	2.64	7.61	12.34
Distributions from net realized gain	(4.55)	(7.38)	(7.24)	–	–	–
Total distributions	(4.55)	(7.38)	(7.24)	–	–	–
Net asset value, end of period	$62.54	$60.60	$52.52	$61.42	$58.78	$51.17
Total ReturnB,C,D	11.44%	33.64%	(3.10)%	4.49%	14.87%	31.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.70%G	1.66%	1.61%	1.80%	1.83%	1.96%
Expenses net of fee waivers, if any	1.70%G	1.66%	1.61%	1.80%	1.83%	1.96%
Expenses net of all reductions	1.69%G	1.66%	1.61%	1.80%	1.83%	1.96%
Net investment income (loss)	(.89)%G	(.69)%	(.62)%	(.87)%	(.93)%	(.93)%
Supplemental Data
Net assets, end of period (in millions)	$210	$201	$178	$238	$212	$159
Portfolio turnover rateH	42%G	52%	66%	51%	13%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$73.38	$61.52	$70.05	$66.35	$57.18	$42.94
Income from Investment Operations
Net investment income (loss)A	.05	.22	.25	.11	.05	.05
Net realized and unrealized gain (loss)	8.23	19.02	(1.54)	3.59	9.12	14.19
Total from investment operations	8.28	19.24	(1.29)	3.70	9.17	14.24
Distributions from net realized gain	(5.16)	(7.38)	(7.24)	–	–	–
Total distributions	(5.16)	(7.38)	(7.24)	–	–	–
Net asset value, end of period	$76.50	$73.38	$61.52	$70.05	$66.35	$57.18
Total ReturnB,C	12.00%	35.01%	(2.09)%	5.58%	16.04%	33.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	.67%F	.63%	.58%	.77%	.81%	.93%
Expenses net of fee waivers, if any	.67%F	.63%	.58%	.77%	.81%	.93%
Expenses net of all reductions	.66%F	.63%	.58%	.77%	.81%	.93%
Net investment income (loss)	.14%F	.34%	.41%	.16%	.09%	.09%
Supplemental Data
Net assets, end of period (in millions)	$681	$642	$562	$1,061	$1,357	$1,112
Portfolio turnover rateG	42%F	52%	66%	51%	13%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Growth Opportunities Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$73.88	$61.82	$70.27	$66.48	$57.20	$53.30
Income from Investment Operations
Net investment income (loss)B	.10	.32	.33	.20	.14	.02
Net realized and unrealized gain (loss)	8.28	19.12	(1.54)	3.59	9.14	3.88
Total from investment operations	8.38	19.44	(1.21)	3.79	9.28	3.90
Distributions from net investment income	(.05)	–	–	–	–	–
Distributions from net realized gain	(5.22)	(7.38)	(7.24)	–	–	–
Total distributions	(5.27)	(7.38)	(7.24)	–	–	–
Net asset value, end of period	$76.99	$73.88	$61.82	$70.27	$66.48	$57.20
Total ReturnC,D	12.08%	35.18%	(1.96)%	5.70%	16.22%	7.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.51%	.45%	.64%	.67%	.78%G
Expenses net of fee waivers, if any	.55%G	.50%	.45%	.64%	.67%	.78%G
Expenses net of all reductions	.54%G	.50%	.45%	.64%	.67%	.78%G
Net investment income (loss)	.26%G	.47%	.54%	.29%	.24%	.14%G
Supplemental Data
Net assets, end of period (in millions)	$40	$152	$7	$5	$3	$–
Portfolio turnover rateH	42%G	52%	66%	51%	13%	17%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$69,573	Market approach	Transaction price	$9.38 - $169.00 / $59.44	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.17 - 5.9 / 5.7	Increase
			Discount rate	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,401,413
Gross unrealized depreciation	(54,337)
Net unrealized appreciation (depreciation)	$1,347,076
Tax cost	$1,888,565

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $640,674 and $904,093, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$705	$21
Class M	.25%	.25%	3,858	87
Class C	.75%	.25%	1,022	72
			$5,585	$180

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$82
Class C(a)	5
$87

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$535.19
Class M	1,321.17
Class C	200.20
Class I	547.17
Class Z	26.05
	$2,629

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,929	1.64%	$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $832. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $232 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $155 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class Z	$104	$–
Total	$104	$–
From net realized gain
Class A	$38,843	$61,177
Class M	104,766	157,755
Class C	14,984	23,721
Class I	45,003	65,238
Class Z	10,843	885
Total	$214,439	$308,776

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	637	965	$43,622	$59,048
Reinvestment of distributions	567	1,085	36,792	57,029
Shares redeemed	(808)	(2,807)	(55,107)	(166,066)
Net increase (decrease)	396	(757)	$25,307	$(49,989)
Class M
Shares sold	1,011	1,699	$68,403	$101,570
Reinvestment of distributions	1,564	2,861	100,981	149,667
Shares redeemed	(2,019)	(4,259)	(136,540)	(254,711)
Net increase (decrease)	556	301	$32,844	$(3,474)
Class C
Shares sold	240	530	$14,406	$28,137
Reinvestment of distributions	240	437	13,699	20,384
Shares redeemed	(448)	(1,042)	(26,852)	(54,837)
Net increase (decrease)	32	(75)	$1,253	$(6,316)
Class I
Shares sold	890	2,197	$64,900	$141,765
Reinvestment of distributions	448	782	31,123	43,776
Shares redeemed	(1,188)	(3,359)	(86,418)	(209,655)
Net increase (decrease)	150	(380)	$9,605	$(24,114)
Class Z
Shares sold	321	2,133	$23,628	$146,967
Reinvestment of distributions	150	16	10,498	885
Shares redeemed	(2,008)	(217)	(150,523)	(14,646)
Net increase (decrease)	(1,537)	1,932	$(116,397)	$133,206

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.94%
Actual		$1,000.00	$1,118.50	$4.96
Hypothetical-C		$1,000.00	$1,020.24	$4.73
Class M	1.17%
Actual		$1,000.00	$1,117.20	$6.18
Hypothetical-C		$1,000.00	$1,019.10	$5.89
Class C	1.70%
Actual		$1,000.00	$1,114.40	$8.96
Hypothetical-C		$1,000.00	$1,016.45	$8.55
Class I	.67%
Actual		$1,000.00	$1,120.00	$3.54
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Class Z	.55%
Actual		$1,000.00	$1,120.80	$2.91
Hypothetical-C		$1,000.00	$1,022.19	$2.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

GO-SANN-0718
1.704615.120

Fidelity Advisor® Large Cap Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Microsoft Corp.	4.3
Bank of America Corp.	3.5
JPMorgan Chase & Co.	2.9
Exxon Mobil Corp.	2.7
Citigroup, Inc.	2.5
Comcast Corp. Class A	2.3
Apple, Inc.	2.4
Suncor Energy, Inc.	2.1
Chevron Corp.	1.9
State Street Corp.	1.9
26.5

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	21.1
Information Technology	18.2
Health Care	15.1
Energy	14.7
Industrials	10.4

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	99.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 13.1%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 0.2%
Drive Shack, Inc. (a)	81,300	$530,889
Dunkin' Brands Group, Inc.	27,800	1,780,034
Starbucks Corp.	4,800	272,016
		2,582,939
Media - 4.9%
Charter Communications, Inc. Class A (a)	5,000	1,305,200
Comcast Corp. Class A	965,574	30,106,597
Discovery Communications, Inc. Class A (a)(b)	116,600	2,459,094
Interpublic Group of Companies, Inc.	216,800	4,899,680
Liberty Global PLC Class A (a)	22,900	652,879
Omnicom Group, Inc.	19,300	1,391,144
Sinclair Broadcast Group, Inc. Class A	71,400	1,956,360
The Walt Disney Co.	144,300	14,353,521
Time Warner, Inc.	48,600	4,576,176
Viacom, Inc. Class B (non-vtg.)	70,100	1,899,710
		63,600,361
Multiline Retail - 0.4%
Target Corp.	61,540	4,485,651
Specialty Retail - 2.5%
L Brands, Inc.	119,900	4,065,809
Lowe's Companies, Inc.	165,279	15,703,158
O'Reilly Automotive, Inc. (a)	4,500	1,212,345
Ross Stores, Inc.	7,900	623,152
Sally Beauty Holdings, Inc. (a)	217,400	3,291,436
TJX Companies, Inc.	81,300	7,343,016
		32,238,916

TOTAL CONSUMER DISCRETIONARY		102,907,867

CONSUMER STAPLES - 6.5%
Beverages - 1.1%
The Coca-Cola Co.	324,975	13,973,925
Food & Staples Retailing - 1.2%
Kroger Co.	42,300	1,029,159
Walmart, Inc.	175,700	14,502,278
		15,531,437
Food Products - 0.2%
Campbell Soup Co.	31,800	1,069,752
The Hershey Co.	15,300	1,377,612
		2,447,364
Household Products - 1.5%
Kimberly-Clark Corp.	19,000	1,916,150
Procter & Gamble Co.	192,052	14,052,445
Reckitt Benckiser Group PLC	52,098	3,987,747
		19,956,342
Personal Products - 0.1%
Unilever NV (NY Reg.)	15,400	858,858
Tobacco - 2.4%
Altria Group, Inc.	392,700	21,889,098
British American Tobacco PLC sponsored ADR	179,900	9,210,880
		31,099,978

TOTAL CONSUMER STAPLES		83,867,904

ENERGY - 14.6%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	219,700	7,599,423
Ensco PLC Class A	86,850	564,525
National Oilwell Varco, Inc.	142,232	5,891,249
Oceaneering International, Inc.	142,800	3,402,924
		17,458,121
Oil, Gas & Consumable Fuels - 13.2%
Aker Bp ASA	4,400	160,778
Amyris, Inc. (a)(b)	54,556	282,055
Anadarko Petroleum Corp.	85,100	5,939,980
BP PLC sponsored ADR	221,141	10,132,681
Cabot Oil & Gas Corp.	309,500	7,072,075
Cenovus Energy, Inc.	1,683,500	17,762,055
Chevron Corp.	197,107	24,500,400
ConocoPhillips Co.	202,000	13,612,780
Enterprise Products Partners LP	15,600	450,840
Exxon Mobil Corp.	434,200	35,274,408
Golar LNG Ltd.	70,900	1,841,982
Hess Corp.	4,900	296,058
Imperial Oil Ltd.	141,800	4,639,176
Legacy Reserves LP (a)	113,300	643,544
Noble Energy, Inc.	14,600	521,220
Statoil ASA sponsored ADR	149,100	3,913,875
Suncor Energy, Inc.	680,900	27,118,368
Teekay Offshore Partners LP	250,200	675,540
The Williams Companies, Inc.	293,529	7,884,189
Williams Partners LP	188,100	7,486,380
		170,208,384

TOTAL ENERGY		187,666,505

FINANCIALS - 21.1%
Banks - 13.8%
Bank of America Corp.	1,540,389	44,732,897
BNP Paribas SA (b)	6,800	421,803
Citigroup, Inc.	486,597	32,451,154
First Hawaiian, Inc.	2,300	67,344
JPMorgan Chase & Co.	352,768	37,749,704
PNC Financial Services Group, Inc.	68,585	9,835,775
Signature Bank (a)	9,400	1,198,406
Standard Chartered PLC (United Kingdom)	113,064	1,134,176
SunTrust Banks, Inc.	226,208	15,271,302
U.S. Bancorp	230,465	11,520,945
Wells Fargo & Co.	431,694	23,307,159
		177,690,665
Capital Markets - 5.4%
Charles Schwab Corp.	170,453	9,480,596
KKR & Co. LP	323,636	7,194,428
Morgan Stanley	244,243	12,246,344
Northern Trust Corp.	155,786	15,971,181
State Street Corp.	250,658	24,090,740
		68,983,289
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(c)	18,300	7,286,640
Insurance - 0.4%
MetLife, Inc.	120,600	5,546,394
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	255,092	2,650,406
Radian Group, Inc.	599,668	9,534,721
		12,185,127

TOTAL FINANCIALS		271,692,115

HEALTH CARE - 15.1%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	76,005	8,826,461
Alnylam Pharmaceuticals, Inc. (a)	16,000	1,591,520
Amgen, Inc.	88,823	15,954,387
Atara Biotherapeutics, Inc. (a)	40,100	1,996,980
Biogen, Inc. (a)	7,900	2,322,284
Insmed, Inc. (a)	63,764	1,776,465
Intercept Pharmaceuticals, Inc. (a)	67,931	4,769,436
Mirati Therapeutics, Inc. (a)	13,700	582,250
Regeneron Pharmaceuticals, Inc. (a)	3,500	1,051,120
Spark Therapeutics, Inc. (a)	31,400	2,505,406
TESARO, Inc. (a)	6,700	306,659
Trevena, Inc. (a)	238,100	445,247
		42,128,215
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	640,086	19,452,214
Danaher Corp.	48,900	4,854,792
ResMed, Inc.	6,100	627,141
Zimmer Biomet Holdings, Inc.	17,200	1,917,972
		26,852,119
Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	82,000	6,735,480
Anthem, Inc.	26,895	5,955,091
Cardinal Health, Inc.	150,600	7,844,754
Cigna Corp.	38,500	6,520,745
CVS Health Corp.	213,111	13,509,106
Henry Schein, Inc. (a)	3,400	235,280
Humana, Inc.	11,000	3,200,780
McKesson Corp.	73,096	10,375,246
UnitedHealth Group, Inc.	24,200	5,844,542
		60,221,024
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	203,380	732,168
Pharmaceuticals - 5.0%
Allergan PLC	20,429	3,080,693
AstraZeneca PLC sponsored ADR	72,400	2,680,972
Bayer AG	46,200	5,514,144
CymaBay Therapeutics, Inc. (a)	50,321	652,663
GlaxoSmithKline PLC sponsored ADR	494,229	20,026,159
Jazz Pharmaceuticals PLC (a)	51,007	8,620,183
Johnson & Johnson	89,263	10,677,640
Nektar Therapeutics (a)	16,200	1,300,374
Novartis AG sponsored ADR	2,300	171,396
Pfizer, Inc.	18,300	657,519
Sanofi SA	12,674	971,511
Teva Pharmaceutical Industries Ltd. sponsored ADR	311,191	6,690,607
TherapeuticsMD, Inc. (a)(b)	707,800	4,183,098
		65,226,959

TOTAL HEALTH CARE		195,160,485

INDUSTRIALS - 10.4%
Aerospace & Defense - 1.8%
General Dynamics Corp.	16,300	3,287,873
The Boeing Co.	563	198,266
United Technologies Corp.	156,682	19,557,047
		23,043,186
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	42,059	3,659,133
FedEx Corp.	10,900	2,715,408
United Parcel Service, Inc. Class B	131,575	15,278,489
		21,653,030
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	43,900	1,026,382
Stericycle, Inc. (a)	21,100	1,339,850
		2,366,232
Electrical Equipment - 0.8%
Acuity Brands, Inc.	43,300	5,120,225
Hubbell, Inc. Class B	22,082	2,378,011
Melrose Industries PLC	1,024,927	3,215,469
		10,713,705
Industrial Conglomerates - 1.7%
General Electric Co.	1,554,544	21,887,980
ITT, Inc.	2,600	134,212
		22,022,192
Machinery - 0.9%
Flowserve Corp.	177,100	7,321,314
Wabtec Corp.	51,200	4,992,512
		12,313,826
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	844	1,258,417
Professional Services - 0.3%
Acacia Research Corp. (a)	36,900	142,065
IHS Markit Ltd. (a)	66,736	3,288,750
		3,430,815
Road & Rail - 2.9%
CSX Corp.	98,601	6,374,555
Genesee & Wyoming, Inc. Class A (a)	43,600	3,405,596
J.B. Hunt Transport Services, Inc.	73,800	9,453,780
Norfolk Southern Corp.	42,658	6,469,086
Union Pacific Corp.	81,700	11,663,492
		37,366,509
Trading Companies & Distributors - 0.0%
Fastenal Co.	4,900	260,827
Univar, Inc. (a)	7,700	209,979
		470,806

TOTAL INDUSTRIALS		134,638,718

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	462,254	19,742,868
F5 Networks, Inc. (a)	6,600	1,142,526
		20,885,394
Electronic Equipment & Components - 0.2%
ADT, Inc. (b)	83,900	630,928
Itron, Inc. (a)	32,700	1,867,170
		2,498,098
Internet Software & Services - 1.5%
Alphabet, Inc.:
Class A (a)	8,936	9,829,600
Class C (a)	8,617	9,349,359
		19,178,959
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A	19,884	1,498,259
FleetCor Technologies, Inc. (a)	10,000	1,993,500
IBM Corp.	5,700	805,467
Interxion Holding N.V. (a)	32,300	2,062,678
MasterCard, Inc. Class A	61,500	11,692,380
Paychex, Inc.	159,522	10,461,453
PayPal Holdings, Inc. (a)	8,200	672,974
Unisys Corp. (a)	307,187	3,701,603
Visa, Inc. Class A	171,610	22,432,859
		55,321,173
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	12,500	1,214,750
NXP Semiconductors NV (a)	21,400	2,439,600
Qualcomm, Inc.	382,050	22,204,746
		25,859,096
Software - 6.2%
Adobe Systems, Inc. (a)	22,310	5,561,437
Autodesk, Inc. (a)	1,481	191,197
Microsoft Corp.	562,554	55,602,837
Oracle Corp.	231,300	10,806,336
SAP SE sponsored ADR	51,500	5,808,685
Ultimate Software Group, Inc. (a)	8,600	2,254,490
		80,224,982
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	161,021	30,089,994

TOTAL INFORMATION TECHNOLOGY		234,057,696

MATERIALS - 2.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	123,600	5,084,904
Intrepid Potash, Inc. (a)	612,760	2,745,165
LyondellBasell Industries NV Class A	65,400	7,332,648
Nutrien Ltd.	142,460	7,208,700
The Scotts Miracle-Gro Co. Class A	13,700	1,166,281
W.R. Grace & Co.	25,900	1,854,181
		25,391,879
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR (b)	44,500	2,215,210
Freeport-McMoRan, Inc.	179,200	3,028,480
Lundin Mining Corp.	281,200	1,763,193
		7,006,883

TOTAL MATERIALS		32,398,762

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	11,100	1,535,907
Equinix, Inc.	7,000	2,777,950
Public Storage	8,800	1,864,192
		6,178,049
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	265,494	12,656,099
Zayo Group Holdings, Inc. (a)	10,700	372,360
		13,028,459
UTILITIES - 1.4%
Electric Utilities - 1.3%
Exelon Corp.	248,800	10,297,832
PPL Corp.	48,400	1,322,288
Southern Co.	5,900	264,910
Vistra Energy Corp. (a)	217,116	5,325,855
		17,210,885
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	61,200	780,300

TOTAL UTILITIES		17,991,185

TOTAL COMMON STOCKS
(Cost $969,012,123)		1,279,587,745

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $3,301,608)	3,301,608	1,774,944

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.76% (f)	11,343,742	11,346,010
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	9,768,827	9,769,804
TOTAL MONEY MARKET FUNDS
(Cost $21,115,814)		21,115,814
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $993,429,545)		1,302,478,503
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(13,777,228)
NET ASSETS - 100%		$1,288,701,275

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,061,584 or 0.7% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$1,930,650
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,301,608

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,497
Fidelity Securities Lending Cash Central Fund	90,160
Total	$154,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$102,907,867	$102,907,867	$--	$--
Consumer Staples	83,867,904	79,880,157	3,987,747	--
Energy	187,666,505	187,666,505	--	--
Financials	271,692,115	264,405,475	7,286,640	--
Health Care	195,160,485	188,674,830	6,485,655	--
Industrials	134,638,718	133,380,301	1,258,417	--
Information Technology	234,057,696	234,057,696	--	--
Materials	32,398,762	32,398,762	--	--
Real Estate	6,178,049	6,178,049	--	--
Telecommunication Services	13,028,459	13,028,459	--	--
Utilities	17,991,185	17,991,185	--	--
Other	1,774,944	--	--	1,774,944
Money Market Funds	21,115,814	21,115,814	--	--
Total Investments in Securities:	$1,302,478,503	$1,281,685,100	$19,018,459	$1,774,944

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.9%
Canada	4.6%
United Kingdom	3.9%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,362,174) — See accompanying schedule: Unaffiliated issuers (cost $972,313,731)	$1,281,362,689
Fidelity Central Funds (cost $21,115,814)	21,115,814
Total Investment in Securities (cost $993,429,545)		$1,302,478,503
Restricted cash		28,984
Receivable for investments sold		2,408,679
Receivable for fund shares sold		408,989
Dividends receivable		3,196,148
Distributions receivable from Fidelity Central Funds		38,315
Prepaid expenses		357
Other receivables		19,697
Total assets		1,308,579,672
Liabilities
Payable to custodian bank	$468
Payable for investments purchased	3,622,983
Payable for fund shares redeemed	5,469,503
Accrued management fee	428,292
Distribution and service plan fees payable	307,826
Other affiliated payables	232,566
Other payables and accrued expenses	42,596
Collateral on securities loaned	9,774,163
Total liabilities		19,878,397
Net Assets		$1,288,701,275
Net Assets consist of:
Paid in capital		$893,087,229
Undistributed net investment income		4,226,240
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		82,341,706
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		309,046,100
Net Assets		$1,288,701,275
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($431,750,781 ÷ 12,946,996 shares)		$33.35
Maximum offering price per share (100/94.25 of $33.35)		$35.38
Class M:
Net Asset Value and redemption price per share ($182,285,530 ÷ 5,480,152 shares)		$33.26
Maximum offering price per share (100/96.50 of $33.26)		$34.47
Class C:
Net Asset Value and offering price per share ($164,467,475 ÷ 5,449,331 shares)(a)		$30.18
Class I:
Net Asset Value, offering price and redemption price per share ($492,730,851 ÷ 14,118,730 shares)		$34.90
Class Z:
Net Asset Value, offering price and redemption price per share ($17,466,638 ÷ 500,335 shares)		$34.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$13,162,823
Income from Fidelity Central Funds		154,657
Total income		13,317,480
Expenses
Management fee
Basic fee	$3,640,562
Performance adjustment	(771,807)
Transfer agent fees	1,223,457
Distribution and service plan fees	1,921,875
Accounting and security lending fees	215,451
Custodian fees and expenses	27,580
Independent trustees' fees and expenses	3,041
Registration fees	53,991
Audit	35,773
Legal	3,859
Interest	6,219
Miscellaneous	5,391
Total expenses before reductions	6,365,392
Expense reductions	(30,798)
Total expenses after reductions		6,334,594
Net investment income (loss)		6,982,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,081,734
Fidelity Central Funds	(779)
Foreign currency transactions	(9,974)
Total net realized gain (loss)		88,070,981
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(60,211,921)
Fidelity Central Funds	194
Assets and liabilities in foreign currencies	166
Total change in net unrealized appreciation (depreciation)		(60,211,561)
Net gain (loss)		27,859,420
Net increase (decrease) in net assets resulting from operations		$34,842,306

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,982,886	$15,830,363
Net realized gain (loss)	88,070,981	85,078,526
Change in net unrealized appreciation (depreciation)	(60,211,561)	117,521,302
Net increase (decrease) in net assets resulting from operations	34,842,306	218,430,191
Distributions to shareholders from net investment income	(14,212,298)	(13,125,307)
Distributions to shareholders from net realized gain	(83,224,419)	(11,235,798)
Total distributions	(97,436,717)	(24,361,105)
Share transactions - net increase (decrease)	(33,518,447)	(40,158,418)
Total increase (decrease) in net assets	(96,112,858)	153,910,668
Net Assets
Beginning of period	1,384,814,133	1,230,903,465
End of period	$1,288,701,275	$1,384,814,133
Other Information
Undistributed net investment income end of period	$4,226,240	$11,455,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Large Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.98	$30.27	$28.12	$29.60	$28.11	$20.43
Income from Investment Operations
Net investment income (loss)A	.18	.39	.34	.25	.20	.16
Net realized and unrealized gain (loss)	.70	4.93	2.64	(.74)	3.45	7.61
Total from investment operations	.88	5.32	2.98	(.49)	3.65	7.77
Distributions from net investment income	(.38)	(.33)	(.23)	(.14)	(.22)	(.02)
Distributions from net realized gain	(2.13)	(.27)	(.60)	(.85)	(1.94)	(.07)
Total distributions	(2.51)	(.61)B	(.83)	(.99)	(2.16)	(.09)
Net asset value, end of period	$33.35	$34.98	$30.27	$28.12	$29.60	$28.11
Total ReturnC,D,E	2.51%	17.84%	11.09%	(1.57)%	14.13%	38.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%H	.91%	.92%	1.15%	1.30%	1.26%
Expenses net of fee waivers, if any	.91%H	.91%	.92%	1.15%	1.25%	1.26%
Expenses net of all reductions	.91%H	.90%	.91%	1.15%	1.25%	1.24%
Net investment income (loss)	1.07%H	1.22%	1.25%	.90%	.72%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$431,751	$461,949	$455,182	$469,026	$414,421	$214,686
Portfolio turnover rateI	36%H	31%	28%	31%	28%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.273 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.86	$30.17	$28.02	$29.50	$28.02	$20.41
Income from Investment Operations
Net investment income (loss)A	.14	.31	.27	.18	.13	.10
Net realized and unrealized gain (loss)	.69	4.91	2.64	(.74)	3.44	7.59
Total from investment operations	.83	5.22	2.91	(.56)	3.57	7.69
Distributions from net investment income	(.29)	(.26)	(.16)	(.07)	(.15)	(.01)
Distributions from net realized gain	(2.13)	(.27)	(.60)	(.85)	(1.94)	(.07)
Total distributions	(2.43)B	(.53)	(.76)	(.92)	(2.09)	(.08)
Net asset value, end of period	$33.26	$34.86	$30.17	$28.02	$29.50	$28.02
Total ReturnC,D,E	2.36%	17.54%	10.81%	(1.84)%	13.83%	37.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.17%	1.18%	1.41%	1.56%	1.51%
Expenses net of fee waivers, if any	1.17%H	1.17%	1.18%	1.41%	1.50%	1.51%
Expenses net of all reductions	1.17%H	1.17%	1.18%	1.41%	1.50%	1.49%
Net investment income (loss)	.81%H	.96%	.99%	.63%	.47%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$182,286	$193,882	$173,119	$177,560	$170,613	$114,864
Portfolio turnover rateI	36%H	31%	28%	31%	28%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.43 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $2.132 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$31.78	$27.58	$25.70	$27.21	$26.07	$19.08
Income from Investment Operations
Net investment income (loss)A	.05	.14	.12	.04	(.01)	(.02)
Net realized and unrealized gain (loss)	.63	4.49	2.40	(.69)	3.19	7.08
Total from investment operations	.68	4.63	2.52	(.65)	3.18	7.06
Distributions from net investment income	(.15)	(.15)	(.04)	(.01)	(.10)	–B
Distributions from net realized gain	(2.13)	(.27)	(.60)	(.85)	(1.94)	(.07)
Total distributions	(2.28)	(.43)C	(.64)	(.86)	(2.04)	(.07)
Net asset value, end of period	$30.18	$31.78	$27.58	$25.70	$27.21	$26.07
Total ReturnD,E,F	2.13%	16.97%	10.21%	(2.33)%	13.31%	37.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.68%I	1.67%	1.67%	1.90%	2.05%	2.00%
Expenses net of fee waivers, if any	1.68%I	1.67%	1.67%	1.90%	2.00%	2.00%
Expenses net of all reductions	1.67%I	1.66%	1.67%	1.90%	2.00%	1.99%
Net investment income (loss)	.31%I	.46%	.49%	.14%	(.03)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$164,467	$194,553	$169,524	$181,957	$168,763	$67,780
Portfolio turnover rateJ	36%I	31%	28%	31%	28%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.273 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.53	$31.57	$29.30	$30.78	$29.03	$21.03
Income from Investment Operations
Net investment income (loss)A	.24	.50	.43	.34	.28	.24
Net realized and unrealized gain (loss)	.73	5.14	2.74	(.78)	3.59	7.85
Total from investment operations	.97	5.64	3.17	(.44)	3.87	8.09
Distributions from net investment income	(.47)	(.40)	(.30)	(.20)	(.18)	(.02)
Distributions from net realized gain	(2.13)	(.27)	(.60)	(.85)	(1.94)	(.07)
Total distributions	(2.60)	(.68)B	(.90)	(1.04)C	(2.12)	(.09)
Net asset value, end of period	$34.90	$36.53	$31.57	$29.30	$30.78	$29.03
Total ReturnD,E	2.66%	18.16%	11.34%	(1.33)%	14.43%	38.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.64%	.65%	.89%	1.04%	.95%
Expenses net of fee waivers, if any	.65%H	.64%	.65%	.89%	1.00%	.95%
Expenses net of all reductions	.65%H	.64%	.65%	.89%	1.00%	.94%
Net investment income (loss)	1.33%H	1.48%	1.51%	1.15%	.97%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$492,731	$520,465	$433,079	$498,404	$515,771	$242,897
Portfolio turnover rateI	36%H	31%	28%	31%	28%	54%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.68 per share is comprised of distributions from net investment income of $.404 and distributions from net realized gain of $.273 per share.

 C Total distributions of $1.04 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.849 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Large Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$36.57	$32.04
Income from Investment Operations
Net investment income (loss)B	.26	.51
Net realized and unrealized gain (loss)	.73	4.02
Total from investment operations	.99	4.53
Distributions from net investment income	(.52)	–
Distributions from net realized gain	(2.13)	–
Total distributions	(2.65)	–
Net asset value, end of period	$34.91	$36.57
Total ReturnC,D	2.72%	14.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.51%G
Expenses net of fee waivers, if any	.52%G	.51%G
Expenses net of all reductions	.52%G	.51%G
Net investment income (loss)	1.46%G	1.80%G
Supplemental Data
Net assets, end of period (000 omitted)	$17,467	$13,966
Portfolio turnover rateH	36%G	31%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$378,144,163
Gross unrealized depreciation	(74,874,093)
Net unrealized appreciation (depreciation)	$303,270,070
Tax cost	$999,208,433

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $1,803,928 in this Subsidiary, representing .14% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $237,477,934 and $365,161,061, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$562,486	$13,966
Class M	.25%	.25%	471,380	3,209
Class C	.75%	.25%	888,009	99,445
			$1,921,875	$116,620

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$56,243
Class M	8,961
Class C(a)	6,998
$72,202

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$417,042.19
Class M	184,151.20
Class C	175,905.20
Class I	442,331.17
Class Z	4,028.05
	$1,223,457

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,636 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,932,643	1.61%	$6,219

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,956 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $166,662. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $90,160, including $18,759 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,865 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,933.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$4,898,986	$5,099,262
Class M	1,625,307	1,475,469
Class C	914,652	953,207
Class I	6,575,017	5,597,369
Class Z	198,336	–
Total	$14,212,298	$13,125,307
From net realized gain
Class A	$27,767,191	$4,167,959
Class M	11,783,484	1,573,449
Class C	12,904,576	1,712,010
Class I	29,952,850	3,782,380
Class Z	816,318	–
Total	$83,224,419	$11,235,798

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017(a)	Six months ended May 31, 2018	Year ended November 30, 2017(a)
Class A
Shares sold	902,202	3,335,635	$30,579,244	$105,955,818
Reinvestment of distributions	950,552	289,062	31,700,917	8,882,868
Shares redeemed	(2,113,379)	(5,456,801)	(71,464,985)	(175,106,485)
Net increase (decrease)	(260,625)	(1,832,104)	$(9,184,824)	$(60,267,799)
Class M
Shares sold	346,881	966,917	$11,673,186	$30,770,230
Reinvestment of distributions	395,478	96,794	13,169,411	2,971,572
Shares redeemed	(824,674)	(1,240,208)	(27,631,401)	(39,777,162)
Net increase (decrease)	(82,315)	(176,497)	$(2,788,804)	$(6,035,360)
Class C
Shares sold	272,379	1,666,007	$8,359,201	$47,964,478
Reinvestment of distributions	423,097	83,161	12,811,392	2,338,494
Shares redeemed	(1,367,740)	(1,773,151)	(42,339,200)	(51,988,707)
Net increase (decrease)	(672,264)	(23,983)	$(21,168,607)	$(1,685,735)
Class I
Shares sold	1,464,445	5,289,459	$52,131,290	$176,163,579
Reinvestment of distributions	973,077	273,175	33,921,480	8,747,051
Shares redeemed	(2,564,894)	(5,033,155)	(90,717,459)	(169,303,967)
Net increase (decrease)	(127,372)	529,479	$(4,664,689)	$15,606,663
Class Z
Shares sold	291,482	789,170	$10,189,111	$26,644,229
Reinvestment of distributions	25,324	–	882,557	–
Shares redeemed	(198,356)	(407,285)	(6,783,191)	(14,420,416)
Net increase (decrease)	118,450	381,885	$4,288,477	$12,223,813

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.91%
Actual		$1,000.00	$1,025.10	$4.59
Hypothetical-C		$1,000.00	$1,020.39	$4.58
Class M	1.17%
Actual		$1,000.00	$1,023.60	$5.90
Hypothetical-C		$1,000.00	$1,019.10	$5.89
Class C	1.68%
Actual		$1,000.00	$1,021.30	$8.47
Hypothetical-C		$1,000.00	$1,016.55	$8.45
Class I	.65%
Actual		$1,000.00	$1,026.60	$3.28
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class Z	.52%
Actual		$1,000.00	$1,027.20	$2.63
Hypothetical-C		$1,000.00	$1,022.34	$2.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

LC-SANN-0718
1.704742.120

Fidelity Advisor® Series Equity Growth Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Alphabet, Inc. Class A	6.4
Microsoft Corp.	6.2
Amazon.com, Inc.	5.8
Home Depot, Inc.	3.0
Charles Schwab Corp.	3.0
Adobe Systems, Inc.	2.8
Visa, Inc. Class A	2.7
Apple, Inc.	2.7
Facebook, Inc. Class A	2.5
Cheniere Energy, Inc.	2.0
37.1

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	42.6
Consumer Discretionary	13.3
Financials	11.1
Health Care	10.4
Industrials	7.4

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	98.6%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 10.6%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	57,900	$6,432,690
Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Holdings, Inc.	54,059	4,363,102
Marriott International, Inc. Class A	8,400	1,137,024
Wingstop, Inc.	46,700	2,363,487
		7,863,613
Household Durables - 0.8%
Panasonic Corp.	553,100	7,499,752
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc. (a)	35,100	57,199,662
The Booking Holdings, Inc. (a)	3,100	6,537,652
		63,737,314
Media - 0.8%
Charter Communications, Inc. Class A (a)	30,800	8,040,032
China Literature Ltd. (a)(b)	177	1,645
		8,041,677
Specialty Retail - 3.0%
Home Depot, Inc.	161,500	30,127,825
Textiles, Apparel & Luxury Goods - 0.8%
Kering SA	1,500	858,726
LVMH Moet Hennessy - Louis Vuitton SA	20,089	6,994,962
Puma AG	125	75,842
		7,929,530

TOTAL CONSUMER DISCRETIONARY		131,632,401

CONSUMER STAPLES - 4.1%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	20,700	4,617,756
Fever-Tree Drinks PLC	42,782	1,708,442
Kweichow Moutai Co. Ltd. (A Shares)	24,280	2,845,021
Pernod Ricard SA ADR	76,300	2,565,588
		11,736,807
Food Products - 0.3%
McCormick & Co., Inc. (non-vtg.)	20,300	2,050,300
The Simply Good Foods Co.	75,700	1,003,025
		3,053,325
Household Products - 0.5%
Energizer Holdings, Inc.	88,700	5,387,638
Personal Products - 1.6%
Coty, Inc. Class A	161,200	2,135,900
Estee Lauder Companies, Inc. Class A	47,000	7,023,680
Unilever NV (NY Reg.)	121,300	6,764,901
		15,924,481
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	92,800	4,751,360

TOTAL CONSUMER STAPLES		40,853,611

ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	117,300	4,057,407
Computer Modelling Group Ltd.	166,300	1,224,869
		5,282,276
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy, Inc. (a)	290,200	19,333,124
Reliance Industries Ltd.	352,016	4,809,876
		24,143,000

TOTAL ENERGY		29,425,276

FINANCIALS - 11.0%
Banks - 4.7%
Bank of America Corp.	355,200	10,315,008
First Republic Bank	76,400	7,609,440
HDFC Bank Ltd.	20,604	683,740
HDFC Bank Ltd. sponsored ADR	18,700	1,990,054
Huntington Bancshares, Inc.	353,700	5,259,519
JPMorgan Chase & Co.	164,000	17,549,640
M&T Bank Corp.	15,200	2,615,616
Metro Bank PLC (a)	16,900	746,770
		46,769,787
Capital Markets - 6.3%
Cboe Global Markets, Inc.	9,552	931,893
Charles Schwab Corp.	540,400	30,057,048
CME Group, Inc.	97,938	15,954,100
Goldman Sachs Group, Inc.	17,200	3,885,136
JMP Group, Inc.	50,300	257,536
MSCI, Inc.	41,300	6,714,141
The Blackstone Group LP	146,200	4,668,166
		62,468,020

TOTAL FINANCIALS		109,237,807

HEALTH CARE - 10.3%
Biotechnology - 3.4%
Amgen, Inc.	36,600	6,574,092
Biogen, Inc. (a)	32,400	9,524,304
Calyxt, Inc.	49,608	936,103
Cytokinetics, Inc. (a)	51,110	459,990
Insmed, Inc. (a)	247,075	6,883,510
TESARO, Inc. (a)	33,200	1,519,564
Vertex Pharmaceuticals, Inc. (a)	49,067	7,556,318
		33,453,881
Health Care Equipment & Supplies - 4.9%
Becton, Dickinson & Co.	66,200	14,669,258
Boston Scientific Corp. (a)	242,300	7,363,497
Danaher Corp.	69,900	6,939,672
Intuitive Surgical, Inc. (a)	33,700	15,490,879
ResMed, Inc.	30,600	3,145,986
Sartorius Stedim Biotech	14,800	1,467,205
		49,076,497
Health Care Providers & Services - 0.4%
National Vision Holdings, Inc.	3,300	120,120
OptiNose, Inc.	4,300	99,201
UnitedHealth Group, Inc.	14,200	3,429,442
		3,648,763
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	30,400	2,351,744
Life Sciences Tools & Services - 0.1%
Codexis, Inc.(a)	43,200	648,000
Pharmaceuticals - 1.3%
AstraZeneca PLC sponsored ADR	184,300	6,824,629
Mallinckrodt PLC (a)	94,200	1,587,270
Mylan NV (a)	115,200	4,430,592
		12,842,491

TOTAL HEALTH CARE		102,021,376

INDUSTRIALS - 7.4%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	9,800	3,274,278
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	124,000	6,798,920
Prosegur Compania de Seguridad SA (Reg.)	248,300	1,706,818
		8,505,738
Electrical Equipment - 2.0%
AMETEK, Inc.	102,600	7,492,878
Fortive Corp.	120,950	8,791,856
Nidec Corp.	22,200	3,445,760
		19,730,494
Industrial Conglomerates - 0.8%
3M Co.	21,400	4,220,722
Roper Technologies, Inc.	15,100	4,164,429
		8,385,151
Machinery - 1.9%
Allison Transmission Holdings, Inc.	240,900	9,951,579
Apergy Corp. (a)	21,000	906,990
Gardner Denver Holdings, Inc.	217,800	7,159,086
Rational AG	1,200	750,530
		18,768,185
Professional Services - 1.5%
IHS Markit Ltd. (a)	92,600	4,563,328
Robert Half International, Inc.	55,400	3,527,872
TransUnion Holding Co., Inc.	93,439	6,409,915
		14,501,115

TOTAL INDUSTRIALS		73,164,961

INFORMATION TECHNOLOGY - 42.5%
Electronic Equipment & Components - 0.3%
Cognex Corp.	58,600	2,678,606
Internet Software & Services - 14.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	51,600	10,217,316
Alphabet, Inc. Class A (a)	57,400	63,139,997
DocuSign, Inc.	2,700	134,487
Dropbox, Inc. Class A (a)	4,700	140,953
Facebook, Inc. Class A (a)	127,100	24,375,238
GoDaddy, Inc. (a)	100,400	7,187,636
MercadoLibre, Inc.	8,100	2,355,723
NetEase, Inc. ADR	8,600	1,963,552
Shopify, Inc. Class A (a)	23,500	3,485,851
Stamps.com, Inc. (a)	49,900	12,514,920
Tencent Holdings Ltd.	178,500	9,112,805
VeriSign, Inc. (a)	49,600	6,469,824
		141,098,302
IT Services - 7.8%
Cognizant Technology Solutions Corp. Class A	128,592	9,689,407
Fidelity National Information Services, Inc.	65,800	6,726,076
Global Payments, Inc.	58,900	6,547,324
MasterCard, Inc. Class A	35,900	6,825,308
PayPal Holdings, Inc. (a)	180,900	14,846,463
Square, Inc. (a)	94,200	5,487,150
Visa, Inc. Class A	208,600	27,268,192
		77,389,920
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	22,900	4,503,285
Broadcom, Inc.	8,000	2,016,560
Cree, Inc. (a)	34,600	1,613,052
Maxim Integrated Products, Inc.	80,614	4,728,011
Monolithic Power Systems, Inc.	19,648	2,589,803
Qualcomm, Inc.	120,000	6,974,400
		22,425,111
Software - 15.2%
Activision Blizzard, Inc.	91,200	6,466,992
Adobe Systems, Inc. (a)	111,900	27,894,432
Autodesk, Inc. (a)	43,700	5,641,670
Black Knight, Inc. (a)	98,500	4,984,100
Electronic Arts, Inc. (a)	57,100	7,474,961
Intuit, Inc.	60,900	12,277,440
Microsoft Corp.	621,700	61,448,828
Pluralsight, Inc.	20,600	443,312
Red Hat, Inc. (a)	41,200	6,691,704
Salesforce.com, Inc. (a)	121,300	15,687,729
Splunk, Inc. (a)	12,000	1,329,720
Zscaler, Inc. (a)	1,900	49,894
		150,390,782
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	145,700	27,226,959

TOTAL INFORMATION TECHNOLOGY		421,209,680

MATERIALS - 4.5%
Chemicals - 3.4%
CF Industries Holdings, Inc.	132,600	5,455,164
DowDuPont, Inc.	193,600	12,411,696
Sherwin-Williams Co.	13,000	4,930,250
The Chemours Co. LLC	103,700	5,080,263
Umicore SA	105,941	5,994,356
		33,871,729
Construction Materials - 1.1%
Eagle Materials, Inc.	79,200	8,583,696
Summit Materials, Inc.	81,419	2,313,928
		10,897,624

TOTAL MATERIALS		44,769,353

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	103,300	14,293,621
Equinix, Inc.	5,800	2,301,730
SBA Communications Corp. Class A (a)	16,800	2,655,576
		19,250,927
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	212,600	5,057,754

TOTAL REAL ESTATE		24,308,681

TOTAL COMMON STOCKS
(Cost $658,297,108)		976,623,146

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (c)(d)	3,869	825,593
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	38,419	910,530

TOTAL CONVERTIBLE PREFERRED STOCKS		1,736,123

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR	134,700	1,555,785
TOTAL PREFERRED STOCKS
(Cost $3,443,358)		3,291,908

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.76% (e)
(Cost $10,659,798)	10,657,666	10,659,798
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $672,400,264)		990,574,852
NET OTHER ASSETS (LIABILITIES) - 0.1%		562,544
NET ASSETS - 100%		$991,137,396

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,645 or 0.0% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,736,123 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$769,617
BioNTech AG Series A	12/29/17	$847,344

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$113,816
Fidelity Securities Lending Cash Central Fund	9,074
Total	$122,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$131,632,401	$117,136,042	$14,496,359	$--
Consumer Staples	40,853,611	40,853,611	--	--
Energy	29,425,276	29,425,276	--	--
Financials	110,793,592	110,109,852	683,740	--
Health Care	102,846,969	102,021,376	--	825,593
Industrials	73,164,961	73,164,961	--	--
Information Technology	422,120,210	412,096,875	9,112,805	910,530
Materials	44,769,353	44,769,353	--	--
Real Estate	24,308,681	24,308,681	--	--
Money Market Funds	10,659,798	10,659,798	--	--
Total Investments in Securities:	$990,574,852	$964,545,825	$24,292,904	$1,736,123

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Cayman Islands	2.1%
Netherlands	1.5%
United Kingdom	1.5%
France	1.1%
Japan	1.1%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $661,740,466)	$979,915,054
Fidelity Central Funds (cost $10,659,798)	10,659,798
Total Investment in Securities (cost $672,400,264)		$990,574,852
Cash		338
Receivable for investments sold		3,926
Receivable for fund shares sold		141,241
Dividends receivable		1,194,940
Distributions receivable from Fidelity Central Funds		22,163
Other receivables		30,017
Total assets		991,967,477
Liabilities
Payable for investments purchased	$22,585
Payable for fund shares redeemed	424,395
Other payables and accrued expenses	383,101
Total liabilities		830,081
Net Assets		$991,137,396
Net Assets consist of:
Paid in capital		$633,876,011
Undistributed net investment income		4,169,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		35,285,252
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		317,807,101
Net Assets, for 69,532,630 shares outstanding		$991,137,396
Net Asset Value, offering price and redemption price per share ($991,137,396 ÷ 69,532,630 shares)		$14.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$4,841,482
Income from Fidelity Central Funds		122,890
Total income		4,964,372
Expenses
Custodian fees and expenses	$27,876
Independent trustees' fees and expenses	2,131
Interest	241
Miscellaneous	1,341
Total expenses		31,589
Net investment income (loss)		4,932,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,638,715
Fidelity Central Funds	899
Foreign currency transactions	(24,233)
Total net realized gain (loss)		35,615,381
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $144,613)	45,720,620
Assets and liabilities in foreign currencies	(2,179)
Total change in net unrealized appreciation (depreciation)		45,718,441
Net gain (loss)		81,333,822
Net increase (decrease) in net assets resulting from operations		$86,266,605

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,932,783	$5,302,623
Net realized gain (loss)	35,615,381	143,283,224
Change in net unrealized appreciation (depreciation)	45,718,441	148,758,288
Net increase (decrease) in net assets resulting from operations	86,266,605	297,344,135
Distributions to shareholders from net investment income	(5,178,211)	(1,111,461)
Distributions to shareholders from net realized gain	(138,426,831)	–
Total distributions	(143,605,042)	(1,111,461)
Share transactions
Proceeds from sales of shares	46,747,761	64,402,665
Reinvestment of distributions	143,605,042	1,111,461
Cost of shares redeemed	(75,438,854)	(330,174,404)
Net increase (decrease) in net assets resulting from share transactions	114,913,949	(264,660,278)
Total increase (decrease) in net assets	57,575,512	31,572,396
Net Assets
Beginning of period	933,561,884	901,989,488
End of period	$991,137,396	$933,561,884
Other Information
Undistributed net investment income end of period	$4,169,032	$4,414,460
Shares
Sold	3,364,868	4,902,858
Issued in reinvestment of distributions	10,987,379	97,497
Redeemed	(5,392,079)	(24,836,652)
Net increase (decrease)	8,960,168	(19,836,297)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Equity Growth Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$15.41	$11.22	$11.25	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.08	.02	.02	.01
Net realized and unrealized gain (loss)	1.16	4.12	(.03)	.59	.64
Total from investment operations	1.23	4.20	(.01)	.61	.65
Distributions from net investment income	(.09)	(.01)	(.02)	(.01)	–
Distributions from net realized gain	(2.30)	–	–	–	–
Total distributions	(2.39)	(.01)	(.02)	(.01)	–
Net asset value, end of period	$14.25	$15.41	$11.22	$11.25	$10.65
Total ReturnC,D	9.35%	37.51%	(.11)%	5.70%	6.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.32%	.65%	.74%	.77%G
Expenses net of fee waivers, if any	.01%G	.32%	.65%	.74%	.77%G
Expenses net of all reductions	.01%G	.32%	.65%	.73%	.77%G
Net investment income (loss)	1.03%G	.57%	.15%	.19%	.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$991,137	$933,562	$901,989	$964,918	$986,534
Portfolio turnover rateH	41%G	48%	60%	65%	26%I,J

 A For the period June 6, 2014 (commencement of operations) to November 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Advisor Series Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$331,552,210
Gross unrealized depreciation	(13,647,342)
Net unrealized appreciation (depreciation)	$317,904,868
Tax cost	$672,669,984

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $192,214,999 and $200,140,407, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,236 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,536,000	1.57%	$241

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,350 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,074. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.01%	$1,000.00	$1,093.50	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

AXM1-SANN-0718
1.9860269.103

Fidelity Advisor® Series Growth Opportunities Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Apple, Inc.	5.5
Amazon.com, Inc.	5.2
Microsoft Corp.	4.7
Alphabet, Inc. Class C	4.6
Facebook, Inc. Class A	3.8
Salesforce.com, Inc.	2.3
Alphabet, Inc. Class A	2.2
Wix.com Ltd.	2.1
JUUL Labs, Inc. Series C	2.1
American Tower Corp.	1.9
34.4

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	50.1
Consumer Discretionary	15.9
Health Care	12.0
Consumer Staples	5.1
Financials	4.6

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks	97.1%
Convertible Securities	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.7%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.6%
Tesla, Inc. (a)	35,921	$10,227,786
Hotels, Restaurants & Leisure - 1.2%
Hilton Grand Vacations, Inc. (a)	32,900	1,308,104
Hilton Worldwide Holdings, Inc.	6,800	548,828
U.S. Foods Holding Corp. (a)	165,100	5,890,768
		7,747,700
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	6,900	1,407,876
Roku, Inc. Class A (b)	145,400	5,446,684
		6,854,560
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. (a)	21,200	34,547,944
Groupon, Inc. (a)	402,300	1,935,063
JD.com, Inc. sponsored ADR (a)	42,000	1,477,560
Netflix, Inc. (a)	28,200	9,915,120
The Booking Holdings, Inc. (a)	1,100	2,319,812
Wayfair LLC Class A (a)	44,400	4,100,340
		54,295,839
Media - 2.2%
Charter Communications, Inc. Class A (a)	24,462	6,385,560
Comcast Corp. Class A	156,900	4,892,142
Criteo SA sponsored ADR (a)(b)	65,700	1,586,655
Liberty Latin America Ltd. Class A (a)	2	43
Naspers Ltd. Class N	800	190,165
The Walt Disney Co.	8,500	845,495
Vivendi SA	37,400	940,908
		14,840,968
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	33,000	2,725,470
Specialty Retail - 1.0%
Home Depot, Inc.	11,300	2,108,015
Lowe's Companies, Inc.	27,600	2,622,276
TJX Companies, Inc.	16,100	1,454,152
Ulta Beauty, Inc. (a)	600	148,146
		6,332,589
Textiles, Apparel & Luxury Goods - 0.3%
Carbon Black, Inc.	1,000	23,510
Kering SA	100	57,248
lululemon athletica, Inc. (a)	19,400	2,037,970
Puma AG	8	4,854
		2,123,582

TOTAL CONSUMER DISCRETIONARY		105,148,494

CONSUMER STAPLES - 3.0%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	9,300	2,074,644
Fever-Tree Drinks PLC	8,989	358,964
Monster Beverage Corp. (a)	19,400	992,504
The Coca-Cola Co.	15,200	653,600
		4,079,712
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	5,400	1,070,496
Performance Food Group Co. (a)	185,300	6,624,475
Walmart, Inc.	700	57,778
		7,752,749
Food Products - 0.1%
nLIGHT, Inc. (a)	14,000	520,100
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	26,100	1,455,567
Tobacco - 0.9%
British American Tobacco PLC (United Kingdom)	52,300	2,684,588
Juul Labs, Inc. (c)	709	35,641
Philip Morris International, Inc.	45,900	3,650,886
		6,371,115

TOTAL CONSUMER STAPLES		20,179,243

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
NuVista Energy Ltd. (a)	9,700	69,948
Petronet LNG Ltd.	805,630	2,624,301
Reliance Industries Ltd.	410,526	5,609,345
Teekay LNG Partners LP	44,800	775,040
Whiting Petroleum Corp. (a)	15,900	833,478
		9,912,112
FINANCIALS - 4.5%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	19,600	2,085,832
Capital Markets - 3.5%
BlackRock, Inc. Class A	12,000	6,410,760
Cboe Global Markets, Inc.	53,600	5,229,216
Charles Schwab Corp.	68,100	3,787,722
MSCI, Inc.	2,600	422,682
S&P Global, Inc.	2,100	414,750
TD Ameritrade Holding Corp.	93,700	5,547,040
Virtu Financial, Inc. Class A	32,100	996,705
		22,808,875
Consumer Finance - 0.2%
Synchrony Financial	39,100	1,354,033
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)	33,200	1,255,292
Thrifts & Mortgage Finance - 0.3%
Lendingtree, Inc. (a)(b)	8,600	2,226,540

TOTAL FINANCIALS		29,730,572

HEALTH CARE - 12.0%
Biotechnology - 6.7%
ACADIA Pharmaceuticals, Inc. (a)	17,846	323,013
Acorda Therapeutics, Inc. (a)	12,907	338,809
Agios Pharmaceuticals, Inc. (a)	8,000	748,000
Alexion Pharmaceuticals, Inc. (a)	68,700	7,978,131
Alkermes PLC (a)	17,361	819,439
Alnylam Pharmaceuticals, Inc. (a)	16,677	1,658,861
Amgen, Inc.	13,200	2,370,984
AnaptysBio, Inc. (a)	11,000	855,800
Ascendis Pharma A/S sponsored ADR (a)	7,150	514,943
BioMarin Pharmaceutical, Inc. (a)	7,300	659,482
bluebird bio, Inc. (a)	11,300	2,023,265
Blueprint Medicines Corp. (a)	4,800	403,584
Coherus BioSciences, Inc. (a)(b)	86,900	1,355,640
Epizyme, Inc. (a)	24,100	420,545
FibroGen, Inc. (a)	13,400	722,260
Five Prime Therapeutics, Inc. (a)	25,600	449,536
Insmed, Inc. (a)	80,800	2,251,088
Intercept Pharmaceuticals, Inc. (a)	6,700	470,407
Ionis Pharmaceuticals, Inc. (a)	67,056	3,128,162
Mirati Therapeutics, Inc. (a)	22,100	939,250
Neurocrine Biosciences, Inc. (a)	38,955	3,749,808
Prothena Corp. PLC (a)	32,805	442,539
Regeneron Pharmaceuticals, Inc. (a)	8,392	2,520,285
Rigel Pharmaceuticals, Inc. (a)	181,900	591,175
Sage Therapeutics, Inc. (a)	7,300	1,114,637
Sarepta Therapeutics, Inc. (a)	19,500	1,830,075
Sienna Biopharmaceuticals, Inc.	10,300	154,397
Spark Therapeutics, Inc. (a)	20,900	1,667,611
TESARO, Inc. (a)(b)	33,000	1,510,410
Vertex Pharmaceuticals, Inc. (a)	11,600	1,786,400
Xencor, Inc. (a)	21,500	860,215
		44,658,751
Health Care Equipment & Supplies - 2.0%
Becton, Dickinson & Co.	5,100	1,130,109
Boston Scientific Corp. (a)	247,100	7,509,369
Danaher Corp.	6,200	615,536
Insulet Corp. (a)	22,000	2,063,380
Intuitive Surgical, Inc. (a)	700	321,769
Novocure Ltd. (a)	45,900	1,443,555
		13,083,718
Health Care Providers & Services - 2.7%
Anthem, Inc.	19,000	4,206,980
Cigna Corp.	9,900	1,676,763
CVS Health Corp.	2,600	164,814
G1 Therapeutics, Inc.	10,800	467,748
Humana, Inc.	15,900	4,626,582
OptiNose, Inc.	11,500	265,305
UnitedHealth Group, Inc.	26,500	6,400,015
		17,808,207
Health Care Technology - 0.0%
Cerner Corp. (a)	900	53,712
Pharmaceuticals - 0.6%
Akcea Therapeutics, Inc.	52,800	1,279,872
Nektar Therapeutics (a)	19,400	1,557,238
Theravance Biopharma, Inc. (a)	37,400	910,316
		3,747,426

TOTAL HEALTH CARE		79,351,814

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.0%
The Boeing Co.	200	70,432
Air Freight & Logistics - 0.1%
FedEx Corp.	3,500	871,920
Airlines - 1.4%
Alaska Air Group, Inc.	22,200	1,349,982
Allegiant Travel Co.	2,000	302,700
JetBlue Airways Corp. (a)	13,500	255,015
Ryanair Holdings PLC sponsored ADR (a)	500	57,955
Southwest Airlines Co.	1,100	56,188
Spirit Airlines, Inc. (a)	199,700	7,326,993
		9,348,833
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	7,300	400,259
Tomra Systems ASA	3,100	70,845
		471,104
Construction & Engineering - 0.1%
Fluor Corp.	8,100	394,794
Electrical Equipment - 0.5%
Sunrun, Inc. (a)(b)	250,200	3,027,420
Machinery - 0.1%
Allison Transmission Holdings, Inc.	18,299	755,932
Professional Services - 0.3%
TransUnion Holding Co., Inc.	33,700	2,311,820
Road & Rail - 0.1%
Union Pacific Corp.	4,700	670,972
Trading Companies & Distributors - 0.9%
Bunzl PLC	190,800	5,808,356

TOTAL INDUSTRIALS		23,731,583

INFORMATION TECHNOLOGY - 49.8%
Communications Equipment - 1.1%
Carvana Co. Class A (a)(b)	256,950	7,413,008
Electronic Equipment & Components - 0.1%
TTM Technologies, Inc. (a)	44,900	809,547
Internet Software & Services - 16.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	30,800	6,098,708
Alphabet, Inc.:
Class A (a)	13,300	14,630,000
Class C (a)	27,800	30,162,722
ANGI Homeservices, Inc. Class A (a)(b)	115,800	1,743,948
CarGurus, Inc. Class A	23,600	782,576
DocuSign, Inc.	1,800	89,658
Dropbox, Inc. Class A (a)	3,100	92,969
Facebook, Inc. Class A (a)	131,800	25,276,604
GoDaddy, Inc. (a)	91,200	6,529,008
IAC/InterActiveCorp (a)	16,000	2,482,240
The Trade Desk, Inc. (a)(b)	110,100	9,416,853
Wix.com Ltd. (a)	159,369	13,857,135
		111,162,421
IT Services - 7.7%
Accenture PLC Class A	2,600	404,924
Alliance Data Systems Corp.	34,000	7,167,880
Cognizant Technology Solutions Corp. Class A	70,300	5,297,105
EPAM Systems, Inc. (a)	11,200	1,379,616
FleetCor Technologies, Inc. (a)	5,000	996,750
Global Payments, Inc.	49,700	5,524,652
Luxoft Holding, Inc. (a)	133,599	4,809,564
MasterCard, Inc. Class A	42,500	8,080,100
PayPal Holdings, Inc. (a)	53,400	4,382,538
Visa, Inc. Class A	80,400	10,509,888
Worldpay, Inc. (a)	29,100	2,312,577
		50,865,594
Semiconductors & Semiconductor Equipment - 5.1%
Analog Devices, Inc.	28,400	2,759,912
Broadcom, Inc.	39,900	10,057,593
Marvell Technology Group Ltd.	77,300	1,665,042
Micron Technology, Inc. (a)	78,400	4,515,056
NVIDIA Corp.	35,100	8,851,869
NXP Semiconductors NV (a)	16,100	1,835,400
ON Semiconductor Corp. (a)	63,100	1,585,703
Qualcomm, Inc.	45,100	2,621,212
		33,891,787
Software - 13.5%
Activision Blizzard, Inc.	70,900	5,027,519
Adobe Systems, Inc. (a)	38,400	9,572,352
Autodesk, Inc. (a)	42,300	5,460,930
Citrix Systems, Inc. (a)	34,100	3,601,642
Electronic Arts, Inc. (a)	25,500	3,338,205
Intuit, Inc.	10,000	2,016,000
Microsoft Corp.	315,300	31,164,252
Parametric Technology Corp. (a)	12,600	1,086,624
Red Hat, Inc. (a)	11,700	1,900,314
Salesforce.com, Inc. (a)	117,648	15,215,416
ServiceNow, Inc. (a)	36,100	6,411,721
Take-Two Interactive Software, Inc. (a)	600	67,248
Workday, Inc. Class A (a)	36,500	4,780,040
Zscaler, Inc. (a)	1,300	34,138
		89,676,401
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	195,900	36,607,834

TOTAL INFORMATION TECHNOLOGY		330,426,592

MATERIALS - 2.8%
Chemicals - 2.8%
DowDuPont, Inc.	46,774	2,998,681
LG Chemical Ltd.	8,331	2,610,668
LyondellBasell Industries NV Class A	65,800	7,377,496
The Chemours Co. LLC	108,800	5,330,112
		18,316,957
Containers & Packaging - 0.0%
Ball Corp.	9,200	339,940

TOTAL MATERIALS		18,656,897

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	91,500	12,660,855
Equinix, Inc.	5,000	1,984,250
		14,645,105
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	214,100	11,925,370
TOTAL COMMON STOCKS
(Cost $414,965,549)		643,707,782

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 2.6%
CONSUMER STAPLES - 2.1%
Tobacco - 2.1%
JUUL Labs, Inc. Series C (a)(c)(d)	273,248	13,736,177
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (c)(d)	67,979	637,493
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(d)	3,290	556,010
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	55,696	2,227,840

TOTAL CONVERTIBLE PREFERRED STOCKS		17,157,520

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(d)	273,248	360,687
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC Series C(a)	1,831,800	2,435

TOTAL NONCONVERTIBLE PREFERRED STOCKS		363,122

TOTAL PREFERRED STOCKS
(Cost $3,112,073)		17,520,642

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.76% (e)	2,362,415	2,362,888
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	15,299,949	15,301,479
TOTAL MONEY MARKET FUNDS
(Cost $17,664,367)		17,664,367
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $435,741,989)		678,892,791
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(16,109,443)
NET ASSETS - 100%		$662,783,348

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,518,207 or 2.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Clover Health Series D	6/7/17	$637,493
JUUL Labs, Inc. Series C	5/22/15	$849,801
PAX Labs, Inc. Series A	5/22/15	$202,204
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,745
Fidelity Securities Lending Cash Central Fund	422,940
Total	$445,685

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$105,148,494	$105,148,494	$--	$--
Consumer Staples	34,276,107	16,003,447	4,140,155	14,132,505
Energy	9,912,112	9,912,112	--	--
Financials	30,368,065	29,730,572	--	637,493
Health Care	79,351,814	79,351,814	--	--
Industrials	24,290,028	23,734,018	--	556,010
Information Technology	332,654,432	330,426,592	--	2,227,840
Materials	18,656,897	18,656,897	--	--
Real Estate	14,645,105	14,645,105	--	--
Telecommunication Services	11,925,370	11,925,370	--	--
Money Market Funds	17,664,367	17,664,367	--	--
Total Investments in Securities:	$678,892,791	$657,198,788	$4,140,155	$17,553,848

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$5,875,407
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	8,257,098
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$14,132,505
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$8,257,098
Other Investments in Securities
Beginning Balance	$2,563,513
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	301,820
Cost of Purchases	556,010
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$3,421,343
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2018	$301,820

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Israel	2.1%
Netherlands	1.6%
India	1.6%
United Kingdom	1.4%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,980,136) — See accompanying schedule: Unaffiliated issuers (cost $418,077,622)	$661,228,424
Fidelity Central Funds (cost $17,664,367)	17,664,367
Total Investment in Securities (cost $435,741,989)		$678,892,791
Receivable for investments sold		111,368
Receivable for fund shares sold		93,384
Dividends receivable		418,167
Distributions receivable from Fidelity Central Funds		18,557
Other receivables		20,754
Total assets		679,555,021
Liabilities
Payable for investments purchased	$1,170,138
Payable for fund shares redeemed	278,229
Other payables and accrued expenses	20,508
Collateral on securities loaned	15,302,798
Total liabilities		16,771,673
Net Assets		$662,783,348
Net Assets consist of:
Paid in capital		$388,701,721
Undistributed net investment income		2,101,195
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,830,543
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		243,149,889
Net Assets, for 46,893,630 shares outstanding		$662,783,348
Net Asset Value, offering price and redemption price per share ($662,783,348 ÷ 46,893,630 shares)		$14.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$2,166,604
Income from Fidelity Central Funds (including $422,940 from security lending)		445,685
Total income		2,612,289
Expenses
Custodian fees and expenses	$29,208
Independent trustees' fees and expenses	1,405
Interest	1,119
Miscellaneous	888
Total expenses before reductions	32,620
Expense reductions	(30,658)
Total expenses after reductions		1,962
Net investment income (loss)		2,610,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $18,314)	29,100,171
Fidelity Central Funds	238
Foreign currency transactions	(5,503)
Total net realized gain (loss)		29,094,906
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $32,684)	43,685,162
Assets and liabilities in foreign currencies	(2,188)
Total change in net unrealized appreciation (depreciation)		43,682,974
Net gain (loss)		72,777,880
Net increase (decrease) in net assets resulting from operations		$75,388,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,610,327	$4,329,238
Net realized gain (loss)	29,094,906	54,829,929
Change in net unrealized appreciation (depreciation)	43,682,974	126,039,175
Net increase (decrease) in net assets resulting from operations	75,388,207	185,198,342
Distributions to shareholders from net investment income	(4,578,543)	(2,032,804)
Distributions to shareholders from net realized gain	(53,198,309)	(19,503,931)
Total distributions	(57,776,852)	(21,536,735)
Share transactions
Proceeds from sales of shares	28,473,390	44,288,542
Reinvestment of distributions	57,776,852	21,536,735
Cost of shares redeemed	(59,565,395)	(201,987,626)
Net increase (decrease) in net assets resulting from share transactions	26,684,847	(136,162,349)
Total increase (decrease) in net assets	44,296,202	27,499,258
Net Assets
Beginning of period	618,487,146	590,987,888
End of period	$662,783,348	$618,487,146
Other Information
Undistributed net investment income end of period	$2,101,195	$4,069,411
Shares
Sold	2,118,853	3,681,047
Issued in reinvestment of distributions	4,527,966	2,060,932
Redeemed	(4,388,385)	(16,754,045)
Net increase (decrease)	2,258,434	(11,012,066)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Growth Opportunities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$10.62	$12.23	$11.79	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.09	.05	.05C	.02	–D
Net realized and unrealized gain (loss)	1.54	3.54	(.32)	.60	1.56	.23
Total from investment operations	1.60	3.63	(.27)	.65	1.58	.23
Distributions from net investment income	(.11)	(.04)	(.07)	(.02)	–D	–
Distributions from net realized gain	(1.22)	(.36)	(1.27)	(.20)	(.02)	–
Total distributions	(1.33)	(.39)E	(1.34)	(.21)F	(.02)	–
Net asset value, end of period	$14.13	$13.86	$10.62	$12.23	$11.79	$10.23
Total ReturnG,H	12.53%	35.40%	(2.09)%	5.71%	15.51%	2.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	.01%K	.31%	.62%	.74%	.77%	.85%K
Expenses net of fee waivers, if any	.01%K	.31%	.62%	.74%	.77%	.85%K
Expenses net of all reductions	- %K,L	.30%	.61%	.74%	.77%	.85%K
Net investment income (loss)	.83%K	.71%	.45%	.44%C	.16%	.38%K
Supplemental Data
Net assets, end of period (000 omitted)	$662,783	$618,487	$590,988	$633,109	$974,463	$852,281
Portfolio turnover rateM	44%K	50%	67%	50%	16%	65%N

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.355 per share.

 F Total distributions of $.21 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.197 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$17,553,848	Market approach	Transaction price	$9.38 - $169.00 / $55.26	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 5.8 / 5.7	Increase
			Discount rate	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$254,414,859
Gross unrealized depreciation	(12,036,269)
Net unrealized appreciation (depreciation)	$242,378,590
Tax cost	$436,514,201

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $136,883,439 and $167,238,965, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,839 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,166,000	1.53%	$1,119

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $888 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $35,303 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $30,658 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.01%	$1,000.00	$1,125.30	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Fidelity Advisor® Series Small Cap Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Stamps.com, Inc.	3.5
Conduent, Inc.	3.2
SYNNEX Corp.	2.4
CDW Corp.	2.2
Asgn, Inc.	2.1
Spectrum Brands Holdings, Inc.	2.1
Hilton Grand Vacations, Inc.	2.1
Charles River Laboratories International, Inc.	1.9
Marriott Vacations Worldwide Corp.	1.9
j2 Global, Inc.	1.9
23.3

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	21.0
Industrials	19.1
Health Care	14.3
Financials	13.4
Consumer Discretionary	12.4

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks and Equity Futures	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 16.0%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.5%
Dorman Products, Inc. (a)	116,000	$7,484,320
Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	59,200	6,577,120
Hotels, Restaurants & Leisure - 4.0%
Hilton Grand Vacations, Inc. (a)	248,756	9,890,539
Marriott Vacations Worldwide Corp.	76,700	9,222,408
		19,112,947
Household Durables - 2.1%
NVR, Inc. (a)	700	2,093,378
TopBuild Corp. (a)	96,600	8,109,570
		10,202,948
Leisure Products - 1.7%
Polaris Industries, Inc.	71,300	7,978,470
Media - 0.5%
Criteo SA sponsored ADR (a)	106,700	2,576,805
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	141,800	5,941,420

TOTAL CONSUMER DISCRETIONARY		59,874,030

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.1%
Sundrug Co. Ltd.	57,000	2,593,648
Tsuruha Holdings, Inc.	19,600	2,916,983
		5,510,631
Food Products - 2.1%
Nomad Foods Ltd. (a)	434,700	7,563,780
TreeHouse Foods, Inc. (a)	48,300	2,314,053
		9,877,833
Household Products - 2.1%
Spectrum Brands Holdings, Inc. (b)	124,640	9,932,562

TOTAL CONSUMER STAPLES		25,321,026

ENERGY - 2.7%
Energy Equipment & Services - 0.7%
Hess Midstream Partners LP	157,199	3,294,891
Oil, Gas & Consumable Fuels - 2.0%
Alliance Resource Partners LP	130,400	2,510,200
Noble Midstream Partners LP	102,100	5,265,297
Noble Midstream Partners LP (c)	34,123	1,759,723
		9,535,220

TOTAL ENERGY		12,830,111

FINANCIALS - 13.4%
Banks - 7.9%
Allegiance Bancshares, Inc. (a)	173,897	7,573,214
Bank of the Ozarks, Inc.	116,700	5,547,918
ConnectOne Bancorp, Inc.	248,776	6,530,370
German American Bancorp, Inc.	72,791	2,625,571
Home Bancshares, Inc.	310,200	7,140,804
ServisFirst Bancshares, Inc.	98,000	4,116,980
Signature Bank (a)	36,200	4,615,138
Skandiabanken ASA (d)	1,300	12,630
		38,162,625
Capital Markets - 1.8%
LPL Financial	122,400	8,417,448
Insurance - 1.9%
Enstar Group Ltd. (a)	23,100	4,695,075
Hastings Group Holdings PLC (d)	1,352,096	4,608,556
		9,303,631
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd. (a)	254,100	8,715,630

TOTAL FINANCIALS		64,599,334

HEALTH CARE - 14.3%
Biotechnology - 0.6%
Swedish Orphan Biovitrum AB (a)	152,100	3,094,050
Health Care Equipment & Supplies - 1.9%
Interojo Co. Ltd.	6,543	205,037
LivaNova PLC (a)	92,300	8,680,815
		8,885,852
Health Care Providers & Services - 6.4%
Addus HomeCare Corp. (a)	65,542	3,752,280
AMN Healthcare Services, Inc. (a)	157,631	8,906,152
Amplifon SpA	95,955	1,729,757
HealthSouth Corp.	125,700	8,139,075
LHC Group, Inc. (a)	46,824	3,604,043
Premier, Inc. (a)	143,582	4,683,645
		30,814,952
Life Sciences Tools & Services - 4.0%
Charles River Laboratories International, Inc. (a)	86,100	9,257,472
ICON PLC (a)	57,200	7,377,656
PRA Health Sciences, Inc. (a)	28,500	2,419,650
		19,054,778
Pharmaceuticals - 1.4%
Huons Co. Ltd.	8,126	727,443
Korea United Pharm, Inc.	55,775	1,326,993
Supernus Pharmaceuticals, Inc. (a)	86,000	4,846,100
		6,900,536

TOTAL HEALTH CARE		68,750,168

INDUSTRIALS - 19.1%
Aerospace & Defense - 1.0%
Wesco Aircraft Holdings, Inc. (a)	405,600	4,664,400
Building Products - 3.0%
Apogee Enterprises, Inc.	48,800	2,130,120
Gibraltar Industries, Inc. (a)	97,500	3,865,875
GMS, Inc. (a)	174,000	5,211,300
Patrick Industries, Inc. (a)	56,500	3,423,900
		14,631,195
Commercial Services & Supplies - 0.4%
Coor Service Management Holding AB	263,300	1,880,906
Construction & Engineering - 1.1%
Argan, Inc.	56,230	2,176,101
EMCOR Group, Inc.	41,700	3,166,281
		5,342,382
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	115,200	5,770,368
Industrial Conglomerates - 0.5%
ITT, Inc.	44,601	2,302,304
Machinery - 5.3%
AGCO Corp.	49,900	3,173,640
Crane Co.	61,200	5,086,332
Gardner Denver Holdings, Inc.	157,600	5,180,312
Hy-Lok Corp.	83,553	2,324,354
Oshkosh Corp.	77,900	5,667,225
SPX Flow, Inc. (a)	96,600	4,208,862
		25,640,725
Professional Services - 3.5%
Asgn, Inc. (a)	131,300	10,110,100
ICF International, Inc.	93,276	6,589,949
		16,700,049
Trading Companies & Distributors - 3.1%
MSC Industrial Direct Co., Inc. Class A	77,800	7,144,374
Univar, Inc. (a)	284,200	7,750,134
		14,894,508

TOTAL INDUSTRIALS		91,826,837

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 0.5%
Finisar Corp. (a)	154,700	2,507,687
Electronic Equipment & Components - 5.8%
CDW Corp.	133,700	10,702,685
ePlus, Inc. (a)	65,613	5,967,502
SYNNEX Corp.	107,413	11,473,857
		28,144,044
Internet Software & Services - 6.5%
Care.com, Inc. (a)	42,298	877,261
j2 Global, Inc.	107,800	9,102,632
LogMeIn, Inc.	38,400	4,143,360
Stamps.com, Inc. (a)	67,600	16,954,080
		31,077,333
IT Services - 7.3%
Booz Allen Hamilton Holding Corp. Class A	163,600	7,376,724
Conduent, Inc. (a)	791,800	15,242,150
Genpact Ltd.	214,000	6,426,420
Syntel, Inc. (a)	196,000	6,174,000
		35,219,294
Semiconductors & Semiconductor Equipment - 0.3%
Versum Materials, Inc.	34,900	1,394,953
Software - 0.6%
Zensar Technologies Ltd.	154,741	2,992,470

TOTAL INFORMATION TECHNOLOGY		101,335,781

MATERIALS - 2.7%
Chemicals - 1.5%
Ferro Corp. (a)	94,400	1,931,424
Platform Specialty Products Corp. (a)	425,100	5,126,706
		7,058,130
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	71,600	3,457,564
Paper & Forest Products - 0.5%
Neenah, Inc.	30,600	2,483,190

TOTAL MATERIALS		12,998,884

REAL ESTATE - 2.5%
Real Estate Management & Development - 2.5%
CBRE Group, Inc. (a)	173,400	8,009,346
Daito Trust Construction Co. Ltd.	25,800	4,214,423
		12,223,769
UTILITIES - 1.6%
Gas Utilities - 1.1%
Amerigas Partners LP	43,600	1,803,732
Star Gas Partners LP	368,578	3,438,833
		5,242,565
Multi-Utilities - 0.5%
Telecom Plus PLC	178,300	2,455,559

TOTAL UTILITIES		7,698,124

TOTAL COMMON STOCKS
(Cost $372,694,236)		457,458,064
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.71% to 1.89% 6/14/18 to 8/30/18 (e)
(Cost $917,908)	920,000	917,933
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.76% (f)	23,175,713	$23,180,348
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	8,873,458	8,874,345
TOTAL MONEY MARKET FUNDS
(Cost $32,054,728)		32,054,693
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $405,666,872)		490,430,690
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(9,122,066)
NET ASSETS - 100%		$481,308,624

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	252	June 2018	$20,590,920	$992,823	$992,823

The notional amount of futures purchased as a percentage of Net Assets is 4.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $27,067,785.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,759,723 or 0.4% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,621,186 or 1.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $708,876.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,380,275

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$213,890
Fidelity Securities Lending Cash Central Fund	45,408
Total	$259,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$59,874,030	$59,874,030	$--	$--
Consumer Staples	25,321,026	25,321,026	--	--
Energy	12,830,111	12,830,111	--	--
Financials	64,599,334	64,599,334	--	--
Health Care	68,750,168	68,750,168	--	--
Industrials	91,826,837	91,826,837	--	--
Information Technology	101,335,781	101,335,781	--	--
Materials	12,998,884	12,998,884	--	--
Real Estate	12,223,769	12,223,769	--	--
Utilities	7,698,124	7,698,124	--	--
U.S. Government and Government Agency Obligations	917,933	--	917,933	--
Money Market Funds	32,054,693	32,054,693	--	--
Total Investments in Securities:	$490,430,690	$489,512,757	$917,933	$--
Derivative Instruments:
Assets
Futures Contracts	$992,823	$992,823	$--	$--
Total Assets	$992,823	$992,823	$--	$--
Total Derivative Instruments:	$992,823	$992,823	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$9,403,380

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$992,823	$0
Total Value of Derivatives	$992,823	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.0%
Bermuda	4.1%
United Kingdom	3.2%
Japan	2.0%
British Virgin Islands	1.6%
Ireland	1.6%
Sweden	1.0%
Korea (South)	1.0%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,295,729) — See accompanying schedule: Unaffiliated issuers (cost $373,612,144)	$458,375,997
Fidelity Central Funds (cost $32,054,728)	32,054,693
Total Investment in Securities (cost $405,666,872)		$490,430,690
Foreign currency held at value (cost $152,780)		152,780
Receivable for investments sold		3,578,073
Receivable for fund shares sold		68,497
Dividends receivable		421,397
Distributions receivable from Fidelity Central Funds		45,218
Other receivables		19,362
Total assets		494,716,017
Liabilities
Payable for investments purchased	$4,028,969
Payable for fund shares redeemed	212,087
Payable for daily variation margin on futures contracts	208,139
Other payables and accrued expenses	83,673
Collateral on securities loaned	8,874,525
Total liabilities		13,407,393
Net Assets		$481,308,624
Net Assets consist of:
Paid in capital		$382,843,631
Undistributed net investment income		1,366,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,415,434
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,682,687
Net Assets, for 39,519,900 shares outstanding		$481,308,624
Net Asset Value, offering price and redemption price per share ($481,308,624 ÷ 39,519,900 shares)		$12.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$2,050,961
Interest		10,208
Income from Fidelity Central Funds		259,298
Total income		2,320,467
Expenses
Custodian fees and expenses	$10,529
Independent trustees' fees and expenses	1,056
Miscellaneous	668
Total expenses		12,253
Net investment income (loss)		2,308,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,306,941
Fidelity Central Funds	228
Foreign currency transactions	460
Futures contracts	(1,082,475)
Total net realized gain (loss)		11,225,154
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $73,514)	(2,817,420)
Fidelity Central Funds	(35)
Assets and liabilities in foreign currencies	(2,043)
Futures contracts	434,981
Total change in net unrealized appreciation (depreciation)		(2,384,517)
Net gain (loss)		8,840,637
Net increase (decrease) in net assets resulting from operations		$11,148,851

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,308,214	$3,287,292
Net realized gain (loss)	11,225,154	43,804,772
Change in net unrealized appreciation (depreciation)	(2,384,517)	26,559,479
Net increase (decrease) in net assets resulting from operations	11,148,851	73,651,543
Distributions to shareholders from net investment income	(2,420,650)	(3,874,433)
Distributions to shareholders from net realized gain	(27,984,184)	–
Total distributions	(30,404,834)	(3,874,433)
Share transactions
Proceeds from sales of shares	32,019,946	39,758,702
Reinvestment of distributions	30,404,834	3,874,433
Cost of shares redeemed	(24,955,541)	(101,683,132)
Net increase (decrease) in net assets resulting from share transactions	37,469,239	(58,049,997)
Total increase (decrease) in net assets	18,213,256	11,727,113
Net Assets
Beginning of period	463,095,368	451,368,255
End of period	$481,308,624	$463,095,368
Other Information
Undistributed net investment income end of period	$1,366,872	$1,479,308
Shares
Sold	2,620,424	3,439,672
Issued in reinvestment of distributions	2,567,976	347,795
Redeemed	(2,062,955)	(8,693,635)
Net increase (decrease)	3,125,445	(4,906,168)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Series Small Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.72	$10.93	$11.26	$11.19	$10.39	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.08	.09C	.03D	.02	–E,F
Net realized and unrealized gain (loss)	.23	1.81	.10	.38	.82	.39
Total from investment operations	.29	1.89	.19	.41	.84	.39
Distributions from net investment income	(.07)	(.10)	(.03)	(.02)	(.01)	–
Distributions from net realized gain	(.76)	–	(.50)	(.32)	(.03)	–
Total distributions	(.83)	(.10)	(.52)G	(.34)	(.04)	–
Net asset value, end of period	$12.18	$12.72	$10.93	$11.26	$11.19	$10.39
Total ReturnH,I	2.46%	17.37%	1.96%	3.81%	8.12%	3.90%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.01%L	.41%	.97%	1.04%	.94%	1.07%L
Expenses net of fee waivers, if any	.01%L	.41%	.97%	1.03%	.94%	.95%L
Expenses net of all reductions	.01%L	.40%	.97%	1.02%	.94%	.95%L
Net investment income (loss)	.98%L	.72%	.85%C	.30%D	.16%	(.25)%E,L
Supplemental Data
Net assets, end of period (000 omitted)	$481,309	$463,095	$451,368	$483,566	$517,827	$485,539
Portfolio turnover rateM	70%L	88%	90%	35%	58%	4%N

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36%).

 F Amount represents less than $.005 per share.

 G Total distributions of $.52 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.496 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$97,688,604
Gross unrealized depreciation	(11,869,122)
Net unrealized appreciation (depreciation)	$85,819,482
Tax cost	$405,604,031

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $162,389,572 and $154,234,732, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,395 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $668 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $45,408. During the period, there were no securities loaned to FCM.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.01%	$1,000.00	$1,024.60	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

AXS5-SANN-0718
1.967944.104

Fidelity Advisor® Small Cap Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Stamps.com, Inc.	3.5
Conduent, Inc.	3.5
SYNNEX Corp.	2.6
CDW Corp.	2.4
Hilton Grand Vacations, Inc.	2.2
Asgn, Inc.	2.1
Marriott Vacations Worldwide Corp.	2.1
Spectrum Brands Holdings, Inc.	2.1
LivaNova PLC	2.0
Charles River Laboratories International, Inc.	1.9
24.4

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	22.3
Industrials	19.6
Health Care	14.7
Financials	14.3
Consumer Discretionary	13.4

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks and Equity Futures	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 17.2%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.7%
Dorman Products, Inc. (a)	650,000	$41,938
Diversified Consumer Services - 1.5%
Grand Canyon Education, Inc. (a)	330,000	36,663
Hotels, Restaurants & Leisure - 4.3%
Hilton Grand Vacations, Inc. (a)	1,380,413	54,885
Marriott Vacations Worldwide Corp.	430,000	51,703
		106,588
Household Durables - 2.2%
NVR, Inc. (a)	4,000	11,962
TopBuild Corp. (a)	500,000	41,975
		53,937
Leisure Products - 1.8%
Polaris Industries, Inc.	400,000	44,760
Media - 0.5%
Criteo SA sponsored ADR (a)	550,000	13,283
Textiles, Apparel & Luxury Goods - 1.4%
G-III Apparel Group Ltd. (a)	800,000	33,520

TOTAL CONSUMER DISCRETIONARY		330,689

CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 1.2%
Sundrug Co. Ltd.	320,000	14,561
Tsuruha Holdings, Inc.	110,000	16,371
		30,932
Food Products - 2.2%
Nomad Foods Ltd. (a)	2,400,000	41,760
TreeHouse Foods, Inc. (a)	250,000	11,978
		53,738
Household Products - 2.1%
Spectrum Brands Holdings, Inc. (b)	643,500	51,281

TOTAL CONSUMER STAPLES		135,951

ENERGY - 2.5%
Energy Equipment & Services - 0.7%
Hess Midstream Partners LP	820,848	17,205
Oil, Gas & Consumable Fuels - 1.8%
Alliance Resource Partners LP	700,000	13,475
Noble Midstream Partners LP	575,833	29,696
		43,171

TOTAL ENERGY		60,376

FINANCIALS - 14.3%
Banks - 8.5%
Allegiance Bancshares, Inc. (a)(c)	965,584	42,051
Bank of the Ozarks, Inc.	610,000	28,999
ConnectOne Bancorp, Inc.	1,400,000	36,750
German American Bancorp, Inc.	379,406	13,685
Home Bancshares, Inc.	1,750,000	40,285
ServisFirst Bancshares, Inc.	550,000	23,106
Signature Bank (a)	200,000	25,498
Skandiabanken ASA (d)	6,678	65
		210,439
Capital Markets - 1.8%
LPL Financial	650,000	44,701
Insurance - 2.1%
Enstar Group Ltd. (a)	130,000	26,423
Hastings Group Holdings PLC (d)	7,542,733	25,709
		52,132
Thrifts & Mortgage Finance - 1.9%
Essent Group Ltd. (a)	1,318,423	45,222

TOTAL FINANCIALS		352,494

HEALTH CARE - 14.7%
Biotechnology - 0.7%
Swedish Orphan Biovitrum AB (a)	800,000	16,274
Health Care Equipment & Supplies - 2.0%
Interojo Co. Ltd.	34,635	1,085
LivaNova PLC (a)	529,000	49,752
		50,837
Health Care Providers & Services - 6.5%
Addus HomeCare Corp. (a)	340,585	19,498
AMN Healthcare Services, Inc. (a)	815,282	46,063
Amplifon SpA	508,591	9,168
HealthSouth Corp.	650,000	42,088
LHC Group, Inc. (a)	245,577	18,902
Premier, Inc. (a)	750,300	24,475
		160,194
Life Sciences Tools & Services - 4.0%
Charles River Laboratories International, Inc. (a)	450,000	48,384
ICON PLC (a)	300,000	38,694
PRA Health Sciences, Inc. (a)	150,000	12,735
		99,813
Pharmaceuticals - 1.5%
Huons Co. Ltd.	43,047	3,854
Korea United Pharm, Inc.	287,656	6,844
Supernus Pharmaceuticals, Inc. (a)	450,000	25,358
		36,056

TOTAL HEALTH CARE		363,174

INDUSTRIALS - 19.6%
Aerospace & Defense - 1.0%
Wesco Aircraft Holdings, Inc. (a)	2,103,100	24,186
Building Products - 3.1%
Apogee Enterprises, Inc.	250,000	10,913
Gibraltar Industries, Inc. (a)	500,000	19,825
GMS, Inc. (a)	950,000	28,453
Patrick Industries, Inc. (a)	300,000	18,180
		77,371
Commercial Services & Supplies - 0.4%
Coor Service Management Holding AB	1,535,502	10,969
Construction & Engineering - 1.2%
Argan, Inc.	291,109	11,266
EMCOR Group, Inc.	241,600	18,345
		29,611
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	600,000	30,054
Industrial Conglomerates - 0.5%
ITT, Inc.	230,577	11,902
Machinery - 5.4%
AGCO Corp.	260,000	16,536
Crane Co.	320,100	26,604
Gardner Denver Holdings, Inc.	821,600	27,006
Hy-Lok Corp.	468,708	13,039
Oshkosh Corp.	400,000	29,100
SPX Flow, Inc. (a)	500,000	21,785
		134,070
Professional Services - 3.5%
Asgn, Inc. (a)	680,000	52,360
ICF International, Inc.	484,379	34,221
		86,581
Trading Companies & Distributors - 3.3%
MSC Industrial Direct Co., Inc. Class A	400,000	36,732
Univar, Inc. (a)	1,600,000	43,632
		80,364

TOTAL INDUSTRIALS		485,108

INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 0.5%
Finisar Corp. (a)	800,000	12,968
Electronic Equipment & Components - 6.4%
CDW Corp.	750,000	60,038
ePlus, Inc. (a)	369,489	33,605
SYNNEX Corp.	600,000	64,092
		157,735
Internet Software & Services - 6.5%
Care.com, Inc. (a)	213,317	4,424
j2 Global, Inc.	565,700	47,768
LogMeIn, Inc.	200,000	21,580
Stamps.com, Inc. (a)	350,309	87,850
		161,622
IT Services - 7.9%
Booz Allen Hamilton Holding Corp. Class A	850,000	38,327
Conduent, Inc. (a)	4,450,000	85,663
Genpact Ltd.	1,200,000	36,036
Syntel, Inc. (a)	1,100,000	34,650
		194,676
Semiconductors & Semiconductor Equipment - 0.3%
Versum Materials, Inc.	181,600	7,259
Software - 0.7%
Zensar Technologies Ltd.	868,049	16,787

TOTAL INFORMATION TECHNOLOGY		551,047

MATERIALS - 2.7%
Chemicals - 1.5%
Ferro Corp. (a)	500,000	10,230
Platform Specialty Products Corp. (a)	2,200,000	26,532
		36,762
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	370,000	17,867
Paper & Forest Products - 0.5%
Neenah, Inc.	161,400	13,098

TOTAL MATERIALS		67,727

REAL ESTATE - 2.6%
Real Estate Management & Development - 2.6%
CBRE Group, Inc. (a)	900,000	41,571
Daito Trust Construction Co. Ltd.	145,000	23,686
		65,257
UTILITIES - 1.7%
Gas Utilities - 1.1%
Amerigas Partners LP	230,000	9,515
Star Gas Partners LP	1,950,000	18,194
		27,709
Multi-Utilities - 0.6%
Telecom Plus PLC	1,000,000	13,772

TOTAL UTILITIES		41,481

TOTAL COMMON STOCKS
(Cost $1,946,432)		2,453,304
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.8% 6/14/18 to 7/26/18 (e)
(Cost $2,565)	2,570	2,565
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.76% (f)	18,931,825	$18,936
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	31,223,012	31,226
TOTAL MONEY MARKET FUNDS
(Cost $50,162)		50,162
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,999,159)		2,506,031
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(35,060)
NET ASSETS - 100%		$2,470,971

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	82	June 2018	$6,700	$137	$137

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $55,940,683.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,774,000 or 1.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $709,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$483
Fidelity Securities Lending Cash Central Fund	370
Total	$853

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Allegiance Bancshares, Inc.	$40,010	$--	$1,649	$--	$127	$3,563	$42,051
Hess Midstream Partners LP	30,037	--	12,403	--	(2,721)	3,021	--
Total	$70,047	$--	$14,052	$--	$(2,594)	$6,584	$42,051

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$330,689	$330,689	$--	$--
Consumer Staples	135,951	135,951	--	--
Energy	60,376	60,376	--	--
Financials	352,494	352,494	--	--
Health Care	363,174	363,174	--	--
Industrials	485,108	485,108	--	--
Information Technology	551,047	551,047	--	--
Materials	67,727	67,727	--	--
Real Estate	65,257	65,257	--	--
Utilities	41,481	41,481	--	--
U.S. Government and Government Agency Obligations	2,565	--	2,565	--
Money Market Funds	50,162	50,162	--	--
Total Investments in Securities:	$2,506,031	$2,503,466	$2,565	$--
Derivative Instruments:
Assets
Futures Contracts	$137	$137	$--	$--
Total Assets	$137	$137	$--	$--
Total Derivative Instruments:	$137	$137	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$56,502

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$137	$0
Total Equity Risk	137	0
Total Value of Derivatives	$137	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
Bermuda	4.5%
United Kingdom	3.6%
Japan	2.1%
British Virgin Islands	1.7%
Ireland	1.6%
Sweden	1.1%
Korea (South)	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,182) — See accompanying schedule: Unaffiliated issuers (cost $1,917,213)	$2,413,818
Fidelity Central Funds (cost $50,162)	50,162
Other affiliated issuers (cost $31,784)	42,051
Total Investment in Securities (cost $1,999,159)		$2,506,031
Foreign currency held at value (cost $852)		852
Receivable for investments sold		21,039
Receivable for fund shares sold		2,105
Dividends receivable		2,310
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		1
Other receivables		109
Total assets		2,532,532
Liabilities
Payable for investments purchased	$20,722
Payable for fund shares redeemed	7,371
Accrued management fee	968
Distribution and service plan fees payable	631
Payable for daily variation margin on futures contracts	150
Other affiliated payables	460
Other payables and accrued expenses	47
Collateral on securities loaned	31,212
Total liabilities		61,561
Net Assets		$2,470,971
Net Assets consist of:
Paid in capital		$1,880,112
Distributions in excess of net investment income		(6,351)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		90,203
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		507,007
Net Assets		$2,470,971
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($741,139 ÷ 28,252.6 shares)		$26.23
Maximum offering price per share (100/94.25 of $26.23)		$27.83
Class M:
Net Asset Value and redemption price per share ($677,006 ÷ 27,921.0 shares)		$24.25
Maximum offering price per share (100/96.50 of $24.25)		$25.13
Class C:
Net Asset Value and offering price per share ($234,894 ÷ 11,910.4 shares)(a)		$19.72
Class I:
Net Asset Value, offering price and redemption price per share ($734,579 ÷ 25,504.9 shares)		$28.80
Class Z:
Net Asset Value, offering price and redemption price per share ($83,353 ÷ 2,894.5 shares)		$28.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$11,287
Interest		31
Income from Fidelity Central Funds		853
Total income		12,171
Expenses
Management fee
Basic fee	$8,753
Performance adjustment	(2,736)
Transfer agent fees	2,441
Distribution and service plan fees	3,959
Accounting and security lending fees	384
Custodian fees and expenses	34
Independent trustees' fees and expenses	6
Registration fees	54
Audit	30
Legal	3
Interest	6
Miscellaneous	11
Total expenses before reductions	12,945
Expense reductions	(149)
Total expenses after reductions		12,796
Net investment income (loss)		(625)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	96,877
Fidelity Central Funds	(1)
Other affiliated issuers	(2,594)
Foreign currency transactions	(4)
Futures contracts	(6,102)
Total net realized gain (loss)		88,176
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(48,704)
Other affiliated issuers	6,584
Assets and liabilities in foreign currencies	(12)
Futures contracts	(3,321)
Total change in net unrealized appreciation (depreciation)		(45,453)
Net gain (loss)		42,723
Net increase (decrease) in net assets resulting from operations		$42,098

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(625)	$886
Net realized gain (loss)	88,176	381,285
Change in net unrealized appreciation (depreciation)	(45,453)	19,433
Net increase (decrease) in net assets resulting from operations	42,098	401,604
Distributions to shareholders from net investment income	–	(7,493)
Distributions to shareholders from net realized gain	(325,472)	(31,569)
Total distributions	(325,472)	(39,062)
Share transactions - net increase (decrease)	126,909	(393,358)
Total increase (decrease) in net assets	(156,465)	(30,816)
Net Assets
Beginning of period	2,627,436	2,658,252
End of period	$2,470,971	$2,627,436
Other Information
Distributions in excess of net investment income end of period	$(6,351)	$(5,726)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Small Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$29.35	$25.52	$27.56	$29.85	$30.96	$22.45
Income from Investment Operations
Net investment income (loss)A	–B	.03	.12C	.02D	.04	.12E
Net realized and unrealized gain (loss)	.45	4.18	.05	1.10	2.36	8.45
Total from investment operations	.45	4.21	.17	1.12	2.40	8.57
Distributions from net investment income	–	(.08)	–	–	(.01)	(.05)
Distributions from net realized gain	(3.57)	(.30)	(2.21)	(3.41)	(3.50)	(.01)
Total distributions	(3.57)	(.38)	(2.21)	(3.41)	(3.51)	(.06)
Net asset value, end of period	$26.23	$29.35	$25.52	$27.56	$29.85	$30.96
Total ReturnF,G,H	1.68%	16.68%	1.31%	4.17%	9.06%	38.30%
Ratios to Average Net AssetsI,J
Expenses before reductions	.97%K	1.05%	1.32%	1.26%	.98%	1.01%
Expenses net of fee waivers, if any	.97%K	1.05%	1.32%	1.26%	.98%	1.01%
Expenses net of all reductions	.96%K	1.04%	1.31%	1.25%	.97%	1.00%
Net investment income (loss)	- %K,L	.10%	.52%C	.07%D	.14%	.46%E
Supplemental Data
Net assets, end of period (in millions)	$741	$805	$932	$1,047	$1,097	$1,263
Portfolio turnover rateM	68%K	84%	81%	33%	39%	34%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$27.43	$23.88	$25.99	$28.40	$29.69	$21.52
Income from Investment Operations
Net investment income (loss)A	(.03)	(.03)	.07B	(.04)C	(.02)	.06D
Net realized and unrealized gain (loss)	.42	3.91	.03	1.04	2.23	8.13
Total from investment operations	.39	3.88	.10	1.00	2.21	8.19
Distributions from net investment income	–	(.03)	–	–	–	(.01)
Distributions from net realized gain	(3.57)	(.30)	(2.21)	(3.41)	(3.50)	(.01)
Total distributions	(3.57)	(.33)	(2.21)	(3.41)	(3.50)	(.02)
Net asset value, end of period	$24.25	$27.43	$23.88	$25.99	$28.40	$29.69
Total ReturnE,F,G	1.57%	16.41%	1.10%	3.93%	8.79%	38.11%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.20%J	1.28%	1.54%	1.49%	1.20%	1.22%
Expenses net of fee waivers, if any	1.20%J	1.28%	1.54%	1.49%	1.20%	1.22%
Expenses net of all reductions	1.19%J	1.27%	1.54%	1.49%	1.20%	1.21%
Net investment income (loss)	(.23)%J	(.13)%	.29%B	(.16)%C	(.08)%	.25%D
Supplemental Data
Net assets, end of period (in millions)	$677	$734	$756	$888	$958	$1,113
Portfolio turnover rateK	68%J	84%	81%	33%	39%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.02	$20.17	$22.44	$25.10	$26.77	$19.50
Income from Investment Operations
Net investment income (loss)A	(.08)	(.14)	(.05)B	(.16)C	(.15)	(.07)D
Net realized and unrealized gain (loss)	.35	3.29	(.01)	.91	1.98	7.34
Total from investment operations	.27	3.15	(.06)	.75	1.83	7.27
Distributions from net realized gain	(3.57)	(.30)	(2.21)	(3.41)	(3.50)	–
Total distributions	(3.57)	(.30)	(2.21)	(3.41)	(3.50)	–
Net asset value, end of period	$19.72	$23.02	$20.17	$22.44	$25.10	$26.77
Total ReturnE,F,G	1.32%	15.80%	.50%	3.38%	8.26%	37.28%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.73%J	1.81%	2.08%	2.02%	1.73%	1.76%
Expenses net of fee waivers, if any	1.73%J	1.81%	2.08%	2.02%	1.73%	1.76%
Expenses net of all reductions	1.72%J	1.80%	2.07%	2.01%	1.73%	1.75%
Net investment income (loss)	(.76)%J	(.66)%	(.24)%B	(.69)%C	(.62)%	(.29)%D
Supplemental Data
Net assets, end of period (in millions)	$235	$273	$274	$318	$317	$334
Portfolio turnover rateK	68%J	84%	81%	33%	39%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$31.84	$27.65	$29.59	$31.80	$32.73	$23.73
Income from Investment Operations
Net investment income (loss)A	.04	.11	.20B	.10C	.13	.21D
Net realized and unrealized gain (loss)	.49	4.54	.07	1.18	2.50	8.94
Total from investment operations	.53	4.65	.27	1.28	2.63	9.15
Distributions from net investment income	–	(.15)	–	(.08)	(.06)	(.13)
Distributions from net realized gain	(3.57)	(.30)	(2.21)	(3.41)	(3.50)	(.01)
Total distributions	(3.57)	(.46)E	(2.21)	(3.49)	(3.56)	(.15)F
Net asset value, end of period	$28.80	$31.84	$27.65	$29.59	$31.80	$32.73
Total ReturnG,H	1.82%	17.01%	1.58%	4.46%	9.33%	38.79%
Ratios to Average Net AssetsI,J
Expenses before reductions	.71%K	.78%	1.05%	.99%	.70%	.71%
Expenses net of fee waivers, if any	.71%K	.78%	1.04%	.99%	.70%	.71%
Expenses net of all reductions	.70%K	.77%	1.04%	.99%	.70%	.70%
Net investment income (loss)	.26%K	.37%	.79%B	.34%C	.41%	.76%D
Supplemental Data
Net assets, end of period (in millions)	$735	$758	$652	$704	$627	$718
Portfolio turnover rateL	68%K	84%	81%	33%	39%	34%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

 E Total distributions of $.46 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.304 per share.

 F Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Small Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$31.81	$27.63	$29.53	$31.76	$32.74	$29.79
Income from Investment Operations
Net investment income (loss)B	.06	.15	.24C	.14D	.17	.02E
Net realized and unrealized gain (loss)	.50	4.53	.07	1.17	2.51	2.93
Total from investment operations	.56	4.68	.31	1.31	2.68	2.95
Distributions from net investment income	–	(.20)	–	(.14)	(.16)	–
Distributions from net realized gain	(3.57)	(.30)	(2.21)	(3.41)	(3.50)	–
Total distributions	(3.57)	(.50)	(2.21)	(3.54)F	(3.66)	–
Net asset value, end of period	$28.80	$31.81	$27.63	$29.53	$31.76	$32.74
Total ReturnG,H	1.92%	17.17%	1.73%	4.59%	9.52%	9.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.56%K	.63%	.89%	.84%	.55%	.56%K
Expenses net of fee waivers, if any	.56%K	.63%	.89%	.84%	.55%	.56%K
Expenses net of all reductions	.55%K	.62%	.89%	.84%	.54%	.55%K
Net investment income (loss)	.41%K	.51%	.94%C	.48%D	.57%	.26%E,K
Supplemental Data
Net assets, end of period (in millions)	$83	$57	$44	$41	$20	$5
Portfolio turnover rateL	68%K	84%	81%	33%	39%	34%

 A For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 F Total distributions of $3.54 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $3.406 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$567,991
Gross unrealized depreciation	(60,583)
Net unrealized appreciation (depreciation)	$507,408
Tax cost	$1,998,760

The Fund elected to defer to its next fiscal year approximately $2,696 of ordinary losses recognized during the period January 1, 2017 to November 30, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $833,277 and $961,052, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .47% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$956	$13
Class M	.25%	.25%	1,755	12
Class C	.75%	.25%	1,248	75
			$3,959	$100

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$56
Class M	9
Class C(a)	3
$68

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$777.20
Class M	655.19
Class C	270.22
Class I	721.19
Class Z	18.05
	$2,441

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$15,835	1.61%	$6

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $370, including $37 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $136 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$–	$2,808
Class M	–	819
Class I	–	3,550
Class Z	–	316
Total	$–	$7,493
From net realized gain
Class A	$97,007	$10,566
Class M	94,774	9,377
Class C	42,142	4,017
Class I	84,511	7,137
Class Z	7,038	472
Total	$325,472	$31,569

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	1,487	3,169	$39,239	$85,030
Reinvestment of distributions	3,654	494	94,669	12,957
Shares redeemed	(4,310)	(12,763)	(113,411)	(342,606)
Net increase (decrease)	831	(9,100)	$20,497	$(244,619)
Class M
Shares sold	1,627	3,520	$39,748	$88,385
Reinvestment of distributions	3,900	405	93,479	9,963
Shares redeemed	(4,361)	(8,820)	(106,274)	(222,262)
Net increase (decrease)	1,166	(4,895)	$26,953	$(123,914)
Class C
Shares sold	636	1,392	$12,739	$29,232
Reinvestment of distributions	2,060	181	40,250	3,752
Shares redeemed	(2,663)	(3,288)	(53,047)	(69,702)
Net increase (decrease)	33	(1,715)	$(58)	$(36,718)
Class I
Shares sold	3,213	9,426	$92,987	$274,662
Reinvestment of distributions	2,708	331	76,927	9,396
Shares redeemed	(4,236)	(9,521)	(122,549)	(278,258)
Net increase (decrease)	1,685	236	$47,365	$5,800
Class Z
Shares sold	1,283	1,353	$37,262	$40,314
Reinvestment of distributions	228	28	6,486	785
Shares redeemed	(405)	(1,193)	(11,596)	(35,006)
Net increase (decrease)	1,106	188	$32,152	$6,093

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.97%
Actual		$1,000.00	$1,016.80	$4.88
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class M	1.20%
Actual		$1,000.00	$1,015.70	$6.03
Hypothetical-C		$1,000.00	$1,018.95	$6.04
Class C	1.73%
Actual		$1,000.00	$1,013.20	$8.68
Hypothetical-C		$1,000.00	$1,016.31	$8.70
Class I	.71%
Actual		$1,000.00	$1,018.20	$3.57
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class Z	.56%
Actual		$1,000.00	$1,019.20	$2.82
Hypothetical-C		$1,000.00	$1,022.14	$2.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCF-SANN-0718
1.721218.119

Fidelity Advisor® Stock Selector Mid Cap Fund Class A, Class M, Class C, Class I and Class Z Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Capital One Financial Corp.	2.5
Huntington Bancshares, Inc.	2.4
AECOM	1.7
OneMain Holdings, Inc.	1.7
Orbital ATK, Inc.	1.7
HollyFrontier Corp.	1.6
Allison Transmission Holdings, Inc.	1.4
Steel Dynamics, Inc.	1.4
First Horizon National Corp.	1.3
Great Plains Energy, Inc.	1.1
16.8

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	16.0
Information Technology	15.6
Industrials	13.4
Consumer Discretionary	13.2
Real Estate	9.7

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks and Equity Futures	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 9.6%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.0%
Gentex Corp.	881,000	$21,170
Diversified Consumer Services - 2.3%
Graham Holdings Co.	14,900	8,655
Grand Canyon Education, Inc. (a)	89,800	9,977
H&R Block, Inc.	274,800	7,543
ServiceMaster Global Holdings, Inc. (a)	393,856	22,505
		48,680
Hotels, Restaurants & Leisure - 0.8%
Papa John's International, Inc. (b)	212,800	10,927
U.S. Foods Holding Corp. (a)	156,800	5,595
		16,522
Household Durables - 0.4%
iRobot Corp. (a)(b)	138,400	8,638
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	236,900	4,816
Leisure Products - 0.5%
Brunswick Corp.	169,700	10,793
Media - 4.0%
AMC Networks, Inc. Class A (a)	105,000	6,003
Cinemark Holdings, Inc.	390,200	13,177
Discovery Communications, Inc. Class A (a)(b)	424,400	8,951
Entercom Communications Corp. Class A (b)	607,200	4,159
GCI Liberty, Inc. (a)	154,490	6,458
Interpublic Group of Companies, Inc.	388,600	8,782
Liberty Broadband Corp. Class A (a)	213,200	14,559
Liberty Media Corp. Liberty Media Class A (a)	255,000	7,719
Omnicom Group, Inc.	133,300	9,608
The Madison Square Garden Co. (a)	24,800	6,499
		85,915
Multiline Retail - 0.7%
Dollar General Corp.	111,000	9,710
Dollar Tree, Inc. (a)	77,300	6,384
		16,094
Specialty Retail - 2.5%
AutoZone, Inc. (a)	16,500	10,714
Foot Locker, Inc.	118,200	6,379
L Brands, Inc.	75,000	2,543
O'Reilly Automotive, Inc. (a)	45,400	12,231
Ross Stores, Inc.	83,200	6,563
Sally Beauty Holdings, Inc. (a)	422,400	6,395
Williams-Sonoma, Inc. (b)	171,300	9,485
		54,310
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	82,600	9,004
PVH Corp.	48,800	7,808
		16,812

TOTAL CONSUMER DISCRETIONARY		283,750

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Coca-Cola European Partners PLC	98,000	3,721
Dr. Pepper Snapple Group, Inc.	22,500	2,684
		6,405
Food Products - 1.4%
Campbell Soup Co. (b)	108,100	3,636
ConAgra Foods, Inc.	89,400	3,313
Ingredion, Inc.	115,800	12,899
Pinnacle Foods, Inc.	79,500	5,083
The J.M. Smucker Co.	37,800	4,064
		28,995
Household Products - 0.7%
Church & Dwight Co., Inc.	64,000	3,005
Energizer Holdings, Inc.	127,300	7,732
Spectrum Brands Holdings, Inc.	63,400	5,052
		15,789
Personal Products - 0.3%
Coty, Inc. Class A	289,100	3,831
Edgewell Personal Care Co. (a)	59,700	2,610
		6,441
Tobacco - 0.3%
Universal Corp.	96,200	6,364

TOTAL CONSUMER STAPLES		63,994

ENERGY - 5.3%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	158,500	7,616
Ensco PLC Class A (b)	1,201,500	7,810
Nabors Industries Ltd.	942,800	7,043
		22,469
Oil, Gas & Consumable Fuels - 4.3%
Boardwalk Pipeline Partners, LP	224,300	2,375
Cimarex Energy Co.	64,000	5,947
Energen Corp. (a)	264,800	17,964
HollyFrontier Corp.	439,500	33,921
PDC Energy, Inc. (a)	97,200	5,880
Whiting Petroleum Corp. (a)	106,700	5,593
WPX Energy, Inc. (a)	1,117,600	20,351
		92,031

TOTAL ENERGY		114,500

FINANCIALS - 16.0%
Banks - 6.7%
Banco Comercial Portugues SA (Reg.) (a)	20,000,000	5,873
Bank of the Ozarks, Inc.	341,000	16,211
CIT Group, Inc.	150,836	7,531
First Horizon National Corp.	1,481,900	27,474
First Republic Bank	25,600	2,550
Huntington Bancshares, Inc.	3,494,106	51,957
Signature Bank (a)	116,700	14,878
Synovus Financial Corp.	313,227	16,949
		143,423
Capital Markets - 1.8%
E*TRADE Financial Corp. (a)	326,600	20,690
Monex Group, Inc. (b)	575,000	3,415
Oaktree Capital Group LLC Class A	215,000	8,804
Virtu Financial, Inc. Class A	202,570	6,290
		39,199
Consumer Finance - 5.4%
Capital One Financial Corp.	574,300	53,982
OneMain Holdings, Inc. (a)	1,128,414	36,707
SLM Corp. (a)	2,147,962	24,551
		115,240
Insurance - 1.0%
Arthur J. Gallagher & Co.	164,100	10,877
Aspen Insurance Holdings Ltd.	100,000	4,340
Direct Line Insurance Group PLC	1,229,920	5,845
		21,062
Mortgage Real Estate Investment Trusts - 0.3%
Redwood Trust, Inc.	428,100	7,004
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd. (a)	507,700	17,414

TOTAL FINANCIALS		343,342

HEALTH CARE - 8.6%
Biotechnology - 0.5%
Sarepta Therapeutics, Inc. (a)	124,000	11,637
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	610,000	18,538
DexCom, Inc. (a)	106,000	9,327
Insulet Corp. (a)	160,000	15,006
Integra LifeSciences Holdings Corp. (a)	170,000	10,972
Teleflex, Inc.	30,000	8,015
Wright Medical Group NV (a)	500,000	12,480
		74,338
Health Care Providers & Services - 2.3%
Henry Schein, Inc. (a)	106,000	7,335
Molina Healthcare, Inc. (a)	166,000	14,098
Premier, Inc. (a)	212,000	6,915
Wellcare Health Plans, Inc. (a)	95,000	21,059
		49,407
Health Care Technology - 0.5%
Teladoc, Inc. (a)(b)	230,000	11,707
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	12,000	3,446
Pharmaceuticals - 1.6%
Amneal Pharmaceuticals, Inc. (c)	297,297	5,869
Indivior PLC (a)	1,400,000	8,950
Jazz Pharmaceuticals PLC (a)	36,000	6,084
Nektar Therapeutics (a)	64,900	5,210
Perrigo Co. PLC	106,000	7,755
		33,868

TOTAL HEALTH CARE		184,403

INDUSTRIALS - 13.4%
Aerospace & Defense - 2.1%
Orbital ATK, Inc.	263,847	35,282
United Technologies Corp.	75,700	9,449
		44,731
Airlines - 0.9%
American Airlines Group, Inc.	215,291	9,374
JetBlue Airways Corp. (a)	548,700	10,365
		19,739
Building Products - 0.3%
Allegion PLC	80,910	6,184
Construction & Engineering - 2.8%
AECOM (a)	1,115,737	36,819
Arcadis NV (b)	1,118,112	22,639
		59,458
Electrical Equipment - 1.2%
Sensata Technologies, Inc. PLC (a)	492,151	25,144
Machinery - 1.7%
Allison Transmission Holdings, Inc.	732,363	30,254
IDEX Corp.	35,458	4,917
WABCO Holdings, Inc. (a)	21,900	2,648
		37,819
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	6,529	9,735
Professional Services - 0.8%
Nielsen Holdings PLC	601,400	18,144
Road & Rail - 1.4%
CSX Corp.	297,100	19,208
Norfolk Southern Corp.	73,100	11,086
		30,294
Trading Companies & Distributors - 1.8%
HD Supply Holdings, Inc. (a)	589,649	24,016
MRC Global, Inc. (a)	691,453	14,279
		38,295

TOTAL INDUSTRIALS		289,543

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	42,100	1,234
Electronic Equipment & Components - 4.1%
Avnet, Inc.	335,100	12,774
Belden, Inc.	169,800	9,383
Cognex Corp.	179,300	8,196
Coherent, Inc. (a)	18,500	3,090
Corning, Inc.	387,700	10,534
Fabrinet	255,500	8,976
Jabil, Inc.	595,400	16,838
Trimble, Inc. (a)	10,700	354
TTM Technologies, Inc. (a)	495,900	8,941
Vishay Intertechnology, Inc.	475,100	10,072
		89,158
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	126,000	9,498
SPS Commerce, Inc. (a)	91,200	6,788
Twilio, Inc. Class A (a)(b)	47,100	2,542
Velti PLC (a)(c)(d)	215,084	0
		18,828
IT Services - 3.6%
Alliance Data Systems Corp.	48,900	10,309
Capgemini SA	105,000	13,828
Cognizant Technology Solutions Corp. Class A	144,400	10,881
ExlService Holdings, Inc. (a)	43,700	2,477
Gartner, Inc. (a)	74,100	9,836
Leidos Holdings, Inc.	332,300	19,958
Total System Services, Inc.	108,900	9,277
		76,566
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	166,000	16,132
Cirrus Logic, Inc. (a)	352,800	13,223
Skyworks Solutions, Inc.	105,400	10,393
Versum Materials, Inc.	295,200	11,799
		51,547
Software - 4.5%
Autodesk, Inc. (a)	43,800	5,655
Check Point Software Technologies Ltd. (a)	106,500	10,369
Citrix Systems, Inc. (a)	57,300	6,052
Constellation Software, Inc.	11,300	8,900
Electronic Arts, Inc. (a)	81,500	10,669
Micro Focus International PLC	409,800	7,260
Monotype Imaging Holdings, Inc.	391,000	8,446
Parametric Technology Corp. (a)	72,700	6,270
Paylocity Holding Corp. (a)	92,700	5,539
Symantec Corp.	352,800	7,331
Ultimate Software Group, Inc. (a)	57,100	14,969
Workday, Inc. Class A (a)	49,200	6,443
		97,903

TOTAL INFORMATION TECHNOLOGY		335,236

MATERIALS - 7.2%
Chemicals - 3.9%
Ashland Global Holdings, Inc.	173,500	13,484
Axalta Coating Systems Ltd. (a)	274,400	8,537
Olin Corp.	465,800	15,059
PPG Industries, Inc.	61,500	6,207
RPM International, Inc.	273,000	13,514
The Chemours Co. LLC	428,800	21,007
W.R. Grace & Co.	96,097	6,880
		84,688
Containers & Packaging - 1.5%
Greif, Inc. Class A	99,600	5,808
Packaging Corp. of America	91,200	10,716
Sonoco Products Co.	320,100	16,367
		32,891
Metals & Mining - 1.8%
Steel Dynamics, Inc.	603,000	29,806
United States Steel Corp.	218,500	8,056
		37,862

TOTAL MATERIALS		155,441

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.0%
CareTrust (REIT), Inc.	784,400	12,935
CoreSite Realty Corp.	108,700	11,540
Corporate Office Properties Trust (SBI)	592,100	16,520
Corrections Corp. of America	295,196	6,353
DCT Industrial Trust, Inc.	311,290	20,274
DiamondRock Hospitality Co.	773,300	9,844
Douglas Emmett, Inc.	549,600	21,154
Education Realty Trust, Inc.	286,300	10,461
Equity Lifestyle Properties, Inc.	111,700	10,154
Extra Space Storage, Inc.	57,000	5,486
Front Yard Residential Corp. Class B	536,121	5,640
Healthcare Realty Trust, Inc.	592,500	16,140
InfraReit, Inc.	336,614	7,190
Outfront Media, Inc.	361,400	7,170
Potlatch Corp.	155,200	7,838
SBA Communications Corp. Class A (a)	12,170	1,924
Spirit Realty Capital, Inc.	1,339,500	11,734
Taubman Centers, Inc.	104,000	5,677
Urban Edge Properties	279,168	6,105
		194,139
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	192,850	8,908
Howard Hughes Corp. (a)	53,500	6,753
		15,661

TOTAL REAL ESTATE		209,800

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	27,650	1,540
UTILITIES - 4.6%
Electric Utilities - 2.2%
Great Plains Energy, Inc.	741,900	25,180
PNM Resources, Inc.	201,400	8,046
Westar Energy, Inc.	255,400	14,481
		47,707
Gas Utilities - 1.3%
Atmos Energy Corp.	39,240	3,501
National Fuel Gas Co.	169,311	8,913
South Jersey Industries, Inc. (b)	438,600	14,526
		26,940
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	148,500	5,083
Multi-Utilities - 0.9%
Avangrid, Inc.	208,586	11,074
MDU Resources Group, Inc.	265,905	7,392
		18,466

TOTAL UTILITIES		98,196

TOTAL COMMON STOCKS
(Cost $1,801,021)		2,079,745
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.71% to 1.76% 6/14/18 to 7/12/18 (e)
(Cost $9,532)	9,550	9,532
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.76% (f)	62,068,692	$62,081
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	62,329,577	62,336
TOTAL MONEY MARKET FUNDS
(Cost $124,414)		124,417
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $1,934,967)		2,213,694
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(62,044)
NET ASSETS - 100%		$2,151,650

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	June 2018	$2,921	$58	$58

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,869,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $302,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amneal Pharmaceuticals, Inc.	5/4/18	$5,426
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$542
Fidelity Securities Lending Cash Central Fund	130
Total	$672

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$283,750	$283,750	$--	$--
Consumer Staples	63,994	63,994	--	--
Energy	114,500	114,500	--	--
Financials	343,342	343,342	--	--
Health Care	184,403	184,403	--	--
Industrials	289,543	279,808	9,735	--
Information Technology	335,236	327,976	7,260	--
Materials	155,441	155,441	--	--
Real Estate	209,800	209,800	--	--
Telecommunication Services	1,540	1,540	--	--
Utilities	98,196	98,196	--	--
U.S. Government and Government Agency Obligations	9,532	--	9,532	--
Money Market Funds	124,417	124,417	--	--
Total Investments in Securities:	$2,213,694	$2,187,167	$26,527	$--
Derivative Instruments:
Assets
Futures Contracts	$58	$58	$--	$--
Total Assets	$58	$58	$--	$--
Total Derivative Instruments:	$58	$58	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$58	$0
Total Equity Risk	58	0
Total Value of Derivatives	$58	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,872) — See accompanying schedule: Unaffiliated issuers (cost $1,810,553)	$2,089,277
Fidelity Central Funds (cost $124,414)	124,417
Total Investment in Securities (cost $1,934,967)		$2,213,694
Cash		1,667
Receivable for investments sold		4,363
Receivable for fund shares sold		536
Dividends receivable		1,713
Distributions receivable from Fidelity Central Funds		125
Prepaid expenses		1
Other receivables		139
Total assets		2,222,238
Liabilities
Payable for investments purchased	$5,292
Payable for fund shares redeemed	1,208
Accrued management fee	737
Distribution and service plan fees payable	469
Payable for daily variation margin on futures contracts	34
Other affiliated payables	462
Other payables and accrued expenses	51
Collateral on securities loaned	62,335
Total liabilities		70,588
Net Assets		$2,151,650
Net Assets consist of:
Paid in capital		$1,647,996
Undistributed net investment income		3,196
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		221,682
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		278,776
Net Assets		$2,151,650
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($567,439 ÷ 14,170.8 shares)		$40.04
Maximum offering price per share (100/94.25 of $40.04)		$42.48
Class M:
Net Asset Value and redemption price per share ($586,804 ÷ 14,579.6 shares)		$40.25
Maximum offering price per share (100/96.50 of $40.25)		$41.71
Class C:
Net Asset Value and offering price per share ($127,863 ÷ 3,503.0 shares)(a)		$36.50
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($556,422 ÷ 13,323.4 shares)		$41.76
Class I:
Net Asset Value, offering price and redemption price per share ($298,811 ÷ 7,139.8 shares)		$41.85
Class Z:
Net Asset Value, offering price and redemption price per share ($14,311 ÷ 341.8 shares)		$41.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$15,674
Interest		27
Income from Fidelity Central Funds		672
Total income		16,373
Expenses
Management fee
Basic fee	$6,674
Performance adjustment	(1,421)
Transfer agent fees	2,597
Distribution and service plan fees	2,867
Accounting and security lending fees	373
Custodian fees and expenses	37
Independent trustees' fees and expenses	6
Registration fees	77
Audit	30
Legal	9
Miscellaneous	7
Total expenses before reductions	11,256
Expense reductions	(198)
Total expenses after reductions		11,058
Net investment income (loss)		5,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	227,727
Foreign currency transactions	(12)
Futures contracts	(1,092)
Total net realized gain (loss)		226,623
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(109,680)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(782)
Total change in net unrealized appreciation (depreciation)		(110,463)
Net gain (loss)		116,160
Net increase (decrease) in net assets resulting from operations		$121,475

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,315	$7,692
Net realized gain (loss)	226,623	194,741
Change in net unrealized appreciation (depreciation)	(110,463)	222,265
Net increase (decrease) in net assets resulting from operations	121,475	424,698
Distributions to shareholders from net investment income	(7,748)	(10,708)
Distributions to shareholders from net realized gain	(102,733)	(333)
Total distributions	(110,481)	(11,041)
Share transactions - net increase (decrease)	(408,558)	112,615
Total increase (decrease) in net assets	(397,564)	526,272
Net Assets
Beginning of period	2,549,214	2,022,942
End of period	$2,151,650	$2,549,214
Other Information
Undistributed net investment income end of period	$3,196	$5,629

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$39.74	$33.13	$32.01	$31.80	$28.37	$22.16
Income from Investment Operations
Net investment income (loss)A	.09	.13	.20	.08	.08	.10
Net realized and unrealized gain (loss)	1.97	6.68	1.49	.13	3.36	6.29
Total from investment operations	2.06	6.81	1.69	.21	3.44	6.39
Distributions from net investment income	(.11)	(.19)	(.04)	–	(.01)	(.14)
Distributions from net realized gain	(1.65)	(.01)	(.53)	–	–	(.04)
Total distributions	(1.76)	(.20)	(.57)	–	(.01)	(.18)
Net asset value, end of period	$40.04	$39.74	$33.13	$32.01	$31.80	$28.37
Total ReturnB,C,D	5.36%	20.64%	5.49%	.66%	12.11%	29.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%G	.87%	.88%	.98%	1.05%	.95%
Expenses net of fee waivers, if any	.90%G	.87%	.88%	.98%	1.05%	.95%
Expenses net of all reductions	.89%G	.86%	.88%	.97%	1.05%	.92%
Net investment income (loss)	.44%G	.36%	.64%	.24%	.26%	.39%
Supplemental Data
Net assets, end of period (in millions)	$567	$564	$546	$593	$652	$692
Portfolio turnover rateH	87%G	84%	98%	109%	89%	79%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$39.89	$33.25	$32.16	$32.02	$28.63	$22.36
Income from Investment Operations
Net investment income (loss)A	.04	.04	.13	–	.01	.04
Net realized and unrealized gain (loss)	1.98	6.71	1.49	.14	3.38	6.36
Total from investment operations	2.02	6.75	1.62	.14	3.39	6.40
Distributions from net investment income	(.01)	(.11)	–	–	–	(.09)
Distributions from net realized gain	(1.65)	(.01)	(.53)	–	–	(.04)
Total distributions	(1.66)	(.11)B	(.53)	–	–	(.13)
Net asset value, end of period	$40.25	$39.89	$33.25	$32.16	$32.02	$28.63
Total ReturnC,D,E	5.24%	20.37%	5.22%	.44%	11.84%	28.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.15%H	1.11%	1.12%	1.22%	1.28%	1.16%
Expenses net of fee waivers, if any	1.15%H	1.11%	1.12%	1.21%	1.28%	1.16%
Expenses net of all reductions	1.13%H	1.10%	1.11%	1.21%	1.27%	1.13%
Net investment income (loss)	.20%H	.11%	.41%	.01%	.03%	.17%
Supplemental Data
Net assets, end of period (in millions)	$587	$606	$591	$681	$794	$817
Portfolio turnover rateI	87%H	84%	98%	109%	89%	79%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.25	$30.28	$29.48	$29.51	$26.52	$20.73
Income from Investment Operations
Net investment income (loss)A	(.06)	(.13)	(.03)	(.15)	(.14)	(.09)
Net realized and unrealized gain (loss)	1.80	6.10	1.36	.12	3.13	5.91
Total from investment operations	1.74	5.97	1.33	(.03)	2.99	5.82
Distributions from net investment income	–	–	–	–	–	(.02)
Distributions from net realized gain	(1.49)	–	(.53)	–	–	(.01)
Total distributions	(1.49)	–	(.53)	–	–	(.03)
Net asset value, end of period	$36.50	$36.25	$30.28	$29.48	$29.51	$26.52
Total ReturnB,C,D	4.97%	19.72%	4.71%	(.10)%	11.27%	28.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.67%G	1.63%	1.63%	1.74%	1.80%	1.69%
Expenses net of fee waivers, if any	1.67%G	1.63%	1.63%	1.73%	1.80%	1.69%
Expenses net of all reductions	1.65%G	1.62%	1.63%	1.73%	1.80%	1.67%
Net investment income (loss)	(.32)%G	(.40)%	(.11)%	(.51)%	(.49)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$128	$142	$140	$155	$172	$172
Portfolio turnover rateH	87%G	84%	98%	109%	89%	79%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.43	$34.53	$33.34	$33.14	$29.56	$23.14
Income from Investment Operations
Net investment income (loss)A	.12	.20	.28	.16	.16	.17
Net realized and unrealized gain (loss)	2.06	6.96	1.55	.14	3.49	6.54
Total from investment operations	2.18	7.16	1.83	.30	3.65	6.71
Distributions from net investment income	(.20)	(.26)	(.12)	(.10)	(.07)	(.25)
Distributions from net realized gain	(1.65)	(.01)	(.53)	–	–	(.04)
Total distributions	(1.85)	(.26)B	(.64)C	(.10)	(.07)	(.29)
Net asset value, end of period	$41.76	$41.43	$34.53	$33.34	$33.14	$29.56
Total ReturnD,E	5.45%	20.87%	5.73%	.90%	12.38%	29.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.70%	.64%	.75%	.81%	.71%
Expenses net of fee waivers, if any	.75%H	.70%	.64%	.74%	.81%	.71%
Expenses net of all reductions	.73%H	.69%	.63%	.74%	.81%	.69%
Net investment income (loss)	.60%H	.53%	.89%	.48%	.50%	.62%
Supplemental Data
Net assets, end of period (in millions)	$556	$545	$222	$486	$553	$225
Portfolio turnover rateI	87%H	84%	98%	109%	89%	79%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.529 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.51	$34.60	$33.39	$33.22	$29.64	$23.14
Income from Investment Operations
Net investment income (loss)A	.14	.23	.28	.13	.16	.18
Net realized and unrealized gain (loss)	2.06	6.96	1.56	.14	3.50	6.56
Total from investment operations	2.20	7.19	1.84	.27	3.66	6.74
Distributions from net investment income	(.21)	(.27)	(.11)	(.10)	(.08)	(.20)
Distributions from net realized gain	(1.65)	(.01)	(.53)	–	–	(.04)
Total distributions	(1.86)	(.28)	(.63)B	(.10)	(.08)	(.24)
Net asset value, end of period	$41.85	$41.51	$34.60	$33.39	$33.22	$29.64
Total ReturnC,D	5.49%	20.92%	5.75%	.80%	12.39%	29.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.63%	.64%	.83%	.80%	.67%
Expenses net of fee waivers, if any	.68%G	.63%	.64%	.83%	.80%	.67%
Expenses net of all reductions	.67%G	.62%	.64%	.82%	.80%	.65%
Net investment income (loss)	.66%G	.60%	.88%	.39%	.51%	.66%
Supplemental Data
Net assets, end of period (in millions)	$299	$683	$523	$479	$371	$214
Portfolio turnover rateH	87%G	84%	98%	109%	89%	79%I

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.529 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$41.57	$35.79
Income from Investment Operations
Net investment income (loss)B	.17	.23
Net realized and unrealized gain (loss)	2.06	5.55
Total from investment operations	2.23	5.78
Distributions from net investment income	(.28)	–
Distributions from net realized gain	(1.65)	–
Total distributions	(1.93)	–
Net asset value, end of period	$41.87	$41.57
Total ReturnC,D	5.56%	16.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.48%G
Expenses net of fee waivers, if any	.51%G	.47%G
Expenses net of all reductions	.50%G	.46%G
Net investment income (loss)	.83%G	.69%G
Supplemental Data
Net assets, end of period (in millions)	$14	$9
Portfolio turnover rateH	87%G	84%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$360,529
Gross unrealized depreciation	(84,191)
Net unrealized appreciation (depreciation)	$276,338
Tax cost	$1,937,414

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,021,503 and $1,548,202, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$706	$11
Class M	.25%	.25%	1,486	24
Class C	.75%	.25%	675	17
			$2,867	$52

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14
Class M	5
Class C(a)	1
$20

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$526.19
Class M	534.18
Class C	132.20
Fidelity Stock Selector Mid Cap Fund	758.28
Class I	644.21
Class Z	3.05
	$2,597

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $130, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$1,504	$3,079
Class M	180	1,865
Fidelity Stock Selector Mid Cap Fund	2,559	1,644
Class I	3,435	4,120
Class Z	70	–
Total	$7,748	$10,708
From net realized gain
Class A	$23,158	$98
Class M	24,722	105
Class C	5,817	–
Fidelity Stock Selector Mid Cap Fund	21,403	39
Class I	27,216	91
Class Z	417	–
Total	$102,733	$333

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017(a)	Six months ended May 31, 2018	Year ended November 30, 2017(a)
Class A
Shares sold	591	914	$23,216	$33,050
Reinvestment of distributions	603	88	23,126	2,963
Shares redeemed	(1,218)	(3,286)	(47,657)	(118,879)
Net increase (decrease)	(24)	(2,284)	$(1,315)	$(82,866)
Class M
Shares sold	463	1,370	$18,178	$50,634
Reinvestment of distributions	628	55	24,265	1,885
Shares redeemed	(1,706)	(4,007)	(66,972)	(145,515)
Net increase (decrease)	(615)	(2,582)	$(24,529)	$(92,996)
Class C
Shares sold	45	131	$1,641	$4,256
Reinvestment of distributions	153	–	5,355	–
Shares redeemed	(619)	(835)	(22,210)	(27,684)
Net increase (decrease)	(421)	(704)	$(15,214)	$(23,428)
Fidelity Stock Selector Mid Cap Fund
Shares sold	1,065	8,585	$43,673	$325,907
Reinvestment of distributions	590	47	23,601	1,639
Shares redeemed	(1,489)	(1,916)	(61,012)	(73,800)
Net increase (decrease)	166	6,716	$6,262	$253,746
Class I
Shares sold	11,975	4,203	$484,838	$158,956
Reinvestment of distributions	746	114	29,881	4,019
Shares redeemed	(22,032)	(2,996)	(893,774)	(113,072)
Net increase (decrease)	(9,311)	1,321	$(379,055)	$49,903
Class Z
Shares sold	151	234	$6,187	$9,125
Reinvestment of distributions	12	–	461	–
Shares redeemed	(33)	(22)	(1,355)	(869)
Net increase (decrease)	130	212	$5,293	$8,256

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.90%
Actual		$1,000.00	$1,053.60	$4.61
Hypothetical-C		$1,000.00	$1,020.44	$4.53
Class M	1.15%
Actual		$1,000.00	$1,052.40	$5.88
Hypothetical-C		$1,000.00	$1,019.20	$5.79
Class C	1.67%
Actual		$1,000.00	$1,049.70	$8.53
Hypothetical-C		$1,000.00	$1,016.60	$8.40
Fidelity Stock Selector Mid Cap Fund	.75%
Actual		$1,000.00	$1,054.50	$3.84
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class I	.68%
Actual		$1,000.00	$1,054.90	$3.48
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class Z	.51%
Actual		$1,000.00	$1,055.60	$2.61
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

MC-SANN-0718
1.704677.120

Fidelity® Stock Selector Mid Cap Fund Semi-Annual Report May 31, 2018 Fidelity® Stock Selector Mid Cap Fund is a class of Fidelity Advisor® Stock Selector Mid Cap Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Capital One Financial Corp.	2.5
Huntington Bancshares, Inc.	2.4
AECOM	1.7
OneMain Holdings, Inc.	1.7
Orbital ATK, Inc.	1.7
HollyFrontier Corp.	1.6
Allison Transmission Holdings, Inc.	1.4
Steel Dynamics, Inc.	1.4
First Horizon National Corp.	1.3
Great Plains Energy, Inc.	1.1
16.8

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	16.0
Information Technology	15.6
Industrials	13.4
Consumer Discretionary	13.2
Real Estate	9.7

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks and Equity Futures	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 9.6%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.0%
Gentex Corp.	881,000	$21,170
Diversified Consumer Services - 2.3%
Graham Holdings Co.	14,900	8,655
Grand Canyon Education, Inc. (a)	89,800	9,977
H&R Block, Inc.	274,800	7,543
ServiceMaster Global Holdings, Inc. (a)	393,856	22,505
		48,680
Hotels, Restaurants & Leisure - 0.8%
Papa John's International, Inc. (b)	212,800	10,927
U.S. Foods Holding Corp. (a)	156,800	5,595
		16,522
Household Durables - 0.4%
iRobot Corp. (a)(b)	138,400	8,638
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	236,900	4,816
Leisure Products - 0.5%
Brunswick Corp.	169,700	10,793
Media - 4.0%
AMC Networks, Inc. Class A (a)	105,000	6,003
Cinemark Holdings, Inc.	390,200	13,177
Discovery Communications, Inc. Class A (a)(b)	424,400	8,951
Entercom Communications Corp. Class A (b)	607,200	4,159
GCI Liberty, Inc. (a)	154,490	6,458
Interpublic Group of Companies, Inc.	388,600	8,782
Liberty Broadband Corp. Class A (a)	213,200	14,559
Liberty Media Corp. Liberty Media Class A (a)	255,000	7,719
Omnicom Group, Inc.	133,300	9,608
The Madison Square Garden Co. (a)	24,800	6,499
		85,915
Multiline Retail - 0.7%
Dollar General Corp.	111,000	9,710
Dollar Tree, Inc. (a)	77,300	6,384
		16,094
Specialty Retail - 2.5%
AutoZone, Inc. (a)	16,500	10,714
Foot Locker, Inc.	118,200	6,379
L Brands, Inc.	75,000	2,543
O'Reilly Automotive, Inc. (a)	45,400	12,231
Ross Stores, Inc.	83,200	6,563
Sally Beauty Holdings, Inc. (a)	422,400	6,395
Williams-Sonoma, Inc. (b)	171,300	9,485
		54,310
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	82,600	9,004
PVH Corp.	48,800	7,808
		16,812

TOTAL CONSUMER DISCRETIONARY		283,750

CONSUMER STAPLES - 3.0%
Beverages - 0.3%
Coca-Cola European Partners PLC	98,000	3,721
Dr. Pepper Snapple Group, Inc.	22,500	2,684
		6,405
Food Products - 1.4%
Campbell Soup Co. (b)	108,100	3,636
ConAgra Foods, Inc.	89,400	3,313
Ingredion, Inc.	115,800	12,899
Pinnacle Foods, Inc.	79,500	5,083
The J.M. Smucker Co.	37,800	4,064
		28,995
Household Products - 0.7%
Church & Dwight Co., Inc.	64,000	3,005
Energizer Holdings, Inc.	127,300	7,732
Spectrum Brands Holdings, Inc.	63,400	5,052
		15,789
Personal Products - 0.3%
Coty, Inc. Class A	289,100	3,831
Edgewell Personal Care Co. (a)	59,700	2,610
		6,441
Tobacco - 0.3%
Universal Corp.	96,200	6,364

TOTAL CONSUMER STAPLES		63,994

ENERGY - 5.3%
Energy Equipment & Services - 1.0%
Dril-Quip, Inc. (a)	158,500	7,616
Ensco PLC Class A (b)	1,201,500	7,810
Nabors Industries Ltd.	942,800	7,043
		22,469
Oil, Gas & Consumable Fuels - 4.3%
Boardwalk Pipeline Partners, LP	224,300	2,375
Cimarex Energy Co.	64,000	5,947
Energen Corp. (a)	264,800	17,964
HollyFrontier Corp.	439,500	33,921
PDC Energy, Inc. (a)	97,200	5,880
Whiting Petroleum Corp. (a)	106,700	5,593
WPX Energy, Inc. (a)	1,117,600	20,351
		92,031

TOTAL ENERGY		114,500

FINANCIALS - 16.0%
Banks - 6.7%
Banco Comercial Portugues SA (Reg.) (a)	20,000,000	5,873
Bank of the Ozarks, Inc.	341,000	16,211
CIT Group, Inc.	150,836	7,531
First Horizon National Corp.	1,481,900	27,474
First Republic Bank	25,600	2,550
Huntington Bancshares, Inc.	3,494,106	51,957
Signature Bank (a)	116,700	14,878
Synovus Financial Corp.	313,227	16,949
		143,423
Capital Markets - 1.8%
E*TRADE Financial Corp. (a)	326,600	20,690
Monex Group, Inc. (b)	575,000	3,415
Oaktree Capital Group LLC Class A	215,000	8,804
Virtu Financial, Inc. Class A	202,570	6,290
		39,199
Consumer Finance - 5.4%
Capital One Financial Corp.	574,300	53,982
OneMain Holdings, Inc. (a)	1,128,414	36,707
SLM Corp. (a)	2,147,962	24,551
		115,240
Insurance - 1.0%
Arthur J. Gallagher & Co.	164,100	10,877
Aspen Insurance Holdings Ltd.	100,000	4,340
Direct Line Insurance Group PLC	1,229,920	5,845
		21,062
Mortgage Real Estate Investment Trusts - 0.3%
Redwood Trust, Inc.	428,100	7,004
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd. (a)	507,700	17,414

TOTAL FINANCIALS		343,342

HEALTH CARE - 8.6%
Biotechnology - 0.5%
Sarepta Therapeutics, Inc. (a)	124,000	11,637
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	610,000	18,538
DexCom, Inc. (a)	106,000	9,327
Insulet Corp. (a)	160,000	15,006
Integra LifeSciences Holdings Corp. (a)	170,000	10,972
Teleflex, Inc.	30,000	8,015
Wright Medical Group NV (a)	500,000	12,480
		74,338
Health Care Providers & Services - 2.3%
Henry Schein, Inc. (a)	106,000	7,335
Molina Healthcare, Inc. (a)	166,000	14,098
Premier, Inc. (a)	212,000	6,915
Wellcare Health Plans, Inc. (a)	95,000	21,059
		49,407
Health Care Technology - 0.5%
Teladoc, Inc. (a)(b)	230,000	11,707
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc. Class A (a)	12,000	3,446
Pharmaceuticals - 1.6%
Amneal Pharmaceuticals, Inc. (c)	297,297	5,869
Indivior PLC (a)	1,400,000	8,950
Jazz Pharmaceuticals PLC (a)	36,000	6,084
Nektar Therapeutics (a)	64,900	5,210
Perrigo Co. PLC	106,000	7,755
		33,868

TOTAL HEALTH CARE		184,403

INDUSTRIALS - 13.4%
Aerospace & Defense - 2.1%
Orbital ATK, Inc.	263,847	35,282
United Technologies Corp.	75,700	9,449
		44,731
Airlines - 0.9%
American Airlines Group, Inc.	215,291	9,374
JetBlue Airways Corp. (a)	548,700	10,365
		19,739
Building Products - 0.3%
Allegion PLC	80,910	6,184
Construction & Engineering - 2.8%
AECOM (a)	1,115,737	36,819
Arcadis NV (b)	1,118,112	22,639
		59,458
Electrical Equipment - 1.2%
Sensata Technologies, Inc. PLC (a)	492,151	25,144
Machinery - 1.7%
Allison Transmission Holdings, Inc.	732,363	30,254
IDEX Corp.	35,458	4,917
WABCO Holdings, Inc. (a)	21,900	2,648
		37,819
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	6,529	9,735
Professional Services - 0.8%
Nielsen Holdings PLC	601,400	18,144
Road & Rail - 1.4%
CSX Corp.	297,100	19,208
Norfolk Southern Corp.	73,100	11,086
		30,294
Trading Companies & Distributors - 1.8%
HD Supply Holdings, Inc. (a)	589,649	24,016
MRC Global, Inc. (a)	691,453	14,279
		38,295

TOTAL INDUSTRIALS		289,543

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	42,100	1,234
Electronic Equipment & Components - 4.1%
Avnet, Inc.	335,100	12,774
Belden, Inc.	169,800	9,383
Cognex Corp.	179,300	8,196
Coherent, Inc. (a)	18,500	3,090
Corning, Inc.	387,700	10,534
Fabrinet	255,500	8,976
Jabil, Inc.	595,400	16,838
Trimble, Inc. (a)	10,700	354
TTM Technologies, Inc. (a)	495,900	8,941
Vishay Intertechnology, Inc.	475,100	10,072
		89,158
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	126,000	9,498
SPS Commerce, Inc. (a)	91,200	6,788
Twilio, Inc. Class A (a)(b)	47,100	2,542
Velti PLC (a)(c)(d)	215,084	0
		18,828
IT Services - 3.6%
Alliance Data Systems Corp.	48,900	10,309
Capgemini SA	105,000	13,828
Cognizant Technology Solutions Corp. Class A	144,400	10,881
ExlService Holdings, Inc. (a)	43,700	2,477
Gartner, Inc. (a)	74,100	9,836
Leidos Holdings, Inc.	332,300	19,958
Total System Services, Inc.	108,900	9,277
		76,566
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	166,000	16,132
Cirrus Logic, Inc. (a)	352,800	13,223
Skyworks Solutions, Inc.	105,400	10,393
Versum Materials, Inc.	295,200	11,799
		51,547
Software - 4.5%
Autodesk, Inc. (a)	43,800	5,655
Check Point Software Technologies Ltd. (a)	106,500	10,369
Citrix Systems, Inc. (a)	57,300	6,052
Constellation Software, Inc.	11,300	8,900
Electronic Arts, Inc. (a)	81,500	10,669
Micro Focus International PLC	409,800	7,260
Monotype Imaging Holdings, Inc.	391,000	8,446
Parametric Technology Corp. (a)	72,700	6,270
Paylocity Holding Corp. (a)	92,700	5,539
Symantec Corp.	352,800	7,331
Ultimate Software Group, Inc. (a)	57,100	14,969
Workday, Inc. Class A (a)	49,200	6,443
		97,903

TOTAL INFORMATION TECHNOLOGY		335,236

MATERIALS - 7.2%
Chemicals - 3.9%
Ashland Global Holdings, Inc.	173,500	13,484
Axalta Coating Systems Ltd. (a)	274,400	8,537
Olin Corp.	465,800	15,059
PPG Industries, Inc.	61,500	6,207
RPM International, Inc.	273,000	13,514
The Chemours Co. LLC	428,800	21,007
W.R. Grace & Co.	96,097	6,880
		84,688
Containers & Packaging - 1.5%
Greif, Inc. Class A	99,600	5,808
Packaging Corp. of America	91,200	10,716
Sonoco Products Co.	320,100	16,367
		32,891
Metals & Mining - 1.8%
Steel Dynamics, Inc.	603,000	29,806
United States Steel Corp.	218,500	8,056
		37,862

TOTAL MATERIALS		155,441

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.0%
CareTrust (REIT), Inc.	784,400	12,935
CoreSite Realty Corp.	108,700	11,540
Corporate Office Properties Trust (SBI)	592,100	16,520
Corrections Corp. of America	295,196	6,353
DCT Industrial Trust, Inc.	311,290	20,274
DiamondRock Hospitality Co.	773,300	9,844
Douglas Emmett, Inc.	549,600	21,154
Education Realty Trust, Inc.	286,300	10,461
Equity Lifestyle Properties, Inc.	111,700	10,154
Extra Space Storage, Inc.	57,000	5,486
Front Yard Residential Corp. Class B	536,121	5,640
Healthcare Realty Trust, Inc.	592,500	16,140
InfraReit, Inc.	336,614	7,190
Outfront Media, Inc.	361,400	7,170
Potlatch Corp.	155,200	7,838
SBA Communications Corp. Class A (a)	12,170	1,924
Spirit Realty Capital, Inc.	1,339,500	11,734
Taubman Centers, Inc.	104,000	5,677
Urban Edge Properties	279,168	6,105
		194,139
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	192,850	8,908
Howard Hughes Corp. (a)	53,500	6,753
		15,661

TOTAL REAL ESTATE		209,800

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	27,650	1,540
UTILITIES - 4.6%
Electric Utilities - 2.2%
Great Plains Energy, Inc.	741,900	25,180
PNM Resources, Inc.	201,400	8,046
Westar Energy, Inc.	255,400	14,481
		47,707
Gas Utilities - 1.3%
Atmos Energy Corp.	39,240	3,501
National Fuel Gas Co.	169,311	8,913
South Jersey Industries, Inc. (b)	438,600	14,526
		26,940
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	148,500	5,083
Multi-Utilities - 0.9%
Avangrid, Inc.	208,586	11,074
MDU Resources Group, Inc.	265,905	7,392
		18,466

TOTAL UTILITIES		98,196

TOTAL COMMON STOCKS
(Cost $1,801,021)		2,079,745
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.71% to 1.76% 6/14/18 to 7/12/18 (e)
(Cost $9,532)	9,550	9,532
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.76% (f)	62,068,692	$62,081
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	62,329,577	62,336
TOTAL MONEY MARKET FUNDS
(Cost $124,414)		124,417
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $1,934,967)		2,213,694
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(62,044)
NET ASSETS - 100%		$2,151,650

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	June 2018	$2,921	$58	$58

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,869,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $302,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amneal Pharmaceuticals, Inc.	5/4/18	$5,426
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$542
Fidelity Securities Lending Cash Central Fund	130
Total	$672

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$283,750	$283,750	$--	$--
Consumer Staples	63,994	63,994	--	--
Energy	114,500	114,500	--	--
Financials	343,342	343,342	--	--
Health Care	184,403	184,403	--	--
Industrials	289,543	279,808	9,735	--
Information Technology	335,236	327,976	7,260	--
Materials	155,441	155,441	--	--
Real Estate	209,800	209,800	--	--
Telecommunication Services	1,540	1,540	--	--
Utilities	98,196	98,196	--	--
U.S. Government and Government Agency Obligations	9,532	--	9,532	--
Money Market Funds	124,417	124,417	--	--
Total Investments in Securities:	$2,213,694	$2,187,167	$26,527	$--
Derivative Instruments:
Assets
Futures Contracts	$58	$58	$--	$--
Total Assets	$58	$58	$--	$--
Total Derivative Instruments:	$58	$58	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$58	$0
Total Equity Risk	58	0
Total Value of Derivatives	$58	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,872) — See accompanying schedule: Unaffiliated issuers (cost $1,810,553)	$2,089,277
Fidelity Central Funds (cost $124,414)	124,417
Total Investment in Securities (cost $1,934,967)		$2,213,694
Cash		1,667
Receivable for investments sold		4,363
Receivable for fund shares sold		536
Dividends receivable		1,713
Distributions receivable from Fidelity Central Funds		125
Prepaid expenses		1
Other receivables		139
Total assets		2,222,238
Liabilities
Payable for investments purchased	$5,292
Payable for fund shares redeemed	1,208
Accrued management fee	737
Distribution and service plan fees payable	469
Payable for daily variation margin on futures contracts	34
Other affiliated payables	462
Other payables and accrued expenses	51
Collateral on securities loaned	62,335
Total liabilities		70,588
Net Assets		$2,151,650
Net Assets consist of:
Paid in capital		$1,647,996
Undistributed net investment income		3,196
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		221,682
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		278,776
Net Assets		$2,151,650
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($567,439 ÷ 14,170.8 shares)		$40.04
Maximum offering price per share (100/94.25 of $40.04)		$42.48
Class M:
Net Asset Value and redemption price per share ($586,804 ÷ 14,579.6 shares)		$40.25
Maximum offering price per share (100/96.50 of $40.25)		$41.71
Class C:
Net Asset Value and offering price per share ($127,863 ÷ 3,503.0 shares)(a)		$36.50
Fidelity Stock Selector Mid Cap Fund:
Net Asset Value, offering price and redemption price per share ($556,422 ÷ 13,323.4 shares)		$41.76
Class I:
Net Asset Value, offering price and redemption price per share ($298,811 ÷ 7,139.8 shares)		$41.85
Class Z:
Net Asset Value, offering price and redemption price per share ($14,311 ÷ 341.8 shares)		$41.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$15,674
Interest		27
Income from Fidelity Central Funds		672
Total income		16,373
Expenses
Management fee
Basic fee	$6,674
Performance adjustment	(1,421)
Transfer agent fees	2,597
Distribution and service plan fees	2,867
Accounting and security lending fees	373
Custodian fees and expenses	37
Independent trustees' fees and expenses	6
Registration fees	77
Audit	30
Legal	9
Miscellaneous	7
Total expenses before reductions	11,256
Expense reductions	(198)
Total expenses after reductions		11,058
Net investment income (loss)		5,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	227,727
Foreign currency transactions	(12)
Futures contracts	(1,092)
Total net realized gain (loss)		226,623
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(109,680)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(782)
Total change in net unrealized appreciation (depreciation)		(110,463)
Net gain (loss)		116,160
Net increase (decrease) in net assets resulting from operations		$121,475

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,315	$7,692
Net realized gain (loss)	226,623	194,741
Change in net unrealized appreciation (depreciation)	(110,463)	222,265
Net increase (decrease) in net assets resulting from operations	121,475	424,698
Distributions to shareholders from net investment income	(7,748)	(10,708)
Distributions to shareholders from net realized gain	(102,733)	(333)
Total distributions	(110,481)	(11,041)
Share transactions - net increase (decrease)	(408,558)	112,615
Total increase (decrease) in net assets	(397,564)	526,272
Net Assets
Beginning of period	2,549,214	2,022,942
End of period	$2,151,650	$2,549,214
Other Information
Undistributed net investment income end of period	$3,196	$5,629

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Stock Selector Mid Cap Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$39.74	$33.13	$32.01	$31.80	$28.37	$22.16
Income from Investment Operations
Net investment income (loss)A	.09	.13	.20	.08	.08	.10
Net realized and unrealized gain (loss)	1.97	6.68	1.49	.13	3.36	6.29
Total from investment operations	2.06	6.81	1.69	.21	3.44	6.39
Distributions from net investment income	(.11)	(.19)	(.04)	–	(.01)	(.14)
Distributions from net realized gain	(1.65)	(.01)	(.53)	–	–	(.04)
Total distributions	(1.76)	(.20)	(.57)	–	(.01)	(.18)
Net asset value, end of period	$40.04	$39.74	$33.13	$32.01	$31.80	$28.37
Total ReturnB,C,D	5.36%	20.64%	5.49%	.66%	12.11%	29.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.91%G	.87%	.88%	.98%	1.05%	.95%
Expenses net of fee waivers, if any	.90%G	.87%	.88%	.98%	1.05%	.95%
Expenses net of all reductions	.89%G	.86%	.88%	.97%	1.05%	.92%
Net investment income (loss)	.44%G	.36%	.64%	.24%	.26%	.39%
Supplemental Data
Net assets, end of period (in millions)	$567	$564	$546	$593	$652	$692
Portfolio turnover rateH	87%G	84%	98%	109%	89%	79%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$39.89	$33.25	$32.16	$32.02	$28.63	$22.36
Income from Investment Operations
Net investment income (loss)A	.04	.04	.13	–	.01	.04
Net realized and unrealized gain (loss)	1.98	6.71	1.49	.14	3.38	6.36
Total from investment operations	2.02	6.75	1.62	.14	3.39	6.40
Distributions from net investment income	(.01)	(.11)	–	–	–	(.09)
Distributions from net realized gain	(1.65)	(.01)	(.53)	–	–	(.04)
Total distributions	(1.66)	(.11)B	(.53)	–	–	(.13)
Net asset value, end of period	$40.25	$39.89	$33.25	$32.16	$32.02	$28.63
Total ReturnC,D,E	5.24%	20.37%	5.22%	.44%	11.84%	28.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.15%H	1.11%	1.12%	1.22%	1.28%	1.16%
Expenses net of fee waivers, if any	1.15%H	1.11%	1.12%	1.21%	1.28%	1.16%
Expenses net of all reductions	1.13%H	1.10%	1.11%	1.21%	1.27%	1.13%
Net investment income (loss)	.20%H	.11%	.41%	.01%	.03%	.17%
Supplemental Data
Net assets, end of period (in millions)	$587	$606	$591	$681	$794	$817
Portfolio turnover rateI	87%H	84%	98%	109%	89%	79%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$36.25	$30.28	$29.48	$29.51	$26.52	$20.73
Income from Investment Operations
Net investment income (loss)A	(.06)	(.13)	(.03)	(.15)	(.14)	(.09)
Net realized and unrealized gain (loss)	1.80	6.10	1.36	.12	3.13	5.91
Total from investment operations	1.74	5.97	1.33	(.03)	2.99	5.82
Distributions from net investment income	–	–	–	–	–	(.02)
Distributions from net realized gain	(1.49)	–	(.53)	–	–	(.01)
Total distributions	(1.49)	–	(.53)	–	–	(.03)
Net asset value, end of period	$36.50	$36.25	$30.28	$29.48	$29.51	$26.52
Total ReturnB,C,D	4.97%	19.72%	4.71%	(.10)%	11.27%	28.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.67%G	1.63%	1.63%	1.74%	1.80%	1.69%
Expenses net of fee waivers, if any	1.67%G	1.63%	1.63%	1.73%	1.80%	1.69%
Expenses net of all reductions	1.65%G	1.62%	1.63%	1.73%	1.80%	1.67%
Net investment income (loss)	(.32)%G	(.40)%	(.11)%	(.51)%	(.49)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$128	$142	$140	$155	$172	$172
Portfolio turnover rateH	87%G	84%	98%	109%	89%	79%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.43	$34.53	$33.34	$33.14	$29.56	$23.14
Income from Investment Operations
Net investment income (loss)A	.12	.20	.28	.16	.16	.17
Net realized and unrealized gain (loss)	2.06	6.96	1.55	.14	3.49	6.54
Total from investment operations	2.18	7.16	1.83	.30	3.65	6.71
Distributions from net investment income	(.20)	(.26)	(.12)	(.10)	(.07)	(.25)
Distributions from net realized gain	(1.65)	(.01)	(.53)	–	–	(.04)
Total distributions	(1.85)	(.26)B	(.64)C	(.10)	(.07)	(.29)
Net asset value, end of period	$41.76	$41.43	$34.53	$33.34	$33.14	$29.56
Total ReturnD,E	5.45%	20.87%	5.73%	.90%	12.38%	29.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.70%	.64%	.75%	.81%	.71%
Expenses net of fee waivers, if any	.75%H	.70%	.64%	.74%	.81%	.71%
Expenses net of all reductions	.73%H	.69%	.63%	.74%	.81%	.69%
Net investment income (loss)	.60%H	.53%	.89%	.48%	.50%	.62%
Supplemental Data
Net assets, end of period (in millions)	$556	$545	$222	$486	$553	$225
Portfolio turnover rateI	87%H	84%	98%	109%	89%	79%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.529 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$41.51	$34.60	$33.39	$33.22	$29.64	$23.14
Income from Investment Operations
Net investment income (loss)A	.14	.23	.28	.13	.16	.18
Net realized and unrealized gain (loss)	2.06	6.96	1.56	.14	3.50	6.56
Total from investment operations	2.20	7.19	1.84	.27	3.66	6.74
Distributions from net investment income	(.21)	(.27)	(.11)	(.10)	(.08)	(.20)
Distributions from net realized gain	(1.65)	(.01)	(.53)	–	–	(.04)
Total distributions	(1.86)	(.28)	(.63)B	(.10)	(.08)	(.24)
Net asset value, end of period	$41.85	$41.51	$34.60	$33.39	$33.22	$29.64
Total ReturnC,D	5.49%	20.92%	5.75%	.80%	12.39%	29.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.63%	.64%	.83%	.80%	.67%
Expenses net of fee waivers, if any	.68%G	.63%	.64%	.83%	.80%	.67%
Expenses net of all reductions	.67%G	.62%	.64%	.82%	.80%	.65%
Net investment income (loss)	.66%G	.60%	.88%	.39%	.51%	.66%
Supplemental Data
Net assets, end of period (in millions)	$299	$683	$523	$479	$371	$214
Portfolio turnover rateH	87%G	84%	98%	109%	89%	79%I

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.529 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Stock Selector Mid Cap Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$41.57	$35.79
Income from Investment Operations
Net investment income (loss)B	.17	.23
Net realized and unrealized gain (loss)	2.06	5.55
Total from investment operations	2.23	5.78
Distributions from net investment income	(.28)	–
Distributions from net realized gain	(1.65)	–
Total distributions	(1.93)	–
Net asset value, end of period	$41.87	$41.57
Total ReturnC,D	5.56%	16.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.48%G
Expenses net of fee waivers, if any	.51%G	.47%G
Expenses net of all reductions	.50%G	.46%G
Net investment income (loss)	.83%G	.69%G
Supplemental Data
Net assets, end of period (in millions)	$14	$9
Portfolio turnover rateH	87%G	84%

 A For the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$360,529
Gross unrealized depreciation	(84,191)
Net unrealized appreciation (depreciation)	$276,338
Tax cost	$1,937,414

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,021,503 and $1,548,202, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$706	$11
Class M	.25%	.25%	1,486	24
Class C	.75%	.25%	675	17
			$2,867	$52

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14
Class M	5
Class C(a)	1
$20

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$526.19
Class M	534.18
Class C	132.20
Fidelity Stock Selector Mid Cap Fund	758.28
Class I	644.21
Class Z	3.05
	$2,597

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $40 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $130, including $1 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$1,504	$3,079
Class M	180	1,865
Fidelity Stock Selector Mid Cap Fund	2,559	1,644
Class I	3,435	4,120
Class Z	70	–
Total	$7,748	$10,708
From net realized gain
Class A	$23,158	$98
Class M	24,722	105
Class C	5,817	–
Fidelity Stock Selector Mid Cap Fund	21,403	39
Class I	27,216	91
Class Z	417	–
Total	$102,733	$333

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017(a)	Six months ended May 31, 2018	Year ended November 30, 2017(a)
Class A
Shares sold	591	914	$23,216	$33,050
Reinvestment of distributions	603	88	23,126	2,963
Shares redeemed	(1,218)	(3,286)	(47,657)	(118,879)
Net increase (decrease)	(24)	(2,284)	$(1,315)	$(82,866)
Class M
Shares sold	463	1,370	$18,178	$50,634
Reinvestment of distributions	628	55	24,265	1,885
Shares redeemed	(1,706)	(4,007)	(66,972)	(145,515)
Net increase (decrease)	(615)	(2,582)	$(24,529)	$(92,996)
Class C
Shares sold	45	131	$1,641	$4,256
Reinvestment of distributions	153	–	5,355	–
Shares redeemed	(619)	(835)	(22,210)	(27,684)
Net increase (decrease)	(421)	(704)	$(15,214)	$(23,428)
Fidelity Stock Selector Mid Cap Fund
Shares sold	1,065	8,585	$43,673	$325,907
Reinvestment of distributions	590	47	23,601	1,639
Shares redeemed	(1,489)	(1,916)	(61,012)	(73,800)
Net increase (decrease)	166	6,716	$6,262	$253,746
Class I
Shares sold	11,975	4,203	$484,838	$158,956
Reinvestment of distributions	746	114	29,881	4,019
Shares redeemed	(22,032)	(2,996)	(893,774)	(113,072)
Net increase (decrease)	(9,311)	1,321	$(379,055)	$49,903
Class Z
Shares sold	151	234	$6,187	$9,125
Reinvestment of distributions	12	–	461	–
Shares redeemed	(33)	(22)	(1,355)	(869)
Net increase (decrease)	130	212	$5,293	$8,256

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to November 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.90%
Actual		$1,000.00	$1,053.60	$4.61
Hypothetical-C		$1,000.00	$1,020.44	$4.53
Class M	1.15%
Actual		$1,000.00	$1,052.40	$5.88
Hypothetical-C		$1,000.00	$1,019.20	$5.79
Class C	1.67%
Actual		$1,000.00	$1,049.70	$8.53
Hypothetical-C		$1,000.00	$1,016.60	$8.40
Fidelity Stock Selector Mid Cap Fund	.75%
Actual		$1,000.00	$1,054.50	$3.84
Hypothetical-C		$1,000.00	$1,021.19	$3.78
Class I	.68%
Actual		$1,000.00	$1,054.90	$3.48
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class Z	.51%
Actual		$1,000.00	$1,055.60	$2.61
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SKD-SANN-0718
1.940902.105

Fidelity Advisor® Value Strategies Fund Class A, Class M, Class C and Class I Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Sempra Energy	2.6
Synchrony Financial	2.6
American Tower Corp.	2.4
Extra Space Storage, Inc.	2.2
Discover Financial Services	2.1
Wells Fargo & Co.	2.1
U.S. Bancorp	2.1
Jazz Pharmaceuticals PLC	2.0
Exelon Corp.	1.8
Equity Lifestyle Properties, Inc.	1.8
21.7

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	19.9
Real Estate	13.6
Consumer Discretionary	12.1
Information Technology	10.4
Industrials	10.2

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 16.8%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co. (a)	931,156	$6,332
Hotels, Restaurants & Leisure - 2.9%
Eldorado Resorts, Inc. (a)	262,400	11,860
U.S. Foods Holding Corp. (a)	464,800	16,584
		28,444
Household Durables - 0.6%
D.R. Horton, Inc.	141,900	5,990
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	306,600	6,233
Leisure Products - 1.0%
Mattel, Inc. (b)	647,900	10,055
Media - 4.1%
Discovery Communications, Inc. Class A (a)(b)	264,900	5,587
GCI Liberty, Inc. (a)	217,100	9,075
Liberty Global PLC Class C (a)	305,000	8,442
Omnicom Group, Inc.	137,900	9,940
Sinclair Broadcast Group, Inc. Class A (b)	279,199	7,650
		40,694
Specialty Retail - 2.2%
Lowe's Companies, Inc.	83,000	7,886
O'Reilly Automotive, Inc. (a)	27,200	7,328
Signet Jewelers Ltd.	143,100	6,153
		21,367

TOTAL CONSUMER DISCRETIONARY		119,115

CONSUMER STAPLES - 4.2%
Beverages - 1.0%
Cott Corp.	617,564	9,731
Food Products - 2.6%
Darling International, Inc. (a)	792,922	14,899
The J.M. Smucker Co.	98,000	10,535
		25,434
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	81,600	6,503

TOTAL CONSUMER STAPLES		41,668

ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	368,400	12,743
Oil, Gas & Consumable Fuels - 8.3%
Andeavor	64,700	9,345
Boardwalk Pipeline Partners, LP	805,636	8,532
Cheniere Energy, Inc. (a)	199,300	13,277
Encana Corp.	597,400	7,602
EQT Corp.	169,600	8,741
GasLog Ltd.	530,261	9,545
Lundin Petroleum AB	423,700	13,433
Teekay Corp. (b)	1,472,713	11,752
		82,227

TOTAL ENERGY		94,970

FINANCIALS - 19.9%
Banks - 4.2%
U.S. Bancorp	413,584	20,675
Wells Fargo & Co.	385,670	20,822
		41,497
Capital Markets - 6.7%
Apollo Global Management LLC Class A	498,550	15,615
Ares Management LP	230,300	5,101
Legg Mason, Inc.	412,417	15,371
State Street Corp.	137,500	13,215
The Blackstone Group LP	545,300	17,411
		66,713
Consumer Finance - 6.7%
Discover Financial Services	286,600	21,168
OneMain Holdings, Inc. (a)	317,300	10,322
SLM Corp. (a)	808,900	9,246
Synchrony Financial	728,913	25,242
		65,978
Diversified Financial Services - 0.7%
Donnelley Financial Solutions, Inc. (a)	474,600	7,290
Insurance - 1.6%
Chubb Ltd.	120,382	15,733

TOTAL FINANCIALS		197,211

HEALTH CARE - 5.5%
Biotechnology - 1.4%
Amgen, Inc.	75,300	13,525
Health Care Providers & Services - 1.6%
CVS Health Corp.	167,900	10,643
McKesson Corp.	39,900	5,663
		16,306
Pharmaceuticals - 2.5%
Allergan PLC	33,300	5,022
Jazz Pharmaceuticals PLC (a)	117,300	19,824
		24,846

TOTAL HEALTH CARE		54,677

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	56,100	12,402
Airlines - 1.4%
American Airlines Group, Inc.	308,000	13,410
Commercial Services & Supplies - 0.9%
The Brink's Co.	118,200	9,367
Construction & Engineering - 1.6%
AECOM (a)	472,100	15,579
Electrical Equipment - 0.7%
Acuity Brands, Inc.	60,600	7,166
Machinery - 1.2%
Allison Transmission Holdings, Inc.	299,475	12,371
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	269,337	14,897
HD Supply Holdings, Inc. (a)	274,200	11,168
		26,065
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	127,800	4,946

TOTAL INDUSTRIALS		101,306

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	253,368	7,429
IT Services - 6.1%
Amdocs Ltd.	185,900	12,541
Booz Allen Hamilton Holding Corp. Class A	147,900	6,669
Cognizant Technology Solutions Corp. Class A	116,400	8,771
Conduent, Inc. (a)	574,200	11,053
DXC Technology Co.	78,300	7,212
First Data Corp. Class A (a)	743,440	14,125
		60,371
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	124,300	12,079
Qualcomm, Inc.	245,600	14,274
		26,353
Software - 0.8%
Micro Focus International PLC	471,400	8,352

TOTAL INFORMATION TECHNOLOGY		102,505

MATERIALS - 8.3%
Chemicals - 7.0%
DowDuPont, Inc.	243,612	15,618
Eastman Chemical Co.	129,334	13,491
LyondellBasell Industries NV Class A	132,692	14,877
Nutrien Ltd.	171,600	8,683
Westlake Chemical Corp.	137,303	15,890
		68,559
Construction Materials - 1.3%
Eagle Materials, Inc.	121,400	13,157

TOTAL MATERIALS		81,716

REAL ESTATE - 13.6%
Equity Real Estate Investment Trusts (REITs) - 12.5%
American Tower Corp.	169,908	23,510
Douglas Emmett, Inc.	435,400	16,759
Equinix, Inc.	38,800	15,398
Equity Lifestyle Properties, Inc.	192,500	17,498
Extra Space Storage, Inc.	225,428	21,697
National Retail Properties, Inc.	416,500	17,256
Outfront Media, Inc.	606,804	12,039
		124,157
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	230,600	10,651

TOTAL REAL ESTATE		134,808

UTILITIES - 6.1%
Electric Utilities - 3.5%
Exelon Corp.	441,100	18,257
PPL Corp.	601,100	16,422
		34,679
Multi-Utilities - 2.6%
Sempra Energy	237,088	25,261

TOTAL UTILITIES		59,940

TOTAL COMMON STOCKS
(Cost $877,067)		987,916

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.76% (c)	1,344,108	1,344
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	30,738,945	30,742
TOTAL MONEY MARKET FUNDS
(Cost $32,086)		32,086
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $909,153)		1,020,002
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(31,155)
NET ASSETS - 100%		$988,847

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	292
Total	$310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$119,115	$119,115	$--	$--
Consumer Staples	41,668	41,668	--	--
Energy	94,970	94,970	--	--
Financials	197,211	197,211	--	--
Health Care	54,677	54,677	--	--
Industrials	101,306	101,306	--	--
Information Technology	102,505	94,153	8,352	--
Materials	81,716	81,716	--	--
Real Estate	134,808	134,808	--	--
Utilities	59,940	59,940	--	--
Money Market Funds	32,086	32,086	--	--
Total Investments in Securities:	$1,020,002	$1,011,650	$8,352	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Netherlands	3.0%
Canada	2.7%
Ireland	2.5%
United Kingdom	1.6%
Switzerland	1.6%
Bermuda	1.6%
Sweden	1.3%
Bailiwick of Guernsey	1.3%
Marshall Islands	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,453) — See accompanying schedule: Unaffiliated issuers (cost $877,067)	$987,916
Fidelity Central Funds (cost $32,086)	32,086
Total Investment in Securities (cost $909,153)		$1,020,002
Receivable for fund shares sold		232
Dividends receivable		1,322
Distributions receivable from Fidelity Central Funds		46
Other receivables		29
Total assets		1,021,631
Liabilities
Payable for fund shares redeemed	$1,347
Accrued management fee	297
Distribution and service plan fees payable	181
Other affiliated payables	176
Other payables and accrued expenses	36
Collateral on securities loaned	30,747
Total liabilities		32,784
Net Assets		$988,847
Net Assets consist of:
Paid in capital		$808,423
Undistributed net investment income		5,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,977
Net unrealized appreciation (depreciation) on investments		110,849
Net Assets		$988,847
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($195,904 ÷ 5,548.7 shares)		$35.31
Maximum offering price per share (100/94.25 of $35.31)		$37.46
Class M:
Net Asset Value and redemption price per share ($251,691 ÷ 6,779.6 shares)		$37.12
Maximum offering price per share (100/96.50 of $37.12)		$38.47
Class C:
Net Asset Value and offering price per share ($40,843 ÷ 1,332.8 shares)(a)		$30.64
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($376,016 ÷ 9,146.2 shares)		$41.11
Class K:
Net Asset Value, offering price and redemption price per share ($56,185 ÷ 1,367.7 shares)		$41.08
Class I:
Net Asset Value, offering price and redemption price per share ($68,208 ÷ 1,766.9 shares)		$38.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$8,981
Income from Fidelity Central Funds		310
Total income		9,291
Expenses
Management fee
Basic fee	$2,852
Performance adjustment	(457)
Transfer agent fees	924
Distribution and service plan fees	1,128
Accounting and security lending fees	178
Custodian fees and expenses	11
Independent trustees' fees and expenses	2
Registration fees	68
Audit	32
Legal	1
Interest	6
Miscellaneous	4
Total expenses before reductions	4,749
Expense reductions	(47)
Total expenses after reductions		4,702
Net investment income (loss)		4,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,919
Foreign currency transactions	5
Total net realized gain (loss)		62,924
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(77,970)
Total change in net unrealized appreciation (depreciation)		(77,970)
Net gain (loss)		(15,046)
Net increase (decrease) in net assets resulting from operations		$(10,457)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,589	$19,237
Net realized gain (loss)	62,924	81,495
Change in net unrealized appreciation (depreciation)	(77,970)	107,647
Net increase (decrease) in net assets resulting from operations	(10,457)	208,379
Distributions to shareholders from net investment income	(13,913)	(18,090)
Distributions to shareholders from net realized gain	(73,150)	(229,818)
Total distributions	(87,063)	(247,908)
Share transactions - net increase (decrease)	(30,341)	(206,873)
Total increase (decrease) in net assets	(127,861)	(246,402)
Net Assets
Beginning of period	1,116,708	1,363,110
End of period	$988,847	$1,116,708
Other Information
Undistributed net investment income end of period	$5,598	$14,922

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.91	$40.25	$39.01	$38.91	$36.02	$27.62
Income from Investment Operations
Net investment income (loss)A	.15	.60B	.56	.35	.25	.23
Net realized and unrealized gain (loss)	(.47)	6.13	1.09	.06	2.87	8.25
Total from investment operations	(.32)	6.73	1.65	.41	3.12	8.48
Distributions from net investment income	(.51)	(.56)	(.40)	(.28)C	(.23)	(.08)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.28)	(8.07)D	(.41)	(.31)	(.23)	(.08)
Net asset value, end of period	$35.31	$38.91	$40.25	$39.01	$38.91	$36.02
Total ReturnE,F,G	(1.03)%	19.84%	4.33%	1.07%	8.74%	30.77%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.91%	.86%	.93%	.96%	1.04%
Expenses net of fee waivers, if any	.96%J	.91%	.86%	.93%	.96%	1.04%
Expenses net of all reductions	.95%J	.90%	.86%	.93%	.96%	1.03%
Net investment income (loss)	.81%J	1.64%B	1.48%	.89%	.68%	.73%
Supplemental Data
Net assets, end of period (in millions)	$196	$212	$203	$215	$233	$243
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $8.07 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$40.69	$41.72	$40.40	$40.28	$37.28	$28.58
Income from Investment Operations
Net investment income (loss)A	.11	.54B	.49	.28	.18	.18
Net realized and unrealized gain (loss)	(.50)	6.40	1.14	.06	2.98	8.54
Total from investment operations	(.39)	6.94	1.63	.34	3.16	8.72
Distributions from net investment income	(.41)	(.46)	(.30)	(.19)C	(.16)	(.02)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.18)	(7.97)D	(.31)	(.22)	(.16)	(.02)
Net asset value, end of period	$37.12	$40.69	$41.72	$40.40	$40.28	$37.28
Total ReturnE,F,G	(1.16)%	19.57%	4.11%	.86%	8.51%	30.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.19%J	1.13%	1.08%	1.15%	1.17%	1.23%
Expenses net of fee waivers, if any	1.19%J	1.13%	1.08%	1.14%	1.17%	1.23%
Expenses net of all reductions	1.18%J	1.13%	1.07%	1.14%	1.17%	1.22%
Net investment income (loss)	.58%J	1.42%B	1.27%	.68%	.47%	.54%
Supplemental Data
Net assets, end of period (in millions)	$252	$271	$263	$294	$324	$335
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.97 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.09	$36.19	$35.12	$35.07	$32.52	$25.06
Income from Investment Operations
Net investment income (loss)A	.01	.28B	.24	.05	(.03)	(.01)
Net realized and unrealized gain (loss)	(.42)	5.43	.97	.07	2.60	7.47
Total from investment operations	(.41)	5.71	1.21	.12	2.57	7.46
Distributions from net investment income	(.27)	(.30)	(.13)	(.04)C	(.02)	–
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.04)	(7.81)D	(.14)	(.07)	(.02)	–
Net asset value, end of period	$30.64	$34.09	$36.19	$35.12	$35.07	$32.52
Total ReturnE,F,G	(1.45)%	18.97%	3.49%	.33%	7.91%	29.77%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.74%J	1.68%	1.63%	1.70%	1.72%	1.78%
Expenses net of fee waivers, if any	1.74%J	1.68%	1.63%	1.69%	1.72%	1.78%
Expenses net of all reductions	1.73%J	1.67%	1.63%	1.69%	1.72%	1.77%
Net investment income (loss)	.04 %J	.87%B	.72%	.13%	(.08)%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$41	$46	$44	$49	$53	$54
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .52%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.81 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.81	$45.17	$43.72	$43.56	$40.28	$30.89
Income from Investment Operations
Net investment income (loss)A	.23	.81B	.76	.51	.40	.37
Net realized and unrealized gain (loss)	(.56)	7.01	1.21	.07	3.21	9.20
Total from investment operations	(.33)	7.82	1.97	.58	3.61	9.57
Distributions from net investment income	(.61)	(.66)	(.51)	(.39)C	(.33)	(.18)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.37)D	(8.18)	(.52)	(.42)	(.33)	(.18)
Net asset value, end of period	$41.11	$44.81	$45.17	$43.72	$43.56	$40.28
Total ReturnE,F	(.90)%	20.18%	4.64%	1.35%	9.05%	31.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.62%	.56%	.67%	.69%	.73%
Expenses net of fee waivers, if any	.68%I	.62%	.56%	.67%	.69%	.73%
Expenses net of all reductions	.68%I	.62%	.55%	.66%	.69%	.72%
Net investment income (loss)	1.09%I	1.93%B	1.79%	1.16%	.95%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$376	$436	$713	$716	$786	$681
Portfolio turnover rateJ	65%I	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.37 per share is comprised of distributions from net investment income of $.608 and distributions from net realized gain of $2.765 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.82	$45.18	$43.74	$43.57	$40.28	$30.89
Income from Investment Operations
Net investment income (loss)A	.25	.86B	.80	.58	.47	.43
Net realized and unrealized gain (loss)	(.55)	7.02	1.22	.07	3.20	9.18
Total from investment operations	(.30)	7.88	2.02	.65	3.67	9.61
Distributions from net investment income	(.67)	(.72)	(.57)	(.45)C	(.38)	(.22)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.44)	(8.24)	(.58)	(.48)	(.38)	(.22)
Net asset value, end of period	$41.08	$44.82	$45.18	$43.74	$43.57	$40.28
Total ReturnD,E	(.85)%	20.36%	4.76%	1.51%	9.21%	31.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.50%	.44%	.51%	.53%	.58%
Expenses net of fee waivers, if any	.56%H	.50%	.44%	.51%	.53%	.58%
Expenses net of all reductions	.55%H	.49%	.43%	.51%	.53%	.57%
Net investment income (loss)	1.21%H	2.05%B	1.91%	1.31%	1.11%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$56	$79	$68	$72	$97	$119
Portfolio turnover rateI	65%H	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$42.27	$43.07	$41.71	$41.57	$38.46	$29.51
Income from Investment Operations
Net investment income (loss)A	.21	.74B	.70	.48	.37	.34
Net realized and unrealized gain (loss)	(.52)	6.64	1.15	.08	3.06	8.79
Total from investment operations	(.31)	7.38	1.85	.56	3.43	9.13
Distributions from net investment income	(.59)	(.66)	(.48)	(.39)C	(.32)	(.18)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.36)	(8.18)	(.49)	(.42)	(.32)	(.18)
Net asset value, end of period	$38.60	$42.27	$43.07	$41.71	$41.57	$38.46
Total ReturnD,E	(.92)%	20.13%	4.57%	1.36%	9.01%	31.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.67%	.61%	.68%	.71%	.76%
Expenses net of fee waivers, if any	.72%H	.67%	.61%	.68%	.71%	.76%
Expenses net of all reductions	.72%H	.66%	.61%	.68%	.71%	.75%
Net investment income (loss)	1.05%H	1.88%B	1.74%	1.14%	.93%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$68	$72	$73	$65	$86	$74
Portfolio turnover rateI	65%H	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.53%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$151,618
Gross unrealized depreciation	(41,393)
Net unrealized appreciation (depreciation)	$110,225
Tax cost	$909,777

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $340,881 and $438,127, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$254	$6
Class M	.25%	.25%	652	19
Class C	.75%	.25%	222	10
			$1,128	$35

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class M	3
Class C(a)	3
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$201.20
Class M	231.18
Class C	49.22
Fidelity Value Strategies Fund	351.17
Class K	16.05
Class I	76.21
	$924

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,060	1.63%	$6

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $292. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41 for the period

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$2,758	$2,766
Class M	2,730	2,831
Class C	365	357
Fidelity Value Strategies Fund	5,863	9,926
Class K	1,178	1,087
Class I	1,019	1,123
Total	$13,913	$18,090
From net realized gain
Class A	$14,864	$37,462
Class M	18,324	46,673
Class C	3,697	9,088
Fidelity Value Strategies Fund	26,664	112,547
Class K	4,859	11,298
Class I	4,742	12,750
Total	$73,150	$229,818

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	135	296	$4,845	$10,638
Reinvestment of distributions	464	1,127	16,785	37,943
Shares redeemed	(493)	(1,026)	(17,826)	(36,865)
Net increase (decrease)	106	397	$3,804	$11,716
Class M
Shares sold	150	349	$5,650	$13,029
Reinvestment of distributions	516	1,294	19,633	45,666
Shares redeemed	(550)	(1,277)	(20,794)	(48,234)
Net increase (decrease)	116	366	$4,489	$10,461
Class C
Shares sold	64	89	$2,031	$2,827
Reinvestment of distributions	126	307	3,972	9,116
Shares redeemed	(209)	(264)	(6,546)	(8,379)
Net increase (decrease)	(19)	132	$(543)	$3,564
Fidelity Value Strategies Fund
Shares sold	330	1,169	$14,000	$50,402
Reinvestment of distributions	730	2,966	30,693	114,742
Shares redeemed	(1,640)	(10,188)	(68,549)	(409,648)
Net increase (decrease)	(580)	(6,053)	$(23,856)	$(244,504)
Class K
Shares sold	220	617	$9,345	$26,514
Reinvestment of distributions	144	321	6,037	12,384
Shares redeemed	(767)	(665)	(31,819)	(27,215)
Net increase (decrease)	(403)	273	$(16,437)	$11,683
Class I
Shares sold	123	459	$4,901	$17,823
Reinvestment of distributions	139	339	5,482	12,386
Shares redeemed	(209)	(774)	(8,181)	(30,001)
Net increase (decrease)	53	24	$2,202	$208

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.96%
Actual		$1,000.00	$989.70	$4.76
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.19%
Actual		$1,000.00	$988.40	$5.90
Hypothetical-C		$1,000.00	$1,019.00	$5.99
Class C	1.74%
Actual		$1,000.00	$985.50	$8.61
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Fidelity Value Strategies Fund	.68%
Actual		$1,000.00	$991.00	$3.38
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class K	.56%
Actual		$1,000.00	$991.50	$2.78
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class I	.72%
Actual		$1,000.00	$990.80	$3.57
Hypothetical-C		$1,000.00	$1,021.34	$3.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

SO-SANN-0718
1.704744.120

Fidelity® Value Strategies Fund Class K Semi-Annual Report May 31, 2018 (A class of Fidelity Advisor® Value Strategies Fund)

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Sempra Energy	2.6
Synchrony Financial	2.6
American Tower Corp.	2.4
Extra Space Storage, Inc.	2.2
Discover Financial Services	2.1
Wells Fargo & Co.	2.1
U.S. Bancorp	2.1
Jazz Pharmaceuticals PLC	2.0
Exelon Corp.	1.8
Equity Lifestyle Properties, Inc.	1.8
21.7

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	19.9
Real Estate	13.6
Consumer Discretionary	12.1
Information Technology	10.4
Industrials	10.2

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 16.8%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co. (a)	931,156	$6,332
Hotels, Restaurants & Leisure - 2.9%
Eldorado Resorts, Inc. (a)	262,400	11,860
U.S. Foods Holding Corp. (a)	464,800	16,584
		28,444
Household Durables - 0.6%
D.R. Horton, Inc.	141,900	5,990
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	306,600	6,233
Leisure Products - 1.0%
Mattel, Inc. (b)	647,900	10,055
Media - 4.1%
Discovery Communications, Inc. Class A (a)(b)	264,900	5,587
GCI Liberty, Inc. (a)	217,100	9,075
Liberty Global PLC Class C (a)	305,000	8,442
Omnicom Group, Inc.	137,900	9,940
Sinclair Broadcast Group, Inc. Class A (b)	279,199	7,650
		40,694
Specialty Retail - 2.2%
Lowe's Companies, Inc.	83,000	7,886
O'Reilly Automotive, Inc. (a)	27,200	7,328
Signet Jewelers Ltd.	143,100	6,153
		21,367

TOTAL CONSUMER DISCRETIONARY		119,115

CONSUMER STAPLES - 4.2%
Beverages - 1.0%
Cott Corp.	617,564	9,731
Food Products - 2.6%
Darling International, Inc. (a)	792,922	14,899
The J.M. Smucker Co.	98,000	10,535
		25,434
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	81,600	6,503

TOTAL CONSUMER STAPLES		41,668

ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	368,400	12,743
Oil, Gas & Consumable Fuels - 8.3%
Andeavor	64,700	9,345
Boardwalk Pipeline Partners, LP	805,636	8,532
Cheniere Energy, Inc. (a)	199,300	13,277
Encana Corp.	597,400	7,602
EQT Corp.	169,600	8,741
GasLog Ltd.	530,261	9,545
Lundin Petroleum AB	423,700	13,433
Teekay Corp. (b)	1,472,713	11,752
		82,227

TOTAL ENERGY		94,970

FINANCIALS - 19.9%
Banks - 4.2%
U.S. Bancorp	413,584	20,675
Wells Fargo & Co.	385,670	20,822
		41,497
Capital Markets - 6.7%
Apollo Global Management LLC Class A	498,550	15,615
Ares Management LP	230,300	5,101
Legg Mason, Inc.	412,417	15,371
State Street Corp.	137,500	13,215
The Blackstone Group LP	545,300	17,411
		66,713
Consumer Finance - 6.7%
Discover Financial Services	286,600	21,168
OneMain Holdings, Inc. (a)	317,300	10,322
SLM Corp. (a)	808,900	9,246
Synchrony Financial	728,913	25,242
		65,978
Diversified Financial Services - 0.7%
Donnelley Financial Solutions, Inc. (a)	474,600	7,290
Insurance - 1.6%
Chubb Ltd.	120,382	15,733

TOTAL FINANCIALS		197,211

HEALTH CARE - 5.5%
Biotechnology - 1.4%
Amgen, Inc.	75,300	13,525
Health Care Providers & Services - 1.6%
CVS Health Corp.	167,900	10,643
McKesson Corp.	39,900	5,663
		16,306
Pharmaceuticals - 2.5%
Allergan PLC	33,300	5,022
Jazz Pharmaceuticals PLC (a)	117,300	19,824
		24,846

TOTAL HEALTH CARE		54,677

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	56,100	12,402
Airlines - 1.4%
American Airlines Group, Inc.	308,000	13,410
Commercial Services & Supplies - 0.9%
The Brink's Co.	118,200	9,367
Construction & Engineering - 1.6%
AECOM (a)	472,100	15,579
Electrical Equipment - 0.7%
Acuity Brands, Inc.	60,600	7,166
Machinery - 1.2%
Allison Transmission Holdings, Inc.	299,475	12,371
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	269,337	14,897
HD Supply Holdings, Inc. (a)	274,200	11,168
		26,065
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	127,800	4,946

TOTAL INDUSTRIALS		101,306

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	253,368	7,429
IT Services - 6.1%
Amdocs Ltd.	185,900	12,541
Booz Allen Hamilton Holding Corp. Class A	147,900	6,669
Cognizant Technology Solutions Corp. Class A	116,400	8,771
Conduent, Inc. (a)	574,200	11,053
DXC Technology Co.	78,300	7,212
First Data Corp. Class A (a)	743,440	14,125
		60,371
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	124,300	12,079
Qualcomm, Inc.	245,600	14,274
		26,353
Software - 0.8%
Micro Focus International PLC	471,400	8,352

TOTAL INFORMATION TECHNOLOGY		102,505

MATERIALS - 8.3%
Chemicals - 7.0%
DowDuPont, Inc.	243,612	15,618
Eastman Chemical Co.	129,334	13,491
LyondellBasell Industries NV Class A	132,692	14,877
Nutrien Ltd.	171,600	8,683
Westlake Chemical Corp.	137,303	15,890
		68,559
Construction Materials - 1.3%
Eagle Materials, Inc.	121,400	13,157

TOTAL MATERIALS		81,716

REAL ESTATE - 13.6%
Equity Real Estate Investment Trusts (REITs) - 12.5%
American Tower Corp.	169,908	23,510
Douglas Emmett, Inc.	435,400	16,759
Equinix, Inc.	38,800	15,398
Equity Lifestyle Properties, Inc.	192,500	17,498
Extra Space Storage, Inc.	225,428	21,697
National Retail Properties, Inc.	416,500	17,256
Outfront Media, Inc.	606,804	12,039
		124,157
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	230,600	10,651

TOTAL REAL ESTATE		134,808

UTILITIES - 6.1%
Electric Utilities - 3.5%
Exelon Corp.	441,100	18,257
PPL Corp.	601,100	16,422
		34,679
Multi-Utilities - 2.6%
Sempra Energy	237,088	25,261

TOTAL UTILITIES		59,940

TOTAL COMMON STOCKS
(Cost $877,067)		987,916

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.76% (c)	1,344,108	1,344
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	30,738,945	30,742
TOTAL MONEY MARKET FUNDS
(Cost $32,086)		32,086
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $909,153)		1,020,002
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(31,155)
NET ASSETS - 100%		$988,847

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	292
Total	$310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$119,115	$119,115	$--	$--
Consumer Staples	41,668	41,668	--	--
Energy	94,970	94,970	--	--
Financials	197,211	197,211	--	--
Health Care	54,677	54,677	--	--
Industrials	101,306	101,306	--	--
Information Technology	102,505	94,153	8,352	--
Materials	81,716	81,716	--	--
Real Estate	134,808	134,808	--	--
Utilities	59,940	59,940	--	--
Money Market Funds	32,086	32,086	--	--
Total Investments in Securities:	$1,020,002	$1,011,650	$8,352	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Netherlands	3.0%
Canada	2.7%
Ireland	2.5%
United Kingdom	1.6%
Switzerland	1.6%
Bermuda	1.6%
Sweden	1.3%
Bailiwick of Guernsey	1.3%
Marshall Islands	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,453) — See accompanying schedule: Unaffiliated issuers (cost $877,067)	$987,916
Fidelity Central Funds (cost $32,086)	32,086
Total Investment in Securities (cost $909,153)		$1,020,002
Receivable for fund shares sold		232
Dividends receivable		1,322
Distributions receivable from Fidelity Central Funds		46
Other receivables		29
Total assets		1,021,631
Liabilities
Payable for fund shares redeemed	$1,347
Accrued management fee	297
Distribution and service plan fees payable	181
Other affiliated payables	176
Other payables and accrued expenses	36
Collateral on securities loaned	30,747
Total liabilities		32,784
Net Assets		$988,847
Net Assets consist of:
Paid in capital		$808,423
Undistributed net investment income		5,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,977
Net unrealized appreciation (depreciation) on investments		110,849
Net Assets		$988,847
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($195,904 ÷ 5,548.7 shares)		$35.31
Maximum offering price per share (100/94.25 of $35.31)		$37.46
Class M:
Net Asset Value and redemption price per share ($251,691 ÷ 6,779.6 shares)		$37.12
Maximum offering price per share (100/96.50 of $37.12)		$38.47
Class C:
Net Asset Value and offering price per share ($40,843 ÷ 1,332.8 shares)(a)		$30.64
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($376,016 ÷ 9,146.2 shares)		$41.11
Class K:
Net Asset Value, offering price and redemption price per share ($56,185 ÷ 1,367.7 shares)		$41.08
Class I:
Net Asset Value, offering price and redemption price per share ($68,208 ÷ 1,766.9 shares)		$38.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$8,981
Income from Fidelity Central Funds		310
Total income		9,291
Expenses
Management fee
Basic fee	$2,852
Performance adjustment	(457)
Transfer agent fees	924
Distribution and service plan fees	1,128
Accounting and security lending fees	178
Custodian fees and expenses	11
Independent trustees' fees and expenses	2
Registration fees	68
Audit	32
Legal	1
Interest	6
Miscellaneous	4
Total expenses before reductions	4,749
Expense reductions	(47)
Total expenses after reductions		4,702
Net investment income (loss)		4,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,919
Foreign currency transactions	5
Total net realized gain (loss)		62,924
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(77,970)
Total change in net unrealized appreciation (depreciation)		(77,970)
Net gain (loss)		(15,046)
Net increase (decrease) in net assets resulting from operations		$(10,457)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,589	$19,237
Net realized gain (loss)	62,924	81,495
Change in net unrealized appreciation (depreciation)	(77,970)	107,647
Net increase (decrease) in net assets resulting from operations	(10,457)	208,379
Distributions to shareholders from net investment income	(13,913)	(18,090)
Distributions to shareholders from net realized gain	(73,150)	(229,818)
Total distributions	(87,063)	(247,908)
Share transactions - net increase (decrease)	(30,341)	(206,873)
Total increase (decrease) in net assets	(127,861)	(246,402)
Net Assets
Beginning of period	1,116,708	1,363,110
End of period	$988,847	$1,116,708
Other Information
Undistributed net investment income end of period	$5,598	$14,922

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.91	$40.25	$39.01	$38.91	$36.02	$27.62
Income from Investment Operations
Net investment income (loss)A	.15	.60B	.56	.35	.25	.23
Net realized and unrealized gain (loss)	(.47)	6.13	1.09	.06	2.87	8.25
Total from investment operations	(.32)	6.73	1.65	.41	3.12	8.48
Distributions from net investment income	(.51)	(.56)	(.40)	(.28)C	(.23)	(.08)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.28)	(8.07)D	(.41)	(.31)	(.23)	(.08)
Net asset value, end of period	$35.31	$38.91	$40.25	$39.01	$38.91	$36.02
Total ReturnE,F,G	(1.03)%	19.84%	4.33%	1.07%	8.74%	30.77%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.91%	.86%	.93%	.96%	1.04%
Expenses net of fee waivers, if any	.96%J	.91%	.86%	.93%	.96%	1.04%
Expenses net of all reductions	.95%J	.90%	.86%	.93%	.96%	1.03%
Net investment income (loss)	.81%J	1.64%B	1.48%	.89%	.68%	.73%
Supplemental Data
Net assets, end of period (in millions)	$196	$212	$203	$215	$233	$243
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $8.07 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$40.69	$41.72	$40.40	$40.28	$37.28	$28.58
Income from Investment Operations
Net investment income (loss)A	.11	.54B	.49	.28	.18	.18
Net realized and unrealized gain (loss)	(.50)	6.40	1.14	.06	2.98	8.54
Total from investment operations	(.39)	6.94	1.63	.34	3.16	8.72
Distributions from net investment income	(.41)	(.46)	(.30)	(.19)C	(.16)	(.02)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.18)	(7.97)D	(.31)	(.22)	(.16)	(.02)
Net asset value, end of period	$37.12	$40.69	$41.72	$40.40	$40.28	$37.28
Total ReturnE,F,G	(1.16)%	19.57%	4.11%	.86%	8.51%	30.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.19%J	1.13%	1.08%	1.15%	1.17%	1.23%
Expenses net of fee waivers, if any	1.19%J	1.13%	1.08%	1.14%	1.17%	1.23%
Expenses net of all reductions	1.18%J	1.13%	1.07%	1.14%	1.17%	1.22%
Net investment income (loss)	.58%J	1.42%B	1.27%	.68%	.47%	.54%
Supplemental Data
Net assets, end of period (in millions)	$252	$271	$263	$294	$324	$335
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.97 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.09	$36.19	$35.12	$35.07	$32.52	$25.06
Income from Investment Operations
Net investment income (loss)A	.01	.28B	.24	.05	(.03)	(.01)
Net realized and unrealized gain (loss)	(.42)	5.43	.97	.07	2.60	7.47
Total from investment operations	(.41)	5.71	1.21	.12	2.57	7.46
Distributions from net investment income	(.27)	(.30)	(.13)	(.04)C	(.02)	–
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.04)	(7.81)D	(.14)	(.07)	(.02)	–
Net asset value, end of period	$30.64	$34.09	$36.19	$35.12	$35.07	$32.52
Total ReturnE,F,G	(1.45)%	18.97%	3.49%	.33%	7.91%	29.77%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.74%J	1.68%	1.63%	1.70%	1.72%	1.78%
Expenses net of fee waivers, if any	1.74%J	1.68%	1.63%	1.69%	1.72%	1.78%
Expenses net of all reductions	1.73%J	1.67%	1.63%	1.69%	1.72%	1.77%
Net investment income (loss)	.04 %J	.87%B	.72%	.13%	(.08)%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$41	$46	$44	$49	$53	$54
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .52%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.81 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.81	$45.17	$43.72	$43.56	$40.28	$30.89
Income from Investment Operations
Net investment income (loss)A	.23	.81B	.76	.51	.40	.37
Net realized and unrealized gain (loss)	(.56)	7.01	1.21	.07	3.21	9.20
Total from investment operations	(.33)	7.82	1.97	.58	3.61	9.57
Distributions from net investment income	(.61)	(.66)	(.51)	(.39)C	(.33)	(.18)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.37)D	(8.18)	(.52)	(.42)	(.33)	(.18)
Net asset value, end of period	$41.11	$44.81	$45.17	$43.72	$43.56	$40.28
Total ReturnE,F	(.90)%	20.18%	4.64%	1.35%	9.05%	31.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.62%	.56%	.67%	.69%	.73%
Expenses net of fee waivers, if any	.68%I	.62%	.56%	.67%	.69%	.73%
Expenses net of all reductions	.68%I	.62%	.55%	.66%	.69%	.72%
Net investment income (loss)	1.09%I	1.93%B	1.79%	1.16%	.95%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$376	$436	$713	$716	$786	$681
Portfolio turnover rateJ	65%I	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.37 per share is comprised of distributions from net investment income of $.608 and distributions from net realized gain of $2.765 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.82	$45.18	$43.74	$43.57	$40.28	$30.89
Income from Investment Operations
Net investment income (loss)A	.25	.86B	.80	.58	.47	.43
Net realized and unrealized gain (loss)	(.55)	7.02	1.22	.07	3.20	9.18
Total from investment operations	(.30)	7.88	2.02	.65	3.67	9.61
Distributions from net investment income	(.67)	(.72)	(.57)	(.45)C	(.38)	(.22)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.44)	(8.24)	(.58)	(.48)	(.38)	(.22)
Net asset value, end of period	$41.08	$44.82	$45.18	$43.74	$43.57	$40.28
Total ReturnD,E	(.85)%	20.36%	4.76%	1.51%	9.21%	31.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.50%	.44%	.51%	.53%	.58%
Expenses net of fee waivers, if any	.56%H	.50%	.44%	.51%	.53%	.58%
Expenses net of all reductions	.55%H	.49%	.43%	.51%	.53%	.57%
Net investment income (loss)	1.21%H	2.05%B	1.91%	1.31%	1.11%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$56	$79	$68	$72	$97	$119
Portfolio turnover rateI	65%H	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$42.27	$43.07	$41.71	$41.57	$38.46	$29.51
Income from Investment Operations
Net investment income (loss)A	.21	.74B	.70	.48	.37	.34
Net realized and unrealized gain (loss)	(.52)	6.64	1.15	.08	3.06	8.79
Total from investment operations	(.31)	7.38	1.85	.56	3.43	9.13
Distributions from net investment income	(.59)	(.66)	(.48)	(.39)C	(.32)	(.18)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.36)	(8.18)	(.49)	(.42)	(.32)	(.18)
Net asset value, end of period	$38.60	$42.27	$43.07	$41.71	$41.57	$38.46
Total ReturnD,E	(.92)%	20.13%	4.57%	1.36%	9.01%	31.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.67%	.61%	.68%	.71%	.76%
Expenses net of fee waivers, if any	.72%H	.67%	.61%	.68%	.71%	.76%
Expenses net of all reductions	.72%H	.66%	.61%	.68%	.71%	.75%
Net investment income (loss)	1.05%H	1.88%B	1.74%	1.14%	.93%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$68	$72	$73	$65	$86	$74
Portfolio turnover rateI	65%H	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.53%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$151,618
Gross unrealized depreciation	(41,393)
Net unrealized appreciation (depreciation)	$110,225
Tax cost	$909,777

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $340,881 and $438,127, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$254	$6
Class M	.25%	.25%	652	19
Class C	.75%	.25%	222	10
			$1,128	$35

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class M	3
Class C(a)	3
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$201.20
Class M	231.18
Class C	49.22
Fidelity Value Strategies Fund	351.17
Class K	16.05
Class I	76.21
	$924

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,060	1.63%	$6

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $292. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41 for the period

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$2,758	$2,766
Class M	2,730	2,831
Class C	365	357
Fidelity Value Strategies Fund	5,863	9,926
Class K	1,178	1,087
Class I	1,019	1,123
Total	$13,913	$18,090
From net realized gain
Class A	$14,864	$37,462
Class M	18,324	46,673
Class C	3,697	9,088
Fidelity Value Strategies Fund	26,664	112,547
Class K	4,859	11,298
Class I	4,742	12,750
Total	$73,150	$229,818

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	135	296	$4,845	$10,638
Reinvestment of distributions	464	1,127	16,785	37,943
Shares redeemed	(493)	(1,026)	(17,826)	(36,865)
Net increase (decrease)	106	397	$3,804	$11,716
Class M
Shares sold	150	349	$5,650	$13,029
Reinvestment of distributions	516	1,294	19,633	45,666
Shares redeemed	(550)	(1,277)	(20,794)	(48,234)
Net increase (decrease)	116	366	$4,489	$10,461
Class C
Shares sold	64	89	$2,031	$2,827
Reinvestment of distributions	126	307	3,972	9,116
Shares redeemed	(209)	(264)	(6,546)	(8,379)
Net increase (decrease)	(19)	132	$(543)	$3,564
Fidelity Value Strategies Fund
Shares sold	330	1,169	$14,000	$50,402
Reinvestment of distributions	730	2,966	30,693	114,742
Shares redeemed	(1,640)	(10,188)	(68,549)	(409,648)
Net increase (decrease)	(580)	(6,053)	$(23,856)	$(244,504)
Class K
Shares sold	220	617	$9,345	$26,514
Reinvestment of distributions	144	321	6,037	12,384
Shares redeemed	(767)	(665)	(31,819)	(27,215)
Net increase (decrease)	(403)	273	$(16,437)	$11,683
Class I
Shares sold	123	459	$4,901	$17,823
Reinvestment of distributions	139	339	5,482	12,386
Shares redeemed	(209)	(774)	(8,181)	(30,001)
Net increase (decrease)	53	24	$2,202	$208

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.96%
Actual		$1,000.00	$989.70	$4.76
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.19%
Actual		$1,000.00	$988.40	$5.90
Hypothetical-C		$1,000.00	$1,019.00	$5.99
Class C	1.74%
Actual		$1,000.00	$985.50	$8.61
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Fidelity Value Strategies Fund	.68%
Actual		$1,000.00	$991.00	$3.38
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class K	.56%
Actual		$1,000.00	$991.50	$2.78
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class I	.72%
Actual		$1,000.00	$990.80	$3.57
Hypothetical-C		$1,000.00	$1,021.34	$3.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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SOI-K-SANN-0718
1.863339.109

Fidelity® Value Strategies Fund Semi-Annual Report May 31, 2018 Fidelity® Value Strategies Fund is a class of Fidelity Advisor® Value Strategies Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Sempra Energy	2.6
Synchrony Financial	2.6
American Tower Corp.	2.4
Extra Space Storage, Inc.	2.2
Discover Financial Services	2.1
Wells Fargo & Co.	2.1
U.S. Bancorp	2.1
Jazz Pharmaceuticals PLC	2.0
Exelon Corp.	1.8
Equity Lifestyle Properties, Inc.	1.8
21.7

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Financials	19.9
Real Estate	13.6
Consumer Discretionary	12.1
Information Technology	10.4
Industrials	10.2

Asset Allocation (% of fund's net assets)

As of May 31, 2018 *
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 16.8%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt Co. (a)	931,156	$6,332
Hotels, Restaurants & Leisure - 2.9%
Eldorado Resorts, Inc. (a)	262,400	11,860
U.S. Foods Holding Corp. (a)	464,800	16,584
		28,444
Household Durables - 0.6%
D.R. Horton, Inc.	141,900	5,990
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	306,600	6,233
Leisure Products - 1.0%
Mattel, Inc. (b)	647,900	10,055
Media - 4.1%
Discovery Communications, Inc. Class A (a)(b)	264,900	5,587
GCI Liberty, Inc. (a)	217,100	9,075
Liberty Global PLC Class C (a)	305,000	8,442
Omnicom Group, Inc.	137,900	9,940
Sinclair Broadcast Group, Inc. Class A (b)	279,199	7,650
		40,694
Specialty Retail - 2.2%
Lowe's Companies, Inc.	83,000	7,886
O'Reilly Automotive, Inc. (a)	27,200	7,328
Signet Jewelers Ltd.	143,100	6,153
		21,367

TOTAL CONSUMER DISCRETIONARY		119,115

CONSUMER STAPLES - 4.2%
Beverages - 1.0%
Cott Corp.	617,564	9,731
Food Products - 2.6%
Darling International, Inc. (a)	792,922	14,899
The J.M. Smucker Co.	98,000	10,535
		25,434
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	81,600	6,503

TOTAL CONSUMER STAPLES		41,668

ENERGY - 9.6%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	368,400	12,743
Oil, Gas & Consumable Fuels - 8.3%
Andeavor	64,700	9,345
Boardwalk Pipeline Partners, LP	805,636	8,532
Cheniere Energy, Inc. (a)	199,300	13,277
Encana Corp.	597,400	7,602
EQT Corp.	169,600	8,741
GasLog Ltd.	530,261	9,545
Lundin Petroleum AB	423,700	13,433
Teekay Corp. (b)	1,472,713	11,752
		82,227

TOTAL ENERGY		94,970

FINANCIALS - 19.9%
Banks - 4.2%
U.S. Bancorp	413,584	20,675
Wells Fargo & Co.	385,670	20,822
		41,497
Capital Markets - 6.7%
Apollo Global Management LLC Class A	498,550	15,615
Ares Management LP	230,300	5,101
Legg Mason, Inc.	412,417	15,371
State Street Corp.	137,500	13,215
The Blackstone Group LP	545,300	17,411
		66,713
Consumer Finance - 6.7%
Discover Financial Services	286,600	21,168
OneMain Holdings, Inc. (a)	317,300	10,322
SLM Corp. (a)	808,900	9,246
Synchrony Financial	728,913	25,242
		65,978
Diversified Financial Services - 0.7%
Donnelley Financial Solutions, Inc. (a)	474,600	7,290
Insurance - 1.6%
Chubb Ltd.	120,382	15,733

TOTAL FINANCIALS		197,211

HEALTH CARE - 5.5%
Biotechnology - 1.4%
Amgen, Inc.	75,300	13,525
Health Care Providers & Services - 1.6%
CVS Health Corp.	167,900	10,643
McKesson Corp.	39,900	5,663
		16,306
Pharmaceuticals - 2.5%
Allergan PLC	33,300	5,022
Jazz Pharmaceuticals PLC (a)	117,300	19,824
		24,846

TOTAL HEALTH CARE		54,677

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	56,100	12,402
Airlines - 1.4%
American Airlines Group, Inc.	308,000	13,410
Commercial Services & Supplies - 0.9%
The Brink's Co.	118,200	9,367
Construction & Engineering - 1.6%
AECOM (a)	472,100	15,579
Electrical Equipment - 0.7%
Acuity Brands, Inc.	60,600	7,166
Machinery - 1.2%
Allison Transmission Holdings, Inc.	299,475	12,371
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	269,337	14,897
HD Supply Holdings, Inc. (a)	274,200	11,168
		26,065
Transportation Infrastructure - 0.5%
Macquarie Infrastructure Co. LLC	127,800	4,946

TOTAL INDUSTRIALS		101,306

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	253,368	7,429
IT Services - 6.1%
Amdocs Ltd.	185,900	12,541
Booz Allen Hamilton Holding Corp. Class A	147,900	6,669
Cognizant Technology Solutions Corp. Class A	116,400	8,771
Conduent, Inc. (a)	574,200	11,053
DXC Technology Co.	78,300	7,212
First Data Corp. Class A (a)	743,440	14,125
		60,371
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	124,300	12,079
Qualcomm, Inc.	245,600	14,274
		26,353
Software - 0.8%
Micro Focus International PLC	471,400	8,352

TOTAL INFORMATION TECHNOLOGY		102,505

MATERIALS - 8.3%
Chemicals - 7.0%
DowDuPont, Inc.	243,612	15,618
Eastman Chemical Co.	129,334	13,491
LyondellBasell Industries NV Class A	132,692	14,877
Nutrien Ltd.	171,600	8,683
Westlake Chemical Corp.	137,303	15,890
		68,559
Construction Materials - 1.3%
Eagle Materials, Inc.	121,400	13,157

TOTAL MATERIALS		81,716

REAL ESTATE - 13.6%
Equity Real Estate Investment Trusts (REITs) - 12.5%
American Tower Corp.	169,908	23,510
Douglas Emmett, Inc.	435,400	16,759
Equinix, Inc.	38,800	15,398
Equity Lifestyle Properties, Inc.	192,500	17,498
Extra Space Storage, Inc.	225,428	21,697
National Retail Properties, Inc.	416,500	17,256
Outfront Media, Inc.	606,804	12,039
		124,157
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	230,600	10,651

TOTAL REAL ESTATE		134,808

UTILITIES - 6.1%
Electric Utilities - 3.5%
Exelon Corp.	441,100	18,257
PPL Corp.	601,100	16,422
		34,679
Multi-Utilities - 2.6%
Sempra Energy	237,088	25,261

TOTAL UTILITIES		59,940

TOTAL COMMON STOCKS
(Cost $877,067)		987,916

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.76% (c)	1,344,108	1,344
Fidelity Securities Lending Cash Central Fund 1.76% (c)(d)	30,738,945	30,742
TOTAL MONEY MARKET FUNDS
(Cost $32,086)		32,086
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $909,153)		1,020,002
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(31,155)
NET ASSETS - 100%		$988,847

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	292
Total	$310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$119,115	$119,115	$--	$--
Consumer Staples	41,668	41,668	--	--
Energy	94,970	94,970	--	--
Financials	197,211	197,211	--	--
Health Care	54,677	54,677	--	--
Industrials	101,306	101,306	--	--
Information Technology	102,505	94,153	8,352	--
Materials	81,716	81,716	--	--
Real Estate	134,808	134,808	--	--
Utilities	59,940	59,940	--	--
Money Market Funds	32,086	32,086	--	--
Total Investments in Securities:	$1,020,002	$1,011,650	$8,352	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.2%
Netherlands	3.0%
Canada	2.7%
Ireland	2.5%
United Kingdom	1.6%
Switzerland	1.6%
Bermuda	1.6%
Sweden	1.3%
Bailiwick of Guernsey	1.3%
Marshall Islands	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,453) — See accompanying schedule: Unaffiliated issuers (cost $877,067)	$987,916
Fidelity Central Funds (cost $32,086)	32,086
Total Investment in Securities (cost $909,153)		$1,020,002
Receivable for fund shares sold		232
Dividends receivable		1,322
Distributions receivable from Fidelity Central Funds		46
Other receivables		29
Total assets		1,021,631
Liabilities
Payable for fund shares redeemed	$1,347
Accrued management fee	297
Distribution and service plan fees payable	181
Other affiliated payables	176
Other payables and accrued expenses	36
Collateral on securities loaned	30,747
Total liabilities		32,784
Net Assets		$988,847
Net Assets consist of:
Paid in capital		$808,423
Undistributed net investment income		5,598
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		63,977
Net unrealized appreciation (depreciation) on investments		110,849
Net Assets		$988,847
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($195,904 ÷ 5,548.7 shares)		$35.31
Maximum offering price per share (100/94.25 of $35.31)		$37.46
Class M:
Net Asset Value and redemption price per share ($251,691 ÷ 6,779.6 shares)		$37.12
Maximum offering price per share (100/96.50 of $37.12)		$38.47
Class C:
Net Asset Value and offering price per share ($40,843 ÷ 1,332.8 shares)(a)		$30.64
Fidelity Value Strategies Fund:
Net Asset Value, offering price and redemption price per share ($376,016 ÷ 9,146.2 shares)		$41.11
Class K:
Net Asset Value, offering price and redemption price per share ($56,185 ÷ 1,367.7 shares)		$41.08
Class I:
Net Asset Value, offering price and redemption price per share ($68,208 ÷ 1,766.9 shares)		$38.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$8,981
Income from Fidelity Central Funds		310
Total income		9,291
Expenses
Management fee
Basic fee	$2,852
Performance adjustment	(457)
Transfer agent fees	924
Distribution and service plan fees	1,128
Accounting and security lending fees	178
Custodian fees and expenses	11
Independent trustees' fees and expenses	2
Registration fees	68
Audit	32
Legal	1
Interest	6
Miscellaneous	4
Total expenses before reductions	4,749
Expense reductions	(47)
Total expenses after reductions		4,702
Net investment income (loss)		4,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,919
Foreign currency transactions	5
Total net realized gain (loss)		62,924
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(77,970)
Total change in net unrealized appreciation (depreciation)		(77,970)
Net gain (loss)		(15,046)
Net increase (decrease) in net assets resulting from operations		$(10,457)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,589	$19,237
Net realized gain (loss)	62,924	81,495
Change in net unrealized appreciation (depreciation)	(77,970)	107,647
Net increase (decrease) in net assets resulting from operations	(10,457)	208,379
Distributions to shareholders from net investment income	(13,913)	(18,090)
Distributions to shareholders from net realized gain	(73,150)	(229,818)
Total distributions	(87,063)	(247,908)
Share transactions - net increase (decrease)	(30,341)	(206,873)
Total increase (decrease) in net assets	(127,861)	(246,402)
Net Assets
Beginning of period	1,116,708	1,363,110
End of period	$988,847	$1,116,708
Other Information
Undistributed net investment income end of period	$5,598	$14,922

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Value Strategies Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$38.91	$40.25	$39.01	$38.91	$36.02	$27.62
Income from Investment Operations
Net investment income (loss)A	.15	.60B	.56	.35	.25	.23
Net realized and unrealized gain (loss)	(.47)	6.13	1.09	.06	2.87	8.25
Total from investment operations	(.32)	6.73	1.65	.41	3.12	8.48
Distributions from net investment income	(.51)	(.56)	(.40)	(.28)C	(.23)	(.08)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.28)	(8.07)D	(.41)	(.31)	(.23)	(.08)
Net asset value, end of period	$35.31	$38.91	$40.25	$39.01	$38.91	$36.02
Total ReturnE,F,G	(1.03)%	19.84%	4.33%	1.07%	8.74%	30.77%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.91%	.86%	.93%	.96%	1.04%
Expenses net of fee waivers, if any	.96%J	.91%	.86%	.93%	.96%	1.04%
Expenses net of all reductions	.95%J	.90%	.86%	.93%	.96%	1.03%
Net investment income (loss)	.81%J	1.64%B	1.48%	.89%	.68%	.73%
Supplemental Data
Net assets, end of period (in millions)	$196	$212	$203	$215	$233	$243
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $8.07 per share is comprised of distributions from net investment income of $.555 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$40.69	$41.72	$40.40	$40.28	$37.28	$28.58
Income from Investment Operations
Net investment income (loss)A	.11	.54B	.49	.28	.18	.18
Net realized and unrealized gain (loss)	(.50)	6.40	1.14	.06	2.98	8.54
Total from investment operations	(.39)	6.94	1.63	.34	3.16	8.72
Distributions from net investment income	(.41)	(.46)	(.30)	(.19)C	(.16)	(.02)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.18)	(7.97)D	(.31)	(.22)	(.16)	(.02)
Net asset value, end of period	$37.12	$40.69	$41.72	$40.40	$40.28	$37.28
Total ReturnE,F,G	(1.16)%	19.57%	4.11%	.86%	8.51%	30.52%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.19%J	1.13%	1.08%	1.15%	1.17%	1.23%
Expenses net of fee waivers, if any	1.19%J	1.13%	1.08%	1.14%	1.17%	1.23%
Expenses net of all reductions	1.18%J	1.13%	1.07%	1.14%	1.17%	1.22%
Net investment income (loss)	.58%J	1.42%B	1.27%	.68%	.47%	.54%
Supplemental Data
Net assets, end of period (in millions)	$252	$271	$263	$294	$324	$335
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.97 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$34.09	$36.19	$35.12	$35.07	$32.52	$25.06
Income from Investment Operations
Net investment income (loss)A	.01	.28B	.24	.05	(.03)	(.01)
Net realized and unrealized gain (loss)	(.42)	5.43	.97	.07	2.60	7.47
Total from investment operations	(.41)	5.71	1.21	.12	2.57	7.46
Distributions from net investment income	(.27)	(.30)	(.13)	(.04)C	(.02)	–
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.04)	(7.81)D	(.14)	(.07)	(.02)	–
Net asset value, end of period	$30.64	$34.09	$36.19	$35.12	$35.07	$32.52
Total ReturnE,F,G	(1.45)%	18.97%	3.49%	.33%	7.91%	29.77%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.74%J	1.68%	1.63%	1.70%	1.72%	1.78%
Expenses net of fee waivers, if any	1.74%J	1.68%	1.63%	1.69%	1.72%	1.78%
Expenses net of all reductions	1.73%J	1.67%	1.63%	1.69%	1.72%	1.77%
Net investment income (loss)	.04 %J	.87%B	.72%	.13%	(.08)%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$41	$46	$44	$49	$53	$54
Portfolio turnover rateK	65%J	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .52%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $7.81 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $7.517 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.81	$45.17	$43.72	$43.56	$40.28	$30.89
Income from Investment Operations
Net investment income (loss)A	.23	.81B	.76	.51	.40	.37
Net realized and unrealized gain (loss)	(.56)	7.01	1.21	.07	3.21	9.20
Total from investment operations	(.33)	7.82	1.97	.58	3.61	9.57
Distributions from net investment income	(.61)	(.66)	(.51)	(.39)C	(.33)	(.18)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.37)D	(8.18)	(.52)	(.42)	(.33)	(.18)
Net asset value, end of period	$41.11	$44.81	$45.17	$43.72	$43.56	$40.28
Total ReturnE,F	(.90)%	20.18%	4.64%	1.35%	9.05%	31.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.62%	.56%	.67%	.69%	.73%
Expenses net of fee waivers, if any	.68%I	.62%	.56%	.67%	.69%	.73%
Expenses net of all reductions	.68%I	.62%	.55%	.66%	.69%	.72%
Net investment income (loss)	1.09%I	1.93%B	1.79%	1.16%	.95%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$376	$436	$713	$716	$786	$681
Portfolio turnover rateJ	65%I	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $3.37 per share is comprised of distributions from net investment income of $.608 and distributions from net realized gain of $2.765 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$44.82	$45.18	$43.74	$43.57	$40.28	$30.89
Income from Investment Operations
Net investment income (loss)A	.25	.86B	.80	.58	.47	.43
Net realized and unrealized gain (loss)	(.55)	7.02	1.22	.07	3.20	9.18
Total from investment operations	(.30)	7.88	2.02	.65	3.67	9.61
Distributions from net investment income	(.67)	(.72)	(.57)	(.45)C	(.38)	(.22)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.44)	(8.24)	(.58)	(.48)	(.38)	(.22)
Net asset value, end of period	$41.08	$44.82	$45.18	$43.74	$43.57	$40.28
Total ReturnD,E	(.85)%	20.36%	4.76%	1.51%	9.21%	31.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.50%	.44%	.51%	.53%	.58%
Expenses net of fee waivers, if any	.56%H	.50%	.44%	.51%	.53%	.58%
Expenses net of all reductions	.55%H	.49%	.43%	.51%	.53%	.57%
Net investment income (loss)	1.21%H	2.05%B	1.91%	1.31%	1.11%	1.18%
Supplemental Data
Net assets, end of period (in millions)	$56	$79	$68	$72	$97	$119
Portfolio turnover rateI	65%H	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Value Strategies Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$42.27	$43.07	$41.71	$41.57	$38.46	$29.51
Income from Investment Operations
Net investment income (loss)A	.21	.74B	.70	.48	.37	.34
Net realized and unrealized gain (loss)	(.52)	6.64	1.15	.08	3.06	8.79
Total from investment operations	(.31)	7.38	1.85	.56	3.43	9.13
Distributions from net investment income	(.59)	(.66)	(.48)	(.39)C	(.32)	(.18)
Distributions from net realized gain	(2.77)	(7.52)	(.01)	(.03)C	–	–
Total distributions	(3.36)	(8.18)	(.49)	(.42)	(.32)	(.18)
Net asset value, end of period	$38.60	$42.27	$43.07	$41.71	$41.57	$38.46
Total ReturnD,E	(.92)%	20.13%	4.57%	1.36%	9.01%	31.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.67%	.61%	.68%	.71%	.76%
Expenses net of fee waivers, if any	.72%H	.67%	.61%	.68%	.71%	.76%
Expenses net of all reductions	.72%H	.66%	.61%	.68%	.71%	.75%
Net investment income (loss)	1.05%H	1.88%B	1.74%	1.14%	.93%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$68	$72	$73	$65	$86	$74
Portfolio turnover rateI	65%H	46%	121%	9%	6%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.53%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$151,618
Gross unrealized depreciation	(41,393)
Net unrealized appreciation (depreciation)	$110,225
Tax cost	$909,777

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $340,881 and $438,127, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$254	$6
Class M	.25%	.25%	652	19
Class C	.75%	.25%	222	10
			$1,128	$35

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class M	3
Class C(a)	3
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$201.20
Class M	231.18
Class C	49.22
Fidelity Value Strategies Fund	351.17
Class K	16.05
Class I	76.21
	$924

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,060	1.63%	$6

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $292. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $41 for the period

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$2,758	$2,766
Class M	2,730	2,831
Class C	365	357
Fidelity Value Strategies Fund	5,863	9,926
Class K	1,178	1,087
Class I	1,019	1,123
Total	$13,913	$18,090
From net realized gain
Class A	$14,864	$37,462
Class M	18,324	46,673
Class C	3,697	9,088
Fidelity Value Strategies Fund	26,664	112,547
Class K	4,859	11,298
Class I	4,742	12,750
Total	$73,150	$229,818

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	135	296	$4,845	$10,638
Reinvestment of distributions	464	1,127	16,785	37,943
Shares redeemed	(493)	(1,026)	(17,826)	(36,865)
Net increase (decrease)	106	397	$3,804	$11,716
Class M
Shares sold	150	349	$5,650	$13,029
Reinvestment of distributions	516	1,294	19,633	45,666
Shares redeemed	(550)	(1,277)	(20,794)	(48,234)
Net increase (decrease)	116	366	$4,489	$10,461
Class C
Shares sold	64	89	$2,031	$2,827
Reinvestment of distributions	126	307	3,972	9,116
Shares redeemed	(209)	(264)	(6,546)	(8,379)
Net increase (decrease)	(19)	132	$(543)	$3,564
Fidelity Value Strategies Fund
Shares sold	330	1,169	$14,000	$50,402
Reinvestment of distributions	730	2,966	30,693	114,742
Shares redeemed	(1,640)	(10,188)	(68,549)	(409,648)
Net increase (decrease)	(580)	(6,053)	$(23,856)	$(244,504)
Class K
Shares sold	220	617	$9,345	$26,514
Reinvestment of distributions	144	321	6,037	12,384
Shares redeemed	(767)	(665)	(31,819)	(27,215)
Net increase (decrease)	(403)	273	$(16,437)	$11,683
Class I
Shares sold	123	459	$4,901	$17,823
Reinvestment of distributions	139	339	5,482	12,386
Shares redeemed	(209)	(774)	(8,181)	(30,001)
Net increase (decrease)	53	24	$2,202	$208

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	.96%
Actual		$1,000.00	$989.70	$4.76
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.19%
Actual		$1,000.00	$988.40	$5.90
Hypothetical-C		$1,000.00	$1,019.00	$5.99
Class C	1.74%
Actual		$1,000.00	$985.50	$8.61
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Fidelity Value Strategies Fund	.68%
Actual		$1,000.00	$991.00	$3.38
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class K	.56%
Actual		$1,000.00	$991.50	$2.78
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class I	.72%
Actual		$1,000.00	$990.80	$3.57
Hypothetical-C		$1,000.00	$1,021.34	$3.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SOI-SANN-0718
1.704746.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018